EQUITY PORTFOLIOS
                                   SEMI-ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

                                 MARCH 31, 1997
                                (GRAPHIC OMITTED]


                             COMPASS CAPITAL FUNDS
                                 [LOGO OMITTED]

                            PURE INVESTMENT STYLE SM

            * NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE *

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

EQUITY PORTFOLIOS

* Large Cap Value Equity                      * International Equity
* Large Cap Growth Equity                     * International Emerging
* Mid-Cap Value Equity                            Markets
* Mid-Cap Growth Equity                       * Select Equity
* Small Cap Value Equity                      * Index Equity
* Small Cap Growth Equity                     * Balanced


================================================================================
                                    TABLE of
                                    CONTENTS

 PRESIDENT'S LETTER.....................................................     1
 PORTFOLIO SUMMARIES
       LARGE CAP VALUE EQUITY...........................................     2
       LARGE CAP GROWTH EQUITY..........................................     3
       MID-CAP VALUE EQUITY.............................................     4
       MID-CAP GROWTH EQUITY............................................     5
       SMALL CAP VALUE EQUITY...........................................     6
       SMALL CAP GROWTH EQUITY..........................................     7
       INTERNATIONAL EQUITY.............................................     8
       INTERNATIONAL EMERGING MARKETS...................................     9
       SELECT EQUITY....................................................    10
       INDEX EQUITY.....................................................    11
       BALANCED.........................................................    12
 STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS........................ 14-39
       INTERNATIONAL EQUITY STATEMENT OF NET ASSETS & LIABILITIES.......    29
 PORTFOLIO FINANCIAL STATEMENTS
       STATEMENTS OF OPERATIONS......................................... 40-41
       STATEMENTS OF CHANGES IN NET ASSETS.............................. 42-43
       FINANCIAL HIGHLIGHTS............................................. 44-51
 NOTES TO FINANCIAL STATEMENTS.......................................... 52-64
 DFA INVESTMENT TRUST COMPANY ANNUAL REPORT............................. 66-77
================================================================================

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                               PRESIDENT'S LETTER
March 31, 1997

Dear Shareholder:

     We welcome the opportunity to present the March 31, 1997 semi-annual report for your Compass Capital Funds. In addition to providing you with a summary of the financial markets on the pages immediately following, we have included a summary for each Compass Capital portfolio that includes a review of your fund's investment approach, recent portfolio management activity and performance.

WHAT HAPPENED IN THE ECONOMY AND FINANCIAL MARKETS.

     The past six months have again given both stock and bond investors positive returns. However, as I mentioned in my November letter, the staggering returns of 1995 and 1996 are unlikely to be repeated in 1997.

     The stock market exhibited significant volatility during the first quarter of 1997, as the Dow Jones Industrial Average reached its all-time high in mid-March before falling over 7% by quarter-end. Likewise, the domestic bond market has taken on an increasingly negative tone as stronger economic data and resultant inflation fears have caused interest rates to rise significantly since mid-February. Consequently, the Federal Reserve increased the Fed funds target rate by 1/4% as a pre-emptive strike at inflation.

OUR THOUGHTS ON THE ECONOMY.

     Although we expect economic strength to continue through mid-year, inflation has remained relatively low. While we believe that additional interest rate increases by the Fed may be necessary to subdue economic growth to a more sustainable rate of 2.25%-2.50%, we do not believe that 1997 will be a repeat of the dramatic rise in short term interest rates that we witnessed in 1994. Rather, we expect that the Federal Reserve's proactive monetary policy should keep inflationary pressures constrained.

WHAT THIS MEANS TO INVESTORS.

     The recent market turbulence underscores the importance of developing a long-term investment strategy based on your specific financial goals. Though each investor's financial situation and risk tolerance are unique, the common thread among all successful long-term investment strategies is a commitment to BEING INVESTED at all times. Additionally, recent market performance has reminded us that a diversified portfolio can potentially enhance returns in addition to reducing volatility. For example, as the U.S. markets retreated over the past few months, international stocks and bonds have posted strong gains, most notably in the emerging markets. In fact, total returns for emerging market stocks in the first quarter of 1997 were nearly four times those of their U.S. counterparts, emphasizing the potential benefit of a diversified portfolio.

     This report is just one of the many ways we are continually striving to provide our shareholders with the information necessary to make informed investment decisions. We would like to thank you for your continued confidence in the Compass Capital Funds and look forward to helping you reach your long-term investment goals.

Sincerely,


[/S/ Karen H. Sabath]

Karen H. Sabath
PRESIDENT, COMPASS CAPITAL GROUP, INC.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                             LARGE CAP VALUE EQUITY
                                    PORTFOLIO
PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT
TOTAL ASSETS (3/31/97):
     $1.2 BILLION
PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER RECENTLY INCREASED THE PORTFOLIO'S ALLOCATION TO THE RETAIL SECTOR FOLLOWING THE MARKET'S NEGATIVE REACTION TO DISAPPOINTING CHRISTMAS SALES.
     (BULLET) IN ANTICIPATION OF FURTHER DEREGULATION IN THE INDUSTRY, THE PORTFOLIO'S HOLDINGS IN ELECTRIC UTILITIES WERE REPOSITIONED TOWARD HIGHER QUALITY, NON-NUCLEAR COMPANIES.
     (BULLET) PROFITS WERE REALIZED IN PHILIP MORRIS, REDUCING THE PORTFOLIO'S OVERALL EXPOSURE TO THE TOBACCO INDUSTRY.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
             LARGE CAP VALUE EQUITY PORTFOLIO AND RUSSELL 1000 VALUE
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

       Institutional  Service  Investor A  Investor B  Investor C  Russell 1000
           Class       Class      Class       Class       Class       Value
4/20/92   10,000      10,000      9,550      10,000      10,000      10,000
6/30/92    9,831       9,831      9,388       9,831       9,831      10,418
9/30/92    9,881       9,882      9,437       9,882       9,882      10,634
12/31/92  10,457      10,457      9,986      10,457      10,457      11,254
3/31/93   11,342      11,342     10,832      11,342      11,342      12,342
6/30/93   11,414      11,414     10,901      11,414      11,414      12,704
9/30/93   12,048      12,042     11,508      12,050      12,050      13,331
12/31/93  12,338      12,327     11,768      12,322      12,322      13,295
3/31/94   11,871      11,853     11,313      11,846      11,846      12,830
6/30/94   12,045      12,021     11,459      11,999      11,999      12,909
9/30/94   12,500      12,466     11,891      12,452      12,452      13,238
12/31/94  12,474      12,432     11,854      12,413      12,413      13,028
3/31/95   13,546      13,494     12,862      13,468      13,468      14,265
6/30/95   14,616      14,549     13,863      14,516      14,516      15,544
9/30/95   15,716      15,633     14,890      15,591      15,591      16,903
12/31/95  16,823      16,722     15,921      16,672      16,672      18,023
3/31/96   17,778      17,659     16,807      17,581      17,581      19,045
6/30/96   18,388      18,253     17,372      18,132      18,132      19,372
9/30/96   19,018      18,864     17,947      18,705      18,705      19,936
12/31/96  20,894      20,698     19,712      20,485      20,485      21,925
3/31/97   21,243      21,044     20,007      20,363      20,780      22,486


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                        19.49%                16.45%
  Service Class                              19.17%                16.23%
  Investor A Class (Load Adjusted)           13.72%                15.05%
  Investor A Class (NAV)                     19.04%                16.12%
  Investor B Class (Load Adjusted)           12.88%                15.46%
  Investor B Class (NAV)                     18.20%                15.93%
  Investor C Class                           17.02%                15.93%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/2/92; Service Shares, 7/29/93; Investor B Shares, 1/18/96; and Investor C Shares, 8/16/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             LARGE CAP GROWTH EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PNC EQUITY ADVISORS COMPANY
TOTAL ASSETS (3/31/97):
     $650.1 MILLION
PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES CONSIDERED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GREATER THAN $5 BILLION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER INCREASED THE PORTFOLIO'S AVERAGE MARKET CAPITALIZATION BY APPROXIMATELY 30%, ADDING TO OR INITIATING POSITIONS IN SOME OF THE NATION'S LARGEST COMPANIES SUCH AS INTEL, MICROSOFT AND ELI LILLY.
     (BULLET) THE PORTFOLIO WAS UNDERWEIGHTED IN TECHNOLOGY STOCKS, WHICH BENEFITED PERFORMANCE DURING THE FIRST QUARTER. SINCE MID-FEBRUARY, THE MANAGER HAS BEEN ADDING TO THE OVERALL TECHNOLOGY WEIGHTING.
     (BULLET) THE MANAGER REDUCED THE PORTFOLIO'S HEAVY WEIGHTING IN THE FINANCIAL SECTOR, PARTICULARLY IN BANK STOCKS, THROUGHOUT FEBRUARY AND MARCH.

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN THE LARGE CAP GROWTH EQUITY PORTFOLIO
                       AND RUSSELL 1000 GROWTH INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

       Institutional  Service  Investor A  Investor B  Investor C  Russell 1000
           Class       Class      Class       Class       Class    Growth Index

11/01/89   10,000     10,000      9,550      10,000      10,000      10,000
12/31/89   10,825     10,825     10,338      10,825      10,825      10,396
3/31/90    10,493     10,493     10,021      10,493      10,493      10,053
6/30/90    10,987     10,987     10,493      10,987      10,987      10,651
9/30/90    10,040     10,040      9,589      10,040      10,040       9,096
12/31/90   10,603     10,603     10,126      10,603      10,603       9,963
3/31/91    11,397     11,397     10,884      11,397      11,397      11,510
6/30/91    11,304     11,304     10,795      11,304      11,304      11,459
9/30/91    11,993     11,993     11,454      11,993      11,993      12,167
12/31/91   13,361     13,361     12,760      13,361      13,361      13,254
3/31/92    12,389     12,389     11,831      12,389      12,389      12,967
6/30/92    12,455     12,455     11,894      12,455      12,455      13,148
9/30/92    12,581     12,581     12,014      12,581      12,581      13,579
12/31/92   13,228     13,228     12,631      13,228      13,228      14,451
3/31/93    13,473     13,473     12,865      13,473      13,473      15,053
6/30/93    13,912     13,912     13,271      13,912      13,912      15,157
9/30/93    15,371     15,371     14,651      15,371      15,371      15,646
12/31/93   15,039     15,039     14,338      15,039      15,039      15,919
3/31/94    13,859     13,859     13,200      13,859      13,859      15,290
6/30/94    13,001     13,001     12,370      13,001      13,001      15,260
9/30/94    13,657     13,657     12,983      13,657      13,657      16,041
12/31/94   13,525     13,525     12,841      13,525      13,525      15,979
3/31/95    14,755     14,755     13,997      14,755      14,755      17,499
6/30/95    16,075     16,075     15,237      16,075      16,075      19,147
9/30/95    17,737     17,737     16,781      17,737      17,737      20,853
12/31/95   18,183     18,183     17,192      18,183      18,183      22,012
3/31/96    19,333     19,333     18,267      19,333      19,333      23,226
6/30/96    20,471     20,471     19,315      20,471      20,471      24,171
9/30/96    21,048     21,048     19,833      21,048      21,048      24,958
12/31/96   21,884     21,884     20,591      21,884      21,884      26,948
3/31/97    21,746     21,746     20,451      21,197      21,197      27,365


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                         1 YEAR       5 YEAR     FROM INCEPTION
                                         ------       ------     --------------
  Institutional Class                    12.48%       11.91%         11.04%
  Service Class                          12.17%       11.71%         10.90%
  Investor A Class (Load Adjusted)        6.92%       10.55%         10.12%
  Investor A Class (NAV)                 11.97%       11.57%         10.81%
  Investor B Class (Load Adjusted)        6.31%       10.89%         10.66%
  Investor B Class (NAV)                 11.32%       11.34%         10.66%
  InvestorC Class                        10.21%       11.34%         10.66%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 3/14/92; Service Shares, 7/29/93; Investor B Shares, 1/24/96; and Investor C Shares, 1/24/97. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                              MID-CAP VALUE EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT
TOTAL ASSETS (3/31/97):
     $68.1 MILLION
PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP VALUE INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS BETWEEN $1 BILLION AND $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO'S AVERAGE COMPANY'S PRICE-TO-EARNINGS (P/E) RATIO IS 21% BELOW THE AVERAGE OF THE RUSSELL MIDCAP VALUE INDEX, UNDERSCORING THE MANAGER'S DISCIPLINED STRATEGY TO COMPOSE A PORTFOLIO OF UNDERVALUED SECURITIES.
     (BULLET) THE PORTFOLIO'S OVERWEIGHT IN THE HEALTHCARE, TECHNOLOGY AND INSURANCE INDUSTRIES POSITIVELY CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE FIRST QUARTER.
     (BULLET) DESPITE RISING INTEREST RATES, THE PORTFOLIO'S BANKING COMPANIES PERFORMED WELL AS RENEWED MERGER ACTIVITY LIFTED THEIR STOCK PRICES.

                       COMPARISON OF CHANGE IN VALUE OF A
                            $10,000 INVESTMENT IN THE
                              MID-CAP VALUE EQUITY
                          PORTFOLIO AND THE RUSSELL MID
                              CAP VALUE INDEX FROM
                                   INCEPTION.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

                                                                     Russell
       Institutional  Service  Investor A  Investor B  Investor C  Mid-Cap Value
           Class       Class      Class       Class       Class       Index

12/28/96   10,000     10,000      9,550      10,000      10,000      10,000
1/31/97    10,230     10,230      9,770      10,230      10,230      10,314
2/28/97    10,450     10,450      9,970      10,440      10,440      10,488
3/31/97    10,084     10,071      9,617       9,614       9,964      10,169


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                              1 YEAR           FROM INCEPTION
                                              ------           --------------
  Institutional Class                           N/A                 0.84%
  Service Class                                 N/A                 0.71%
  Investor A Class (Load Adjusted)              N/A                -3.82%
  Investor A Class (NAV)                        N/A                 0.70%
  Investor B Class (Load Adjusted)              N/A                -1.36%
  Investor B Class (NAV)                        N/A                 0.65%
  Investor C Class                              N/A                 0.65%

The inception date of the Portfolio's Instittuional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                              MID-CAP GROWTH EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PNC EQUITY ADVISORS COMPANY
TOTAL ASSETS (3/31/97):
     $64.0 MILLION
PERFORMANCE BENCHMARK:
     RUSSELL MIDCAP GROWTH INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES CONSIDERED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $1 BILLION AND $5 BILLION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) SINCE ITS INITIAL FUNDING IN DECEMBER 1996, THE PORTFOLIO HAS BEEN UNDERWEIGHTED IN THE TECHNOLOGY SECTOR AND OVERWEIGHTED IN THE HEALTHCARE SECTOR.
     (BULLET) THE MANAGER WILL CONTINUE SEEKING THE MOST DYNAMIC GROWTH COMPANIES IN THE $1-$5 BILLION MARKET CAPITALIZATION CATEGORY.


                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                        INVESTMENT IN THE MID-CAP GROWTH
                        EQUITY PORTFOLIO AND THE RUSSELL
                            MID CAP GROWTH INDEX FROM
                                   INCEPTION.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

                                                                     Russell
       Institutional  Service  Investor A  Investor B  Investor C    Mid-Cap
           Class       Class      Class       Class       Class    Growth Index

12/28/96   10,000     10,000      9,550      10,000      10,000      10,000
1/31/97    10,229     10,229      9,759      10,219      10,219      10,420
2/28/97     9,552      9,552      9,112       9,552       9,552      10,191
3/31/97     8,894      8,894      8,484       8,486       8,795       9,615


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                              1 YEAR           FROM INCEPTION
                                              ------           --------------
  Institutional Class                           N/A               -10.70%
  Service Class                                 N/A               -10.70%
  Investor A Class (Load Adjusted)              N/A               -14.80%
  Investor A Class (NAV)                        N/A               -11.16%
  Investor B Class (Load Adjusted)              N/A               -12.58%
  Investor B Class (NAV)                        N/A               -11.60%
  Investor C Class                              N/A               -10.80%

The inception date of the Portfolio's Instittuional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                             SMALL CAP VALUE EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT
TOTAL ASSETS (3/31/97):
     $351.4 MILLION
PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN SMALL CAP EQUITY SECURITIES CONSIDERED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $1 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO'S OVERWEIGHT POSITION IN THE STRONGLY OUTPERFORMING FINANCE, REIT AND INSURANCE SECTORS AIDED FIRST QUARTER TOTAL RETURN PERFORMANCE.
     (BULLET) THE MANAGER ADDED TWELVE NEW SECURITIES AND ELIMINATED NINE HOLDINGS DURING THE FIRST QUARTER OF 1997, RESULTING IN A NET THREE NEW POSITIONS IN THE FINANCE SECTOR, TWO NEW POSITIONS IN REITS AND TWO FEWER POSITIONS IN BASIC MATERIALS.
     (BULLET) THE PORTFOLIO'S TECHNOLOGY STOCKS PRODUCED AN AVERAGE FIRST QUARTER RETURN OF 1.2%, DEFYING THE NEGATIVE PERFORMANCE OF THE AVERAGE TECHNOLOGY STOCK.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
           SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

                                                                     Russell
       Institutional  Service  Investor A  Investor B  Investor C      2000
           Class       Class      Class       Class       Class     Value Index

4/13/92    10,000     10,000      9,550      10,000      10,000       10,000
6/30/92     9,680      9,680      9,244       9,680       9,680        9,657
9/30/92    10,151     10,151      9,694      10,151      10,151        9,933
12/31/92   11,686     11,686     11,160      11,686      11,686       11,416
3/31/93    12,413     12,413     11,854      12,413      12,412       11,903
6/30/93    12,251     12,251     11,699      12,251      12,251       12,162
9/30/93    13,233     13,232     12,637      13,232      13,232       13,225
12/31/93   13,866     13,856     13,228      13,851      13,851       13,596
3/31/94    13,608     13,599     12,973      13,585      13,584       13,236
6/30/94    13,350     13,322     12,707      13,378      13,306       12,720
9/30/94    14,061     14,022     13,378      13,125      14,009       13,603
12/31/94   13,800     13,768     13,125      13,548      13,733       13,350
3/31/95    14,256     14,212     13,548      14,311      14,154       13,965
6/30/95    15,085     15,028     14,311      15,644      14,933       15,274
9/30/95    16,513     16,428     15,644      16,091      16,297       16,783
12/31/95   16,994     16,898     16,091      16,923      16,732       17,147
3/31/96    17,903     17,797     16,923      17,474      17,583       18,023
6/30/96    18,519     18,383     17,474      17,530      18,123       18,925
9/30/96    18,599     18,449     17,530      18,146      18,146       18,991
12/31/96   20,369     20,203     19,203      19,829      19,829       19,979
3/31/97    20,206     20,015     19,016      19,210      19,606       18,946


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                        12.87%                15.20%
  Service Class                              12.47%                14.98%
  Investor A Class (Load Adjusted)            7.29%                13.80%
  Investor A Class (NAV)                     12.37%                14.86%
  Investor B Class (Load Adjusted)            6.50%                14.04%
  Investor B Class (NAV)                     11.50%                14.50%
  Investor C Class                           10.39%                14.50%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/13/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 10/1/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             SMALL CAP GROWTH EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PNC EQUITY ADVISORS COMPANY
TOTAL ASSETS (3/31/97):
     $478.8 MILLION
PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES CONSIDERED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $1 BILLION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER HAS REDUCED OVERWEIGHTS THAT EXISTED AT THE BEGINNING OF THE FIRST QUARTER IN THE TECHNOLOGY AND CONSUMER SERVICES SECTORS AND RECYCLED ASSETS INTO THE HEALTHCARE, RETAIL AND ENERGY SECTORS.
     (BULLET) THE PORTFOLIO'S AVERAGE MARKET CAPITALIZATION HAS BEEN DECREASED, WHICH THE MANAGER BELIEVES WILL BENEFIT THE PORTFOLIO AND WILL CONTINUE SEEKING THE MOST DYNAMIC GROWTH COMPANIES IN THE BELOW $1 BILLION MARKET CAPITALIZATION CATEGORY.


            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE
                 RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT
                              EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

                                                                     Russell
       Institutional  Service  Investor A  Investor B  Investor C      2000
           Class       Class      Class       Class       Class     Growth Index

9/14/93    10,000     10,000      9,550      10,000      10,000        10,000
9/30/93    10,470     10,470      9,999      10,470      10,470        10,141
12/31/93   10,379     10,374      9,904      10,371      10,371        10,407
3/31/94     9,858      9,854      9,398       9,841       9,841         9,984
6/30/94     9,169      9,143      8,729       9,141       9,141         9,357
9/30/94    10,170     10,144      9,666      10,121      10,121        10,231
12/31/94   10,990     10,955     10,439      10,931      10,931        10,155
3/31/95    11,672     11,635     11,079      11,601      11,601        10,711
6/30/95    13,195     13,146     12,512      13,101      13,101        11,773
9/30/95    15,100     15,026     14,307      14,981      14,981        13,111
12/31/95   16,213     16,066     15,282      16,002      16,002        13,304
3/31/96    18,291     18,107     17,221      17,993      17,993        14,069
6/30/96    20,941     20,719     19,695      20,534      20,534        14,891
9/30/96    22,025     21,809     20,717      21,535      21,535        14,763
12/31/96   21,332     21,110     20,040      20,784      20,784        14,803
3/31/97    17,182     16,989     16,114      16,190      17,182        13,240


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                        -6.06%                16.49%
  Service Class                              -6.18%                16.12%
  Investor A Class (Load Adjusted)          -10.64%                14.41%
  Investor A Class (NAV)                     -6.43%                15.90%
  Investor B Class (Load Adjusted)          -11.41%                14.56%
  Investor B Class (NAV)                     -7.42%                15.55%
  Investor C Class                           -8.17%                15.55%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/14/93; Service and Investor A Shares, 9/15/93; Investor B Shares, 1/18/96; and Investor C Shares, 9/6/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

[Logo omitted]                                             COMPASS CAPITAL FUNDS

                              INTERNATIONAL EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     CASTLEINTERNATIONAL ASSET MANAGEMENT LIMITED
TOTAL ASSETS (3/31/97):
     $569.4 MILLION
PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND
THE FAR EAST INDEX ("EAFE").
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER CONTINUED TO REDUCE THE PORTFOLIO'S WEIGHTING IN
JAPAN.
     (BULLET) PROCEEDS FROM THE SALE OF JAPANESE SECURITIES WERE INVESTED INTO CONTINENTAL EUROPEAN MARKETS, MOST NOTABLY FRANCE AND GERMANY, AS THESE MARKETS HAVE PERFORMED WELL OVER THE PAST SIX MONTHS AND THEIR PROSPECTS FOR ECONOMIC RECOVERY IMPROVE.
     (BULLET) THE MANAGER INCREASED EXPOSURE TO SINGAPORE, WHERE VALUATIONS BECAME ATTRACTIVE AFTER THAT MARKET FELL IN RESPONSE TO RISING U.S. INTEREST RATES.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
              THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]


       Institutional  Service  Investor A  Investor B  Investor C      EAFE
           Class       Class      Class       Class       Class        Index

4/27/92    10,000     10,000      9,500      10,000      10,000       10,000
6/30/92    10,429     10,429      9,908      10,430      10,430        9,529
9/30/92     9,938      9,938      9,442       9,939       9,939        9,682
12/31/92    9,816      9,816      9,327       9,817       9,817        9,317
3/31/93    10,962     10,962     10,415      10,963      10,963       10,443
6/30/93    11,602     11,602     11,024      11,604      11,604       11,502
9/30/93    12,692     12,692     12,058      12,693      12,693       12,273
12/31/93   13,435     13,423     12,747      13,418      13,418       12,386
3/31/94    13,591     13,569     12,886      13,564      13,564       12,827
6/30/94    13,643     13,621     12,916      13,596      13,596       13,492
9/30/94    14,050     14,007     13,293      13,992      13,992       13,513
12/31/94   13,468     13,428     12,732      13,392      13,392       13,385
3/31/95    13,371     13,332     12,630      13,263      13,263       13,644
6/30/95    13,854     13,796     13,069      13,692      13,692       13,753
9/30/95    14,393     14,318     13,560      14,185      14,185       14,337
12/31/95   14,807     14,730     13,954      14,580      14,580       14,929
3/31/96    15,165     15,076     14,271      14,877      14,877       15,371
6/30/96    15,849     15,733     14,893      15,496      15,496       15,625
9/30/96    15,548     15,422     14,587      15,152      15,152       15,616
12/31/96   16,070     15,929     15,068      15,626      15,626       15,876
3/31/97    15,960     15,795     14,942      15,160      15,470       15,638


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                         5.24%                 9.95%
  Service Class                               4.78%                 9.71%
  Investor A Class (Load Adjusted)           -0.55%                 8.48%
  Investor A Class (NAV)                      4.70%                 9.62%
  Investor B Class (Load Adjusted)           -0.69%                 8.80%
  Investor B Class (NAV)                      3.98%                 9.25%
  Investor C Class                            2.94%                 9.25%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/27/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/5/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                         INTERNATIONAL EMERGING MARKETS
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     CASTLEINTERNATIONAL ASSET MANAGEMENT LIMITED
TOTAL ASSETS (3/31/97):
     $158.3 MILLION
PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX
INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE EMERGING OR DEVELOPING BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER REDUCED THE PORTFOLIO'S OVERWEIGHT POSITION IN THE LATIN AMERICAN MARKETS AFTER THAT REGION'S STRONG PERFORMANCE.
     (BULLET) PROCEEDS FROM THE SALE OF LATIN AMERICAN SECURITIES WERE INVESTED INTO ASIAN MARKETS, ALTHOUGH THE PORTFOLIO MAINTAINS AN UNDERWEIGHT POSITION IN THE REGION.
     (BULLET) NEW MARKETS INCLUDED BY THE MANAGER IN THE PORTFOLIO WERE ZIMBABWE AND RUSSIA.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS/FREE INDEX FROM INCEPTION AND AT
                             EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

                                                                        MSCI
       Institutional  Service  Investor A  Investor B  Investor C     Emerging
           Class       Class      Class       Class       Class      Free Index

6/17/94    10,000     10,000      9,500      10,000      10,000       10,000
6/30/94     9,960      9,960      9,462       9,960       9,960       10,000
9/30/94    10,560     10,550     10,013      10,540      10,540       12,076
12/31/94    9,142      9,131      8,665       9,121       9,121       10,340
3/31/95     8,070      8,060      7,637       8,039       8,039        9,060
6/30/95     8,758      8,736      8,272       8,707       8,707       10,001
9/30/95     8,478      8,450      7,997       8,418       8,418        9,937
12/31/95    7,992      7,955      7,529       7,925       7,925        9,803
3/31/96     8,810      8,760      8,291       8,727       8,727       10,413
6/30/96     9,327      9,267      8,770       9,221       9,221       10,848
9/30/96     9,068      9,008      8,515       8,943       8,943       10,456
12/31/96    8,972      8,905      8,418       8,820       8,820       10,394
3/31/97    10,196     10,114      9,552       9,743      10,197       11,274


                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                        15.74%                 0.70%
  Service Class                              15.45%                 0.41%
  Investor A Class (Load Adjusted)            9.41%                -1.64%
  Investor A Class (NAV)                     15.21%                 0.20%
  Investor B Class (Load Adjusted)            9.35%                -1.29%
  Investor B Class (NAV)                     14.50%                -0.30%
  Investor C Class                           13.36%                -0.03%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, Service Shares and Investor A Shares, 6/17/94; Investor B Shares, 7/2/96; and Investor C Shares, 3/21/97. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                                 SELECT EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT
TOTAL ASSETS (3/31/97):
     $473.1 MILLION
PERFORMANCE BENCHMARK:
     S&P 500 INDEX
INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITY. RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER REPOSITIONED HOLDINGS WITHIN THE BANKING INDUSTRY. PROFITS WERE TAKEN IN SECURITIES WHICH WERE FAIRLY VALUED (SUCH AS BANKAMERICA) AND REDEPLOYED INTO MORE ATTRACTIVELY VALUED SECURITIES (BANK ONE).
     (BULLET) THE MANAGER INCREASED POSTIONS IN SECURITIES SUCH AS MCDONALD'S AND WAL-MART DUE TO THEIR LOW VALUATIONS RELATIVE TO THEIR HISTORICAL AVERAGES.
     (BULLET) THE PORTFOLIO INITIATED NEW POSTIONS IN SELECT RETAIL STOCKS, INCLUDING TOYS R US AND THE LIMITED, FOLLOWING LACKLUSTER CHRISTMAS SALES AND THE RESULTANT DECLINE IN VALUATIONS.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

       Institutional  Service  Investor A  Investor B  Investor C     S&P 500
           Class       Class      Class       Class       Class        Index

9/15/93    10,000     10,000      9,550      10,000      10,000       10,000
9/30/93     9,970      9,970      9,521       9,970       9,970       10,206
12/31/93   10,114     10,108      9,653      10,108      10,108       10,208
3/31/94     9,730      9,718      9,278       9,715       9,715        9,922
6/30/94     9,783      9,766      9,331       9,770       9,770        9,826
9/30/94    10,148     10,124      9,659      10,114      10,114        9,879
12/31/94    9,987      9,958      9,498       9,945       9,945        9,917
3/31/95    10,911     10,872     10,366      10,855      10,855       10,420
6/30/95    11,704     11,643     11,098      11,621      11,621       11,059
9/30/95    12,561     12,497     11,908      12,470      12,470       11,268
12/31/95   13,312     13,223     12,595      13,189      13,189       11,757
3/31/96    13,989     13,898     13,221      13,844      13,844       11,552
6/30/96    14,629     14,513     13,812      14,443      14,443       11,609
9/30/96    15,054     14,924     14,197      14,821      14,821       11,825
12/31/96   16,469     16,316     15,528      16,160      16,160       12,182
3/31/97    16,903     16,735     15,922      16,540      16,540       12,118

                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                        20.84%                15.94%
  Service Class                              20.42%                15.64%
  Investor A Class (Load Adjusted)           15.00%                14.01%
  Investor A Class (NAV)                     20.43%                15.49%
  Investor B Class (Load Adjusted)           14.10%                14.25%
  Investor B Class (NAV)                     19.48%                15.24%
  Investor C Class                           18.29%                14.82%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/13/93; Service Shares, 9/15/93; Investor A Shares, 10/13/93; Investor B Shares, 3/27/96; and Investor C Shares, 9/27/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                                  INDEX EQUITY
                                    PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.
TOTAL ASSETS (3/31/97):
     $321.7 MILLION
PERFORMANCE BENCHMARK:
     S&P 500 INDEX
INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE S&P 500 INDEX TOTAL RETURN.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING IN THE U.S. LARGE COMPANY SERIES (THE "INDEX MASTER PORTFOLIO") OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO HAS INVESTED SUBSTANTIALLY ALL OF ITS ASSETS IN THE INDEX MASTER PORTFOLIO SINCE JUNE 2, 1996.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

       Institutional  Service  Investor A  Investor B  Investor C     S&P 500
           Class       Class      Class       Class       Class        Index

4/20/92    10,000     10,000      9,700      10,000      10,000       10,000
6/30/92     9,870      9,870      9,574       9,870       9,870        9,889
9/30/92    10,161     10,161      9,857      10,161      10,161       10,212
12/31/92   10,659     10,659     10,339      10,659      10,659       10,726
3/31/93    11,118     11,118     10,784      11,118      11,118       11,194
6/31/93    11,139     11,139     10,805      11,139      11,139       11,249
9/30/93    11,422     11,417     11,073      11,415      11,415       11,539
12/31/93   11,676     11,664     11,308      11,657      11,657       11,806
3/31/94    11,197     11,181     10,824      11,159      11,159       11,359
6/30/94    11,254     11,231     10,878      11,214      11,214       11,406
9/30/94    11,771     11,739     11,366      11,718      11,718       11,964
12/31/94   11,770     11,731     11,357      11,708      11,708       11,962
3/31/95    12,900     12,850     12,415      12,799      12,799       13,127
6/30/95    14,134     14,070     13,613      14,034      14,034       14,379
9/30/95    15,221     15,143     14,636      15,088      15,088       15,522
12/31/95   16,130     16,036     15,505      15,985      15,985       16,457
3/31/96    16,959     16,836     16,276      16,763      16,763       17,339
6/30/96    17,702     17,562     16,974      17,466      17,466       18,117
9/30/96    18,237     18,089     17,462      17,946      17,946       18,677
12/31/96   19,737     19,563     18,891      19,371      19,371       20,235
3/31/97    20,249     20,055     19,359      19,422      19,821       20,776

                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
                                             ------            --------------
  Institutional Class                        19.41%                15.32%
  Service Class                              19.12%                15.09%
  Investor A Class (Load Adjusted)           15.38%                14.27%
  Investor A Class (NAV)                     18.95%                14.98%
  Investor B Class(Load Adjusted)            12.93%                14.35%
  Investor B Class ( NAV)                    18.25%                14.82%
  Investor C Class                           17.07%                14.82%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 2/7/96; and Investor C Shares, 8/14/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                                    BALANCED
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     Equity Portion: PROVIDENT CAPITAL MANAGEMENT
     Fixed Income Portion: BLACKROCK FINANCIAL MANAGEMENT, INC.
TOTAL ASSETS (3/31/97):
     $268.0 MILLION
PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: SALOMON BROAD INVESTMENT
GRADE INDEX
INVESTMENT APPROACH:
     PURSUES A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO WILL TYPICALLY MAINTAIN A 65% EQUITY AND 35% FIXED INCOME ASSET ALLOCATION.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) WITHIN THE EQUITY PORTION OF THE PORTFOLIO, THE WEAKNESS IN TOBACCO STOCKS (PARTICULARLY PHILIP MORRIS) NEGATIVELY IMPACTED RETURNS FOR THE FIRST QUARTER; HOWEVER, THE MANAGER REMAINS COMMITTED TO THIS POSITION AS THE MARKET MAY HAVE OVERREACTED TO LITIGATION FEARS.
     (BULLET) WITHIN THE FIXED INCOME PORTION, THE MANAGER SIGNIFICANTLY REDUCED THE TREASURY/AGENCY ALLOCATION, REDEPLOYING ASSETS INTO SPREAD PRODUCT (WHICH YIELDS A PREMIUM OVER TREASURIES) SUCH AS MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND CORPORATE BONDS.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND S&P 500 /SALOMON BIG INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                             [CHART GRAPHIC OMITTED]
                          [PLOT POINTS ARE AS FOLLOWS]

                                                                    65% S&P 500,
       Institutional  Service  Investor A  Investor B  Investor C   35% Salomon
           Class       Class      Class       Class       Class      BIG Index

5/14/90    10,000     10,000      9,550      10,000      10,000       10,000
6/30/90    10,240     10,240      9,779      10,240      10,240       10,304
9/30/90     9,236      9,236      8,821       9,236       9,236        9,875
12/31/90    9,998      9,998      9,548       9,998       9,998       10,510
3/31/91    10,827     10,827     10,340      10,827      10,827       11,227
6/30/91    10,796     10,796     10,310      10,796      10,796       11,347
9/30/91    11,459     11,459     10,943      11,459      11,459       11,978
12/31/91   12,243     12,243     11,692      12,243      12,243       12,720
3/31/92    12,165     12,165     11,618      12,165      12,165       12,512
6/30/92    12,469     12,469     11,908      12,469      12,469       12,923
9/30/92    13,197     13,197     12,603      13,197      13,197       13,426
12/31/92   13,690     13,690     13,074      13,690      13,690       13,689
3/31/93    14,160     14,160     13,523      14,160      14,160       14,269
6/30/93    14,481     14,481     13,829      14,481      14,481       14,549
9/30/93    14,894     14,888     14,215      14,885      14,885       14,929
12/31/93   15,309     15,294     14,600      15,288      15,288       15,053
3/31/94    14,821     14,797     14,109      14,774      14,774       14,580
6/30/94    14,647     14,615     13,941      14,598      14,598       14,507
9/30/94    14,875     14,833     14,144      14,810      14,810       14,806
12/31/94   14,827     14,776     14,082      14,725      14,725       14,842
3/31/95    15,802     15,741     14,996      15,666      15,666       15,837
6/30/95    16,989     16,910     16,105      16,788      16,788       16,994
9/30/95    17,900     17,789     16,950      17,640      17,640       17,673
12/31/95   18,936     18,805     17,914      18,613      18,613       18,543
3/31/96    19,418     19,285     18,351      19,033      19,033       18,683
6/30/96    20,002     19,837     18,884      19,547      19,547       19,033
9/30/96    20,484     20,301     19,320      19,956      19,956       19,466
12/31/96   21,871     21,661     20,609      21,245      21,245       20,415
3/31/97    22,143     21,913     20,844      21,452      21,452       20,537

                        For period ending March 31, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                          1 YEAR      5 YEAR     FROM INCEPTION
                                          ------      ------     --------------
  Institutional Class                     14.03%      12.73%         12.23%
  Service Class                           13.63%      12.49%         12.06%
  Investor A Class (Load Adjusted)         8.44%      11.38%         11.26%
  Investor A Class (NAV)                  13.58%      12.41%         12.00%
  Investor B Class (Load Adjusted)         7.61%      11.56%         11.72%
  Investor B Class (NAV)                  12.70%      12.01%         11.72%
  Investor C Class                        11.57%      12.01%         11.72%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 5/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/20/96. See "Note on Performance Information" on page 13 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity and International Emerging Markets Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. PAMG and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares      Value
                                     ---------   -------------
COMMON STOCKS -- 98.5%
AEROSPACE -- 1.5%
  Allied-Signal, Inc.                 262,200    $  18,681,750
                                                 -------------
AIR TRANSPORTATION -- 1.2%
  Northwest Airlines Corp. -
     Class A**                        402,200       15,132,775
                                                 -------------
BANKS -- 13.5%
 #Banc One Corp.                      434,800       17,283,300
  Bank of Boston Corp.                276,340       18,514,780
 #Bank of New York Co., Inc.          417,800       15,354,150
 #BankAmerica Corp.                   150,700       15,183,025
  Chase Manhattan Corp.               192,700       18,041,537
  CoreStates Financial Corp.          430,933       20,469,317
  Crestar Financial Corp.             365,600       12,658,900
  First Chicago NBD Co.               368,268       19,932,505
  First Union Corp.                   103,700        8,412,662
  Fleet Financial Group, Inc.         309,200       17,701,700
                                                 -------------
                                                   163,551,876
                                                 -------------
CHEMICALS -- 6.1%
  Dow Chemical Co.                    183,300       14,664,000
  E.I. Du Pont de Nemours & Co.        94,825       10,051,450
  IMC Fertilizer Group, Inc.          574,000       20,735,750
  Lubrizol Corp.                      365,200       11,869,000
  PPG Industries, Inc.                301,900       16,302,600
                                                 -------------
                                                    73,622,800
                                                 -------------
COMPUTER & OFFICE EQUIPMENT -- 2.1%
  Xerox Corp.                         455,400       25,900,875
                                                 -------------
CONGLOMERATES -- 3.3%
 #Elf Aquitaine ADR                   121,100        5,964,175
 #Royal Dutch Petroleum Co.           101,100       17,692,500
  Ultramar Diamond Shamrock Corp.     507,464       16,111,982
                                                 -------------
                                                    39,768,657
                                                 -------------
ELECTRONICS -- 5.2%
  Applied Materials, Inc.**            63,700        2,954,087
  Avnet, Inc.                         192,100       10,829,637
  General Electric Co.                124,000       12,307,000
  Rockwell International Corp.**      219,500       14,240,062
  Texas Instruments, Inc.             130,800        9,793,650
  Varian Associates, Inc.             241,300       12,909,550
                                                 -------------
                                                    63,033,986
                                                 -------------
ENERGY & UTILITIES -- 7.8%
  Entergy Corp.                       395,900        9,699,550
  FPL Group, Inc.                     401,600       17,720,600
 #NIPSCO                              286,600       11,249,050
  Pacificorp                          598,700       12,797,212
  Peco Energy Co.                     549,600       11,198,100
  Southern Co.                        962,100       20,324,362
  Unicom Corp.                        565,130       11,020,035
                                                 -------------
                                                    94,008,909
                                                 -------------
FINANCE -- 3.6%
 #AMBAC, Inc.                         137,700        8,881,650
  Dean Witter Discover & Co.          569,672       19,867,311
 #H & R Block, Inc.                   491,100       14,426,062
                                                 -------------
                                                    43,175,023
                                                 -------------
FOOD & AGRICULTURE -- 1.0%
  Archer Daniels Midland Co.          705,890       12,617,784
                                                 -------------


                                      Number
                                     of Shares       Value
                                     ---------   -------------
INSURANCE -- 5.0%
  Aetna, Inc.                         130,600    $  11,215,275
  Allstate Corp.                      154,024        9,145,175
  Chubb Corp.                         234,300       12,622,912
  Cigna Corp.                          54,700        7,993,037
  MBIA, Inc.                           83,100        7,967,212
  TIG Holdings, Inc.                   66,900        2,124,075
  USF&G Corp.                         413,800        8,896,700
                                                 -------------
                                                    59,964,386
                                                 -------------
MACHINE TOOLS, METAL CUTTING TYPES -- 2.0%
  Black & Decker Corp.                748,300       24,039,137
                                                 -------------
MACHINERY & HEAVY EQUIPMENT -- 3.3%
 #Cooper Industries, Inc.             312,000       13,533,000
 #Deere & Co.                         431,500       18,770,250
  Dover Corp.                         136,200        7,150,500
                                                 -------------
                                                    39,453,750
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 0.5%
  Foundation Health Co.**             167,000        6,095,500
                                                 -------------
METAL & MINING -- 2.9%
 #Aluminum Co. of America             140,000        9,520,000
  Phelps Dodge Corp.                  250,000       18,281,250
  Reynolds Metals Co.                 112,300        6,962,600
                                                 -------------
                                                    34,763,850
                                                 -------------
MOTOR VEHICLES -- 5.5%
  Chrysler Corp.                      411,800       12,354,000
  Dana Corp.                          405,100       13,317,663
  Ford Motor Co.                      507,500       15,922,813
  General Motors Corp.                201,804       11,174,897
  Goodyear Tire & Rubber Co.          275,300       14,384,425
                                                 -------------
                                                    67,153,798
                                                 -------------
OIL & GAS -- 6.2%
  Atlantic Richfield Co.               94,700       12,784,500
  Chevron Corp.                       185,500       12,915,438
  Exxon Corp.                         123,900       13,350,225
  Mobil Corp.                         106,100       13,859,313
  Phillips Petroleum Co.              318,300       13,010,513
 #Tenneco Inc.**                      227,600        8,876,400
                                                 -------------
                                                    74,796,389
                                                 -------------
PAPER & FOREST PRODUCTS -- 2.3%
 #Champion International Corp.        295,700       13,454,350
  International Paper Co.             376,700       14,644,213
                                                 -------------
                                                    28,098,563
                                                 -------------
PHARMACEUTICALS -- 3.1%
  American Home Products Corp.        110,300        6,618,000
  Bristol-Myers Squibb Co.            164,400        9,699,600
  Eli Lilly  & Co.                    118,400        9,738,400
  Merck & Co., Inc.                   130,050       10,956,713
                                                 -------------
                                                    37,012,713
                                                 -------------
RETAIL MERCHANDISING -- 7.0%
 #Federated Department Stores, Inc.** 277,900        9,135,963
  Fingerhut Cos., Inc.                608,500        8,519,000
  J.C. Penney Co., Inc.               417,200       19,869,150
 #K Mart Corp.**                      919,300       11,146,513
  Kroger Co.                          306,900       15,575,175
  Limited, Inc.                       322,700        5,929,613
  Sears, Roebuck & Co.                 64,600        3,246,150
  Toys "R"  Us,  Inc.**               414,100       11,594,800
                                                 -------------
                                                    85,016,364
                                                 -------------


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares      Value
                                     ---------  --------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 9.5%
 #AT&T Corp.                          546,800    $  19,001,300
 #Bell Atlantic Corp.                 250,700       15,261,363
  GTE Corp.                           418,600       19,517,225
  NYNEX  Corp.                        329,400       15,028,875
  Pacific Telesis Group               198,900        7,508,475
 #Sprint Corp.                        437,900       19,924,450
  US West Communications Group        535,000       18,190,000
                                                 -------------
                                                   114,431,688
                                                 -------------
TEXTILES -- 0.7%
  Fruit of the Loom, Inc.             195,900        8,129,850
                                                 -------------
TOBACCO -- 3.8%
  Philip Morris Cos., Inc.            232,300       26,511,238
  UST, Inc.                           694,600       19,361,975
                                                 -------------
                                                    45,873,213
                                                 -------------
TRANSPORTATION -- 1.4%
  CSX Corp.                           234,300       10,894,950
  Norfolk Southern Corp.               78,400        6,683,600
                                                 -------------
                                                    17,578,550
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $1,029,048,928)                          1,191,902,186
                                                 -------------

                                         Par
                         Maturity        (000)
                        ----------     --------
SHORT TERM INVESTMENTS -- 1.5%
   Federal Home Loan Bank Discount Notes
     6.25%               04/01/97      $18,100      18,100,000
   Smith Barney Money Market Fund           81          80,752
                                                 -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $18,180,752)                                18,180,752
                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,047,229,680*)                 100.0%  1,210,082,938

LIABILITIES IN EXCESS OF
  OTHER ASSETS                             0.0%       (111,497)
                                         ------  -------------

                                                    Value
                                                --------------
NET ASSETS (Applicable to 46,631,139
  Institutional shares, 34,534,436 Service
  shares, 2,512,793 Investor A shares,
  662,527 Investor B shares and 45,397
  Investor C shares outstanding)         100.0%  1,209,971,441
                                         ======  =============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($668,740,647 (DIVIDE) 46,631,139)                    $14.34
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($495,085,497 (DIVIDE) 34,534,436)                    $14.34
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($36,031,634 (DIVIDE) 2,512,793)                      $14.34
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.34 (DIVIDE) .955)                                $15.02
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($9,465,086 (DIVIDE) 662,527)                         $14.29
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($648,577 (DIVIDE) 45,397)                            $14.29
                                                        ======

---------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                  $187,966,272
   Gross unrealized depreciation                   (25,113,014)
                                                  ------------
                                                  $162,853,258
                                                  ============

** Non-income producing security.
#  Total or partial securities on loan.

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------   --------------
COMMON STOCKS -- 98.4%
ADVERTISING -- 0.7%
  Omnicom Group, Inc.                  85,900     $  4,284,262
                                                  ------------
AEROSPACE -- 2.8%
  Allied-Signal, Inc.                  79,600        5,671,500
  McDonnell Douglas Corp.              95,800        5,843,800
  United Technologies Corp.            86,900        6,539,225
                                                  ------------
                                                    18,054,525
                                                  ------------
AIR TRANSPORTATION -- 1.3%
  Atlas Air, Inc.**                   220,900        5,798,625
 #Southwest Airlines                  104,600        2,314,275
                                                  ------------
                                                     8,112,900
                                                  ------------
BANKS -- 5.2%
  BankAmerica Corp.                    58,900        5,934,175
  Chase Manhattan Corp.                89,900        8,416,887
  Great Western Financial Corp.       162,500        6,560,937
 #H.F. Ahmanson & Co.                  43,600        1,591,400
  MBNA Corp.                          110,600        3,082,975
  Wells Fargo & Co.                    28,700        8,154,387
                                                  ------------
                                                    33,740,761
                                                  ------------
BEVERAGES -- 2.7%
  Panamerican Beverages, Inc.
     Class A                           71,300        3,823,462
  Pepsico, Inc.                       421,300       13,744,912
                                                  ------------
                                                    17,568,374
                                                  ------------
BROADCASTING -- 1.1%
  Clear Channel Communications, Inc.  169,000        7,245,875
                                                  ------------
CHEMICALS -- 0.9%
 #PPG Industries, Inc.                 43,800        2,365,200
  W.R. Grace & Co.                     68,500        3,245,187
                                                  ------------
                                                     5,610,387
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 4.3%
  3Com Corp.**                         87,900        2,878,725
  Computer Associates
    International, Inc.                82,300        3,199,412
 #Dell Computer Corp.                  90,900        6,147,112
  Harris Corp.                         42,900        3,297,937
 #HBO & Co.                           187,900        8,925,250
  International Business Machines
    Corp.                              20,800        2,857,400
  Office Depot, Inc.**                 49,100        1,000,412
                                                  ------------
                                                    28,306,248
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 7.5%
  Cisco Systems, Inc.**               171,500        8,253,437
  First Data Corp.                    186,900        6,331,237
  Gulfstream Aerospace Corp.**        250,000        5,437,500
  Microsoft Corp.                     169,900       15,577,706
  Oracle Corp.                         83,550        3,221,897
  Parametric Technology Corp.**       221,800       10,008,725
                                                  ------------
                                                    48,830,502
                                                  ------------
CONTAINERS -- 1.1%
  Crown Cork & Seal Co., Inc.          64,400        3,324,650
  Sealed Air Corp.**                   86,200        3,544,975
                                                  ------------
                                                     6,869,625
                                                  ------------
CREDIT INSTITUTIONS -- 0.4%
  First USA Paymentech, Inc.**        111,700        2,918,163
                                                  ------------

                                      Number
                                     of Shares       Value
                                     ---------    ------------
ELECTRONICS -- 10.1%
 #Adaptec, Inc.                       128,400      $ 4,590,300
  General Electric Co.                140,200       13,914,850
  Hewlett Packard Co.                 134,100        7,140,825
  Intel Corp.                         216,900       30,176,213
  Motorola, Inc.                       52,200        3,151,575
 #Nokia Corp. ADR                     116,400        6,780,300
                                                  ------------
                                                    65,754,063
                                                  ------------
ENTERTAINMENT & LEISURE -- 4.2%
  Carnival Corp., Class A             105,600        3,907,200
 #Circus Circus Enterprises, Inc.**   177,600        4,617,600
  HFS, Inc.**                          78,700        4,633,463
  Marriott International, Inc.         98,200        4,885,450
 #Mirage Resorts, Inc.                242,300        5,148,875
  Walt Disney Co.                      52,600        3,839,800
                                                  ------------
                                                    27,032,388
                                                  ------------
FINANCE -- 3.6%
  Citicorp                             30,800        3,334,100
  Fannie Mae                          226,400        8,178,700
  Golden West Financial Corp.          27,100        1,700,525
  Household International, Inc.        42,600        3,668,925
 #Reuters Holdings PLC ADR            108,900        6,336,619
                                                  ------------
                                                    23,218,869
                                                  ------------
FOOD & AGRICULTURE -- 1.6%
  Campbell Soup Co.                   102,200        4,739,525
  Conagra, Inc.                       102,400        5,555,200
                                                  ------------
                                                    10,294,725
                                                  ------------
INSURANCE -- 4.0%
  Ace, Ltd.                            87,700        5,612,800
 #Aetna, Inc.                          98,800        8,484,450
  American International Group, Inc.   29,100        3,415,613
  General Re Corp.                     21,900        3,460,200
  Mid Ocean Ltd.                      108,900        5,199,975
                                                  ------------
                                                    26,173,038
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 2.0%
  Illinois Tool Works, Inc.            83,700        6,832,013
 #Millipore Corp.                     145,000        6,144,375
                                                  ------------
                                                    12,976,388
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 5.3%
  Healthsouth Corp.                   568,800       10,878,300
  Medpartners, Inc.**                 458,671        9,746,759
  Medtronic, Inc.                      90,300        5,621,175
  Pacificare Health Systems, Inc.
    Class B**                          46,000        3,967,500
 #United Healthcare Corp.              90,900        4,329,113
                                                  ------------
                                                    34,542,847
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
 #Boston Scientific Corp.**           103,000        6,360,250
                                                  ------------
METAL & MINING -- 0.2%
  Worthington Industries, Inc.         84,100        1,608,413
                                                  ------------
MOTOR VEHICLES -- 0.7%
  Harley-Davidson, Inc.               135,500        4,590,063
                                                  ------------
OIL & GAS -- 0.8%
  Transocean Offshore, Inc.            97,800        5,489,025
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.1%
  Kimberly-Clark Corp.                 70,500        7,005,938
                                                  ------------

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 13.4%
  American Home Products Corp.        141,000      $ 8,460,000
  Bristol-Myers Squibb Co.            166,200        9,805,800
  Eli Lilly & Co.                      50,100        4,120,725
  Johnson & Johnson                   131,200        6,937,200
  Merck & Co., Inc.                   278,900       23,497,325
  Pfizer, Inc.                        135,300       11,382,113
  Smithkline Beecham PLC              195,900       13,713,000
  Warner-Lambert Co.                  109,000        9,428,500
                                                  ------------
                                                    87,344,663
                                                  ------------
PUBLISHING -- 0.5%
  Scholastic Corp.**                  118,700        3,353,275
                                                  ------------
REAL ESTATE -- 0.6%
  Spieker Properties, Inc.            107,700        4,200,300
                                                  ------------
RETAIL MERCHANDISING -- 8.2%
  Gap, Inc.                           186,400        6,244,400
  Kroger Co.                           97,200        4,932,900
  Mattel, Inc.                        239,600        5,750,400
 #PetSmart, Inc.                      253,800        5,139,450
  Saks Holdings, Inc.**               104,300        2,998,625
  Sears, Roebuck & Co.                 76,200        3,829,050
  Service Corp. International         295,400        8,788,150
 #Staples, Inc.**                     365,500        7,355,688
  Wal-Mart Stores, Inc.               289,200        8,061,450
                                                  ------------
                                                    53,100,113
                                                  ------------
SOAPS & COSMETICS -- 4.2%
  Avon Products, Inc.                  60,000        3,150,000
  Colgate-Palmolive Co.                71,900        7,163,038
  Estee Lauder Cos.                    72,400        3,502,350
 #Procter & Gamble Co.                116,600       13,409,000
                                                  ------------
                                                    27,224,388
                                                  ------------
STRUCTURAL CLAY PRODUCTS -- 1.7%
  Schering Plough Corp.               151,800       11,043,450
                                                  ------------
TELECOMMUNICATIONS -- 2.6%
  Ericsson L.M. Telephone ADR         222,700        7,530,044
 #World Communications, Inc.          419,520        9,229,440
                                                  ------------
                                                    16,759,484
                                                  ------------
TEXTILES -- 0.5%
  Nike, Inc.                           56,400        3,496,800
                                                  ------------
TOBACCO -- 4.1%
  Philip Morris Cos., Inc.            233,800       26,682,425
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $512,386,708)                              639,792,527
                                                  ------------

                                           Par
                             Maturity     (000)      Value
                            ----------  --------  ------------
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Bank Discount Notes
     5.75%                   04/01/97    $7,170    $ 7,170,000
   U.S. Treasury Bills
     5.14%                   06/19/97       750***     741,358
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,911,532)                                  7,911,358
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $520,298,240*)                     99.6%   647,703,885

OTHER ASSETS IN EXCESS OF
  LIABILITIES                               0.4%     2,386,781
                                         -------  ------------
NET ASSETS (Applicable to 28,655,821
  Institutional shares, 14,098,880 Service
  shares, 1,319,237 Investor A shares,
  299,304 Investor B shares and 1,028
  Investor C shares outstanding)          100.0%  $650,090,666
                                          ======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($419,832,803 (DIVIDE) 28,655,821)                    $14.65
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($206,568,127 (DIVIDE) 14,098,880)                    $14.65
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($19,325,021 (DIVIDE) 1,319,237)                      $14.65
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.65 (DIVIDE) .955)                                $15.34
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($4,349,780 (DIVIDE) 299,304)                         $14.53
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($14,935 (DIVIDE) 1,028)                              $14.53
                                                        ======

------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $144,153,014
    Gross unrealized depreciation                  (16,747,369)
                                                  ------------
                                                  $127,405,645
                                                  ------------
** Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $600,000 on 40 Standard & Poor's 500 Stock Index futures contracts expiring June 1997. The value of such contracts on March 31, 1997 was $15,510,000, thereby resulting in an unrealized loss of $1,294,000.
# Total or partial securities on loan.

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS -- 95.2%
AIR TRANSPORTATION -- 1.8%
  Northwest Airlines Corp. Class A**   17,300     $    650,912
  UAL Corp.**                           9,200          595,700
                                                  ------------
                                                     1,246,612
                                                  ------------
AUTOMOTIVE -- 1.1%
  Lear Corp.**                         21,700          724,237
                                                  ------------
BANKS -- 11.1%
  Amsouth Bancorp.                     14,700          709,275
  Bancorp Hawaii, Inc.                 15,900          681,712
  Compass Bancshares, Inc.             19,100          849,950
  Dauphin Deposit Corp.                15,100          626,650
  First American Corp. - Tennessee     10,600          674,425
  First Hawaiian, Inc.                 26,300          818,587
  First Virginia Banks, Inc.           14,500          743,125
  Signet Banking Corp.                 28,500          840,750
  Union Planters Corp.                 18,400          747,500
  Washington Federal, Inc.             37,580          854,945
                                                  ------------
                                                     7,546,919
                                                  ------------
BUSINESS SERVICES -- 1.0%
  Varian Associates, Inc.              12,200          652,700
                                                  ------------
CHEMICALS -- 3.6%
  Albemarle Corp.                      40,800          729,300
  Arco Chemical Co.                    14,900          648,150
  Asarco, Inc.                         10,800          303,750
  Ashland, Inc.                        19,500          784,875
                                                  ------------
                                                     2,466,075
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 2.3%
  Harris Corp.                          9,400          722,625
  Komag, Inc.**                        29,000          880,875
                                                  ------------
                                                     1,603,500
                                                  ------------
CONSTRUCTION -- 5.3%
  Centex Corp.                         21,600          761,400
  Harsco Corp.                         21,300          774,787
  Martin Marietta Materials, Inc.      25,000          643,750
  USG Corp.**                          19,700          618,087
  Vulcan Materials Co.                 12,200          791,475
                                                  ------------
                                                     3,589,499
                                                  ------------
CONTAINERS -- 1.0%
  Owens-Illinois, Inc.**               27,200          669,800
                                                  ------------
DURABLE GOODS -- 3.2%
  Limited, Inc.                        41,400          760,725
  Whirlpool Corp.                      16,200          771,525
  York International Corp.             15,100          632,312
                                                  ------------
                                                     2,164,562
                                                  ------------
ELECTRONICS -- 8.0%
  Arrow Electronics, Inc.**            13,600          766,700
  Avnet, Inc.                          13,000          732,875
  Boston Edison Co.                    30,000          787,500
  DPL, Inc.                            32,300          779,237
  Florida Progress Corp.               26,000          789,750
  Lam Research Corp.**                 23,300          786,375
  SCI Systems, Inc.**                  15,600          789,750
                                                  ------------
                                                     5,432,187
                                                  ------------

                                      Number
                                     of Shares        Value
                                     ----------   ------------
ENERGY & UTILITIES -- 8.4%
  Cipsco, Inc.                         18,900     $    668,587
  Illinova Corp.                        9,600          219,600
  Ipalco Enterprises, Inc.             14,700          446,512
  LG&E Energy Corp.                    33,200          800,950
  NIPSCO Industries, Inc.              20,200          792,850
  Public Service Co. of Colorado       17,700          685,875
  Scana Corp.                          25,100          636,912
  Sierra Pacific Resources             24,200          710,875
  Valero Energy Corp.                  21,900          796,612
                                                  ------------
                                                     5,758,773
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.1%
  Harrah's Entertainment, Inc.**       42,400          726,100
                                                  ------------
FINANCE -- 2.5%
  Advanta Corp. Class B                 8,800          227,700
  Countrywide Credit Industries, Inc.  27,000          668,250
  Donaldson, Lufkin & Jenrette, Inc.   22,900          838,713
                                                  ------------
                                                     1,734,663
                                                  ------------
FOOD & AGRICULTURE -- 2.2%
  IBP, Inc.                            30,500          751,063
  SUPERVALU, Inc.                      25,800          767,550
                                                  ------------
                                                     1,518,613
                                                  ------------
GLASS PRODUCTS -- 1.3%
  Fisher Scientific International, Inc. 20,100         886,913
                                                  ------------
INSURANCE -- 8.1%
  Allmerica Financial Corp.            21,600          758,700
  American Financial Group, Inc.       17,900          653,350
  Everest Reinsurance Holdings, Inc.   27,200          799,000
  Old Republic International Corp.     24,900          638,063
  Partnerre Ltd.                       23,300          824,238
  Protective Life Corp.                18,000          756,000
  Reliastar Financial Corp.**          12,800          756,800
  U.S. Life Corp.                       6,600          308,550
                                                  ------------
                                                     5,494,701
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 2.3%
  Case Corp.                           15,000          761,250
  Cooper Industries, Inc.              18,100          785,088
                                                  ------------
                                                     1,546,338
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 4.7%
  Apria Healthcare Group, Inc.**       40,400          732,250
  Bergen Brunswig Corp.                22,100          657,475
  Health Systems International, Inc.** 19,700          554,063
  Tenet Healthcare Corp.**             28,500          701,813
  Wellpoint Health Networks, Inc.**    14,200          589,300
                                                  ------------
                                                     3,234,901
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.2%
  Beckman Instruments, Inc.            18,900          793,800
                                                  ------------
METAL & MINING -- 1.2%
  Reynolds Metals Co.                  12,900          799,800
                                                  ------------
MISCELLANEOUS SERVICES -- 2.1%
  ITT Industries, Inc.                 28,200          630,975
  Tecumseh Products Co. Class A        13,800          786,600
                                                  ------------
                                                     1,417,575
                                                  ------------


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                            STATEMENT OF NET ASSETS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 3.1%
  Cooper Tire & Rubber Co.             32,300       $  597,550
  Echlin, Inc.                         24,200          822,800
  Fleetwood Enterprises, Inc.**        27,300          682,500
                                                  ------------
                                                     2,102,850
                                                  ------------
OIL & GAS -- 4.1%
  Mitchell Energy & Development Corp.  42,400          869,200
  Parker & Parsley Pertoleum Co.**     25,700          758,150
  Pennzoil Co.                         14,100          729,675
  Sun Co., Inc.                        15,900          415,388
                                                  ------------
                                                     2,772,413
                                                  ------------
PAPER & FOREST PRODUCTS -- 4.2%
  Champion International, Inc.         18,300          832,650
  Mead Corp.                           11,200          593,600
  Rayonier, Inc.                       18,900          704,025
  Union Camp Corp.                     16,000          754,000
                                                  ------------
                                                     2,884,275
                                                  ------------
REAL ESTATE -- 3.4%
  Equity Residential Properties Trust  19,100          847,563
  Health & Retirement Property Trust   43,500          783,000
  Simon Property Group, Inc.           23,600          713,900
                                                  ------------
                                                     2,344,463
                                                  ------------
RESTAURANTS -- 0.8%
  Darden Restaurants**                 71,700          564,638
                                                  ------------
RETAIL MERCHANDISING -- 2.2%
  Circuit City Stores, Inc.            21,100          704,213
  Dillard Department Stores, Inc.      26,200          825,300
                                                  ------------
                                                     1,529,513
                                                  ------------
TELECOMMUNICATIONS -- 2.3%
  Frontier Corp.                       36,200          647,075
  Southern New England
    Telecommunications Corp.           25,000          896,875
                                                  ------------
                                                     1,543,950
                                                  ------------
TRANSPORTATION -- 1.0%
  Kansas City Southern Industries, Inc. 14,000         700,000
                                                  ------------
TRAVEL & RECREATION -- 0.6%
  Royal Caribbean Cruises Ltd.         14,500          442,250
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $65,580,643)                                64,892,620
                                                  ------------
                                         Par
                         Maturity       (000)
                        ----------    ----------
SHORT TERM INVESTMENTS -- 4.6%
   Federal Home Loan Bank
     Discount Notes
     6.25%               04/01/97       $2,800       2,800,000
   Smith Barney Money Market Fund          298         298,288
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,098,288)                                  3,098,288
                                                   -----------


                                                      Value
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $68,678,931*)                    99.8%     $67,990,908

OTHER ASSETS IN EXCESS OF
  LIABILITIES                             0.2%         154,220
                                        ------     -----------
NET ASSETS  (Applicable  to  5,684,315
  Institutional shares, 981,367 Service
  shares, 70,383 Investor A shares, 44,816
  Investor B shares and 1,014
  Investor C shares outstanding)        100.0%     $68,145,128
                                        ======     ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($57,121,550 (DIVIDE) 5,684,315)                      $10.05
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($9,856,966 (DIVIDE) 981,367)                         $10.04
                                                        ======
NET ASSET VALUE  AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($706,624 (DIVIDE) 70,383)                            $10.04
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($10.04 (DIVIDE) .955)                                $10.51
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($449,805 (DIVIDE) 44,816)                            $10.04
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($10,183 (DIVIDE) 1,014)                              $10.04
                                                        ======


--------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                  $ 1,640,373
    Gross unrealized depreciation                  $(2,328,396)
                                                   -----------
                                                   $  (688,023)
                                                   ===========
** Non-income producing security.


See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares        Value
                                     ---------     -----------
COMMON STOCKS -- 83.4%
BUSINESS SERVICES -- 2.9%
  Apollo Group, Inc.**                 20,200       $  494,900
  Quintiles Transnational Corp.**       7,200          387,900
  Robert Half International, Inc.**    28,800        1,004,400
                                                   -----------
                                                     1,887,200
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 1.7%
  Cambridge Technology Partners,
     Inc.**                            19,800          457,875
  Gateway 2000, Inc.**                 12,000          615,000
                                                   -----------
                                                     1,072,875
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 9.0%
  Acxiom Corp.**                       12,400          178,250
  Baan Company NV**                    21,300          950,512
  BMC Software, Inc.**                 19,000          876,375
  CBT Group PLC**                      11,900          593,512
  Comverse Technology, Inc.**          20,500          809,750
  Gartner Group, Inc.**                14,800          320,050
  Parametric Technology Corp.**        11,500          518,937
  Pegasystems, Inc.**                   8,600          173,075
  Peoplesoft, Inc.**                   11,000          440,000
  Rational Software Corp.**             6,000          123,750
  Remedy Corp.**                        8,700          332,775
  Sterling Commerce, Inc.**            15,600          452,400
                                                   -----------
                                                     5,769,386
                                                   -----------
CONSTRUCTION -- 0.6%
  Oakwood Homes Corp.                  20,500          361,312
                                                   -----------
ELECTRONICS -- 7.5%
  Adaptec, Inc.**                      20,400          729,300
  Altera Corp.**                       20,000          860,000
  Concord EFS, Inc.**                  22,900          429,375
  Electronics For Imaging, Inc.**      23,400          933,075
  Linear Technology Corp.**            14,000          619,500
  Maxim Integrated Products, Inc.**    12,700          614,362
  Vitesse Semiconductor, Inc.**        22,000          607,750
                                                   -----------
                                                     4,793,362
                                                   -----------
ENTERTAINMENT & LEISURE -- 2.0%
  Doubletree Corp.**                   14,400          511,200
  Regal Cinemas, Inc.**                28,700          774,900
                                                   -----------
                                                     1,286,100
                                                   -----------
FINANCE -- 6.6%
  Capital One Financial Corp.          26,300          979,675
  First USA, Inc.                      22,500          953,437
  Green Tree Financial Corp.           17,500          590,625
  MGIC Investment Corp.                14,300        1,011,725
  The Money Store, Inc.                33,000          693,000
                                                   -----------
                                                     4,228,462
                                                   -----------
INSURANCE -- 2.4%
  Conseco, Inc.                        25,900          922,687
  Oxford Health Plans, Inc.**          10,000          586,250
                                                   -----------
                                                     1,508,937
                                                   -----------
JEWELRY -- 1.4%
  Tiffany & Co.                        23,200          881,600
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 9.1%
  Dura Pharmaceuticals, Inc.**         22,900          818,675
  Genesis Health Ventures, Inc.**      31,100          971,875
  HBO & Co.                            16,700          793,250
  Health Management Associates,
    Inc.**                             39,300          933,375

                                      Number
                                     of Shares        Value
                                     ----------    -----------
MEDICAL & MEDICAL SERVICES (CONTINUED)
  Healthsouth Corp.**                  52,300      $ 1,000,237
  Medpartners, Inc.**                  33,900          720,375
  Universal Health Services Class B**  18,000          591,750
                                                   -----------
                                                     5,829,537
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 4.8%
  Biogen, Inc.**                       14,000          523,250
  Cardinal Health, Inc.                18,000          978,750
  Guidant Corp.**                      12,000          738,000
  Sofamor Danek Group, Inc.**          11,400          411,825
  Stryker Corp.**                      18,300          455,213
                                                   -----------
                                                     3,107,038
                                                   -----------
MISCELLANEOUS SERVICES -- 0.8%
  Corrections Corporation of America** 20,100          487,425
                                                   -----------
OIL & GAS -- 9.2%
  ENSCO International, Inc.**          20,700        1,019,475
  Global Industries, Ltd.**            27,100          579,263
  Global Marine, Inc.**                45,000          967,500
  Petroleum Geo Services**             23,900        1,027,700
  Reading & Bates Corp.**              36,700          830,338
  Smith International, Inc.**          18,500          844,063
  Tidewater, Inc.**                    13,700          630,200
                                                   -----------
                                                     5,898,539
                                                   -----------
PHARMACEUTICALS -- 3.6%
  Biochem Pharmaceutical, Inc.**       11,300          485,900
  Jones Medical Industries, Inc.       21,600          518,400
  Omnicare,  Inc.                      20,000          470,000
  Watson Pharmaceuticals, Inc.**       22,700          811,525
                                                   -----------
                                                     2,285,825
                                                   -----------
RESTAURANTS -- 2.7%
  Boston Chicken, Inc.**               18,300          558,150
  Cracker Barrel Old Country Store,
     Inc.                              28,400          741,950
  Papa John's International, Inc.**    16,600          437,825
                                                   -----------
                                                     1,737,925
                                                   -----------
RETAIL MERCHANDISING -- 10.3%
  Barnes & Noble, Inc.**               19,000          674,500
  Borders Group, Inc.**                45,800          864,475
  Catalina Marketing Corp.**           12,100          491,563
  Consolidated Stores Corp.**          19,000          669,750
  Dollar General Corp.                 29,000          906,250
  Dollar Tree Stores, Inc.**           19,600          725,200
  Kohls Corp.**                        20,000          847,500
  Proffitt's, Inc.**                   21,300          804,075
  Starbucks Corp.**                    21,800          645,825
                                                   -----------
                                                     6,629,138
                                                   -----------
TELECOMMUNICATIONS -- 4.4%
  ADC Telecommunications, Inc.**        8,600          231,125
  APAC Teleservices, Inc.**            14,000          364,000
  Ascend Communications, Inc.**         5,800          236,350
  PairGain Technologies, Inc.**        21,700          642,863
  Precision Response Corp.**           17,700          418,163
  Tellabs, Inc.**                      25,600          924,800
                                                   -----------
                                                     2,817,301
                                                   -----------
TEXTILES -- 1.1%
  Jones Apparel Group, Inc.**          18,300          679,388
                                                   -----------


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                            STATEMENT OF NET ASSETS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares        Value
                                     ---------     -----------
COMMON STOCKS (CONTINUED)
WASTE MANAGEMENT -- 3.3%
  United Waste Systems, Inc.**         29,800      $ 1,110,050
  USA Waste Services, Inc.**           27,900          990,450
                                                   -----------
                                                     2,100,500
                                                   -----------
TOTAL COMMON STOCKS
  ($58,704,819)                                     53,361,850
                                                   -----------
                                        Par
                        Maturity       (000)
                        ----------    ----------
SHORT TERM INVESTMENTS -- 25.0%
   Federal Home Loan Bank
     Discount Notes
     6.25%              04/01/97       $15,325      15,325,000
   Smith Barney Money Market Fund            2           2,375
   U.S. Treasury Bills
     5.09%              05/29/97           152         150,692
     5.00%              06/19/97           102***      100,825
     5.14%              06/19/97           435***      429,988
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $16,009,097)                                16,008,880
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $74,713,916*)                     108.4%    69,370,730

LIABILITIES IN EXCESS OF
  OTHER ASSETS                             (8.4%)   (5,348,077)
                                          ------   -----------
NET ASSETS (Applicable to 5,969,305
  Institutional shares, 1,037,893 Service
  shares, 97,803 Investor A shares,
  60,982 Investor B shares and 1,149
  Investor C shares outstanding)          100.0%   $64,022,653
                                          ======   ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($53,331,179 (DIVIDE) 5,969,305)                       $8.93
                                                         =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($9,265,009 (DIVIDE) 1,037,893)                        $8.93
                                                         =====
NET ASSET VALUE  AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($872,026 (DIVIDE) 97,803)                             $8.92
                                                         =====
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($8.92 (DIVIDE) .955)                                  $9.34
                                                         =====
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($544,184 (DIVIDE) 60,982)                             $8.92
                                                         =====


                                                        Value
                                                       --------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
(SUBJECT TO A MAXIMUM CONTINGENT
DEFERRED SALES CHARGE OF 1.0%)
PER INVESTOR C SHARE
($10,255 (DIVIDE) 1,149)                                 $8.92
                                                         =====

-----------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                  $   873,636
    Gross unrealized depreciation                  $(6,216,822)
                                                   -----------
                                                   $(5,343,186)
                                                   ===========
**  Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $480,000 on 32 Standard & Poor's 500 Stock Index futures contracts expiring June 1997. The value of such contracts on March 31, 1997 was $12,128,000, thereby resulting in an unrealized loss of $971,200.

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares        Value
                                     ---------     -----------
COMMON STOCKS -- 96.1%
AIR TRANSPORTATION -- 1.0%
 #Alaska Air Group, Inc.**            138,500      $ 3,549,062
                                                   -----------
BANKS -- 9.3%
  Albank Financial Corp.              155,952        5,672,754
 #BankAtlantic Bancorp, Inc. Class A  148,863        1,749,140
  BankAtlantic Bancorp, Inc. Class B  314,724        3,973,390
  Banknorth Group, Inc.               119,400        4,835,700
  Commerce Bancorp, Inc.              180,060        4,951,650
  ML Bancorp, Inc.                    183,900        2,827,462
  ONBANCorp, Inc.                      74,100        3,464,175
  Standard Federal Bancorp.            16,000          928,000
  Susquehanna Bancshares, Inc.        130,600        4,293,475
                                                   -----------
                                                    32,695,746
                                                   -----------
CHEMICALS -- 0.9%
  Bush Boake Allen, Inc.**            118,800        3,059,100
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 1.6%
  Bell and Howell Co.**               124,600        2,601,025
  Bell Micro Products, Inc.**         234,100        2,867,725
                                                   -----------
                                                     5,468,750
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 0.3%
  Computer Horizons Corp.**            29,700          920,700
                                                   -----------
CONSTRUCTION -- 5.1%
  Beazer Homes USA, Inc.**            225,300        3,323,175
  BMC West Corp.                      195,600        2,249,400
  Charter Power Systems, Inc.         136,600        4,422,425
  Oakwood Homes Corp.                 211,200        3,722,400
  Pacific Graystone Corp.**           346,400        4,330,000
                                                   -----------
                                                    18,047,400
                                                   -----------
CONTAINERS -- 0.9%
  Silgan Holdings, Inc.**             126,500        3,162,500
                                                   -----------
DURABLE GOODS -- 2.4%
  Kellwood Co.                        164,800        4,120,000
  Wellman, Inc.                       240,100        4,201,750
                                                   -----------
                                                     8,321,750
                                                   -----------
ELECTRONICS -- 10.7%
  Belden, Inc.                         77,340        2,755,237
  Berg Electronics Corp.**            150,100        4,277,850
  Cable Design Technologies**          66,900        1,488,525
  Dallas Semiconductor Corp.          189,600        5,024,400
  Electro Scientific Industries,
     Inc.**                           144,300        3,643,575
  Franklin Electronic Publishers,
     Inc.**                           184,800        2,171,400
  Holophane Corp.**                   210,900        4,112,550
  Lam Research Corp.**                 45,700        1,542,375
  Lattice Semiconductor Corp.**        68,800        3,147,600
  Mark IV Industries, Inc.            156,900        3,687,150
  Marshall Industries**                76,400        2,406,600
  Park Electrochemical Corp.          143,300        3,277,987
                                                   -----------
                                                    37,535,249
                                                   -----------
ENERGY & UTILITIES -- 5.1%
  Central Louisiana Electric Co.       77,900        2,044,875
  Cilcorp, Inc.                        58,400        2,219,200
  Eastern Enterprises                  50,000        1,543,750
 #IES Industries, Inc.                101,590        2,933,411
  Piedmont Natural Gas, Inc.           76,500        1,759,500
  Public Service Co.                   56,500          974,625
  Sierra Pacific Resources             87,640        2,574,425

                                      Number
                                     of Shares        Value
                                     ----------    -----------
ENERGY & UTILITIES (CONTINUED)
  TNP Enterprises, Inc.                97,200      $ 2,077,650
  UGI Corp. Holding Co.                77,810        1,847,987
                                                   -----------
                                                    17,975,423
                                                   -----------
FINANCE -- 5.0%
  Astoria Financial Corp.              71,900        2,588,400
  National Auto Credit, Inc.**        280,600        2,595,550
  Peoples Heritage Financial Group    146,800        4,514,100
  PFF Bancorp, Inc.                   267,100        3,839,562
  Webster Financial Corp.             115,800        4,067,475
                                                   -----------
                                                    17,605,087
                                                   -----------
FOOD & AGRICULTURE -- 1.1%
  Suiza Foods Corp.**                 145,700        3,897,475
                                                   -----------
GLASS -- 1.2%
  Libbey, Inc.                        130,100        4,065,625
                                                   -----------
INSURANCE -- 7.9%
 #American Bankers Insurance
    Group, Inc.                        71,200        3,471,000
  Commerce Group, Inc.                117,120        2,723,040
  Enhance Financial Services
    Group, Inc.                       102,800        4,060,600
  GCR Holdings, Ltd.                  185,200        4,236,450
  Harleysville Group, Inc.            134,000        4,355,000
  Pxre Corp.                          146,000        3,741,250
  State Auto Financial Corp.           27,750          475,219
  W.R. Berkley Corp.                   93,300        4,758,300
                                                   -----------
                                                    27,820,859
                                                   -----------
JEWELRY -- 1.0%
  Movado Group, Inc.                  142,900        3,501,050
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 7.4%
  Alamo Group, Inc.                   148,140        2,351,722
  Brown & Sharpe Manufacturing Co.
    Class A**                         263,300        3,324,162
  BW/IP Holdings Inc.                 194,000        2,934,250
  CMI Corp. Class A                   376,700        1,648,062
  Harmon Industries, Inc.             178,300        3,042,244
  K2, Inc.                            120,800        3,004,900
  Pentair, Inc.                        94,100        2,717,137
  Plantronics, Inc.**                  71,160        3,059,880
  US Can Corp.**                      259,600        3,958,900
                                                   -----------
                                                    26,041,257
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 3.9%
  Healthcare Realty Trust, Inc.        87,000        2,381,625
 #Integrated Health Services, Inc.    157,000        4,592,250
  Mariner Health Group, Inc.**        358,450        3,158,841
  Sierra Health Services, Inc.**      136,900        3,473,837
                                                   -----------
                                                    13,606,553
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.8%
  Beckman Instruments, Inc.            82,700        3,473,400
  Marquette Medical Systems
    Class A**                         141,600        2,849,700
                                                   -----------
                                                     6,323,100
                                                   -----------
METAL & MINING -- 2.9%
  Gibraltar Steel Corp.**             166,700        3,334,000
  Mueller Industries, Inc.**           94,900        3,712,963
  Wolverine Tube, Inc.**              122,900        3,195,400
                                                   -----------
                                                    10,242,363
                                                   -----------

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                            STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 2.2%
  A.O. Smith Corp. Class B             84,200     $  2,936,475
  Borge-Warner Automotive, Inc.       113,400        4,833,675
                                                  ------------
                                                     7,770,150
                                                  ------------
OIL & GAS -- 3.0%
  Belco Oil & Gas Corp.**             209,800        3,802,625
  Oneok, Inc.                          73,900        1,921,400
 #Pride Petroleum Services, Inc.**     49,038        1,017,539
  Seacor Holdings, Inc.**              69,100        3,705,488
                                                  ------------
                                                    10,447,052
                                                  ------------
PAPER & FOREST PRODUCTS -- 2.0%
  Caraustar Industries, Inc.          121,000        3,009,875
  Chesapeake Corp.                    143,900        3,957,250
                                                  ------------
                                                     6,967,125
                                                  ------------
REAL ESTATE -- 8.0%
  Avalon Properties, Inc.             102,600        2,821,500
  Beacon Properties Corp.              57,700        1,911,313
  Boykin Lodging Trust, Inc.           90,200        1,973,125
  Brandywine Realty Trust              85,400        1,729,350
  Camden Property Trust                92,900        2,531,525
  Capstone Capital Trust, Inc.         58,800        1,330,350
  Chelsea GCA Realty, Inc.             55,900        2,005,413
  Felcor Suite Hotels, Inc.            46,100        1,694,175
  Highwoods Properties, Inc.           97,000        3,249,500
  Meridian Industrial Trust, Inc.      44,000        1,017,500
 #Patriot American Hospitality, Inc.   62,600        1,518,050
  Prentiss Properties Trust            81,500        2,068,063
  Shurgard Storage Centers, Inc.       77,900        2,151,988
  Storage Trust Realty                 83,400        2,147,550
                                                  ------------
                                                    28,149,402
                                                  ------------
RESTAURANTS -- 1.9%
  Buffets, Inc.**                     467,300        3,358,719
  Ruby Tuesday, Inc.**                203,800        3,541,025
                                                  ------------
                                                     6,899,744
                                                  ------------
RETAIL MERCHANDISING -- 5.9%
  Carson Pirie Scott & Co. **         134,600        4,155,775
  Fingerhut Co.                       300,100        4,201,400
  Freds, Inc., Class A                225,200        2,083,100
  Stanhome, Inc.                      158,100        3,932,738
  Value City Department Stores,
    Inc.**                            295,200        2,435,400
  Zale Corp.**                        220,000        4,042,500
                                                  ------------
                                                    20,850,913
                                                  ------------
TEXTILES -- 1.6%
  Cone Mills Corp.**                  141,200        1,041,350
  Crown Crafts, Inc.                  160,940        1,850,810
  Phillips-Van Heusen Corp.           237,200        2,816,750
                                                  ------------
                                                     5,708,910
                                                  ------------
TOBACCO -- 1.0%
  Universal Corp.                     117,900        3,404,363
                                                  ------------
TRANSPORTATION -- 1.0%
  Midwest Express Holdings, Inc.**     95,980        3,635,243
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $300,542,125)                              337,671,951
                                                  ------------

                                         Par
                         Maturity       (000)         Value
                        ----------    ----------  ------------
SHORT TERM INVESTMENTS -- 5.5%
   Federal Home Loan Bank
     Discount Notes
     6.25%               4/01/97        $17,800   $ 17,800,000
   Smith Barney Money Market Fund         1,499      1,498,859
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,298,859)                                19,298,859
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $319,840,984*)                   101.6%    356,970,810

LIABILITIES IN EXCESS OF
  OTHER ASSETS                            (1.6%)    (5,500,676)
                                         ======   ============
NET ASSETS (Applicable to 15,726,583
  Institutional shares, 5,921,644 Service
  shares, 1,612,659 Investor A shares,
  252,366 Investor B shares and 16,210
  Investor C shares outstanding)         100.0%   $351,470,134
                                         ======   ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($234,943,716 (DIVIDE) 15,726,583)                    $14.94
                                                       =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($88,474,961 (DIVIDE) 5,921,644)                      $14.94
                                                       =======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($24,094,508 (DIVIDE) 1,612,659)                      $14.94
                                                       =======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.94 (DIVIDE) .955)                                $15.64
                                                       =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($3,718,133 (DIVIDE) 252,366)                         $14.73
                                                       =======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($238,816 (DIVIDE) 16,210)                            $14.73
                                                       =======

---------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $ 52,240,768
    Gross unrealized depreciation                  (15,110,942)
                                                  ------------
                                                  $ 37,129,826
                                                  ============
**  Non-income producing security.
#   Total or partial securities on loan.

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS -- 75.1%
ADVERTISING -- 0.1%
  The Leap Group, Inc.**               75,700     $    321,725
                                                  ------------
AIR TRANSPORTATION -- 0.3%
  Expeditors International of
    Washington, Inc.**                 63,700        1,528,800
                                                  ------------
BUSINESS SERVICES -- 7.4%
  Accustaff, Inc.**                    97,400        1,631,450
  Apollo Group, Inc.**                169,525        4,153,362
 #IMC Mortgage Co.**                  292,000        4,307,000
  Norrell Corp.                       169,800        4,181,325
  Ontrack Data International, Inc.**  170,800        2,562,000
  Oxford Resources Corp.**            100,000        4,187,500
 #Quintiles Transnational Corp.**      86,600        4,665,575
  Robert Half International, Inc.**   163,600        5,705,550
  Sitel Corp.**                       318,700        4,262,612
                                                  ------------
                                                    35,656,374
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 8.1%
 #Baan Company NV**                    57,800        2,579,325
  CBT Group PLC**                     149,300        7,446,337
  Comverse Technology, Inc.**         262,300       10,360,850
 #IMNT Systems, Inc.**                 90,000        1,350,000
  Natural Microsystems Corp.**        207,600        4,126,050
  Network Appliance, Inc.**           156,300        5,079,750
  Radiant Systems, Inc.**              82,900          746,100
  Vantive Corp.**                      96,000        1,968,000
  Veritas Software Co.**               30,400          900,600
 #Visio Corp.**                       112,700        4,395,300
                                                  ------------
                                                    38,952,312
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 8.5%
  Advanced Digital Information
     Corp.**                          161,000        2,052,750
  Apex PC Solutions, Inc.**            90,600          770,100
  Aspen Technology, Inc.**            217,000        5,913,250
  BTG, Inc.**                         131,800        2,306,500
  Daou Systems, Inc.**                 83,800          565,650
  Electronics for Imaging, Inc.**     140,800        5,614,400
  Infinity Financial Technology,
     Inc.**                           157,800        2,722,050
  Information Management
    Resources, Inc.**                  14,000          220,500
  Insight Enterprises, Inc.**          41,000        1,014,750
  Iona Technologies PLC ADR**          75,000        1,350,000
  JDA Software Group, Inc.**          156,000        3,178,500
  Manugistics**                        83,800        3,058,700
  National Techteam, Inc.**           111,500        1,728,250
  Pegasystems, Inc.**                  87,600        1,762,950
 #Scopus Technology, Inc.**           145,800        4,374,000
  Smallworldwide PLC ADR**            118,700        1,928,875
  Template Software, Inc.**            67,700          617,762
  Xionics Document
    Technologies, Inc.**              138,800        1,752,350
                                                  ------------
                                                    40,931,337
                                                  ------------
ELECTRONICS -- 7.6%
  Cambridge Technology
    Partners, Inc.**                  201,600        4,662,000
  CFM Technologies, Inc.**             21,700          642,862
 #Cyrix Corp.**                       100,000        1,900,000
 #Jabil Circuit, Inc.**               156,000        7,029,750
  Kent Electronics Corp.**             41,200          947,600
  Qlogic Corp.**                      120,100        2,371,975
  Sawtek, Inc.**                      141,200        4,059,500
  Sipex Corp.**                       151,100        4,419,675

                                      Number
                                     of Shares        Value
                                     ---------    ------------
ELECTRONICS (CONTINUED)
  Ultrak, Inc.**                      159,100     $  2,863,800
 #Vitesse Semiconductor Inc.**        265,500        7,334,437
                                                  ------------
                                                    36,231,599
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.6%
  Capstar Hotel Co.**                  34,100          954,800
  Doubletree Corp.**                   87,900        3,120,450
 #Regal Cinemas, Inc.**               220,350        5,949,450
 #Speedway Motorsports, Inc.**        100,000        2,375,000
  The North Face, Inc.**                2,500           41,563
                                                  ------------
                                                    12,441,263
                                                  ------------
FINANCE -- 2.1%
 #Aames Financial Corp.               112,500        2,278,125
  Amresco, Inc.**                     160,000        2,680,000
 #Firstplus Financial Group, Inc.**    83,200        2,506,400
 #The Money Store, Inc.               114,750        2,409,750
                                                  ------------
                                                     9,874,275
                                                  ------------
INSURANCE -- 0.6%
 #HCC Insurance Holdings, Inc.        110,250        2,701,125
                                                  ------------
MANUFACTURING -- 1.1%
  Oakwood Homes Corp.                 180,000        3,172,500
  Southern Energy Homes, Inc.**       205,500        2,132,063
                                                  ------------
                                                     5,304,563
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 5.3%
  Clinitrials Research, Inc.**        104,100          884,850
  CRA Managed Care, Inc.**             46,600        1,747,500
 #FPA Medical Management, Inc.**      235,000        4,523,750
  National Surgery Centers Inc.**     135,000        3,915,000
  NCS Healthcare, Inc.**               56,600        1,280,575
 #Occusystems, Inc.**                 129,000        2,902,500
  Pediatrix Medical Group, Inc.**     110,500        3,632,688
 #Phycor, Inc.**                      105,300        2,869,425
  Premier Research Worldwide, Ltd.**   43,200          712,800
 #Qiagen NV**                          42,500        1,413,125
  Serologicals Corp.**                107,550        1,613,250
                                                  ------------
                                                    25,495,463
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
  Biopsys Medical, Inc.**             119,000        2,945,250
  Omnicare, Inc.                      200,000        4,700,000
  Sabratek Corp.**                     93,000        1,860,000
 #Safeskin Corp.**                    123,000        2,229,375
  Ventana Medical Systems, Inc.**     123,500        1,729,000
                                                  ------------
                                                    13,463,625
                                                  ------------
MOTOR VEHICLES -- 0.4%
  Keystone Automotive
    Industries, Inc.**                130,000        2,015,000
                                                  ------------
OIL & GAS -- 4.7%
  Core Laboratories NV**               83,200        1,476,800
  Global Industries, Ltd.**            94,500        2,019,938
  Marine Drilling Co., Inc.**         324,700        5,763,425
  Patterson Energy, Inc.**             61,600        1,701,700
  Petroleum Geo Services**            145,200        6,243,600
  Reading & Bates Corp.**             100,000        2,262,500
  Trico Marine Services, Inc.**        61,000        2,897,500
                                                  ------------
                                                    22,365,463
                                                  ------------


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 6.2%
 #Dura Pharmaceuticals, Inc.**        290,000     $ 10,367,500
 #Jones Medical Industries, Inc.      275,500        6,612,000
 #Medicis Pharmaceutical Corp.**      187,500        5,578,125
 #Paraxel International Corp.**       209,000        4,807,000
 #Rexall Sundown, Inc.**               94,000        2,408,750
                                                  ------------
                                                    29,773,375
                                                  ------------
REAL ESTATE -- 0.8%
  Signature Resorts, Inc.**            75,000        1,762,500
  Vistana, Inc.**                     197,100        2,217,375
                                                  ------------
                                                     3,979,875
                                                  ------------
RESTAURANTS -- 2.8%
  CKE Restaurants, Inc.               129,150        2,857,444
  Einstein/Noah Bagel Corp.**         127,600        3,205,950
  Landry's Seafood Restaurants,
     Inc.**                           187,000        2,968,625
  Logan's Roadhouse, Inc.**            49,200        1,033,200
  Papa John's International, Inc.**   117,675        3,103,678
                                                  ------------
                                                    13,168,897
                                                  ------------
RETAIL -- 1.0%
  Pacific Sunwear of California**     138,600        4,539,150
                                                  ------------
RETAIL MERCHANDISING -- 2.5%
  Burlington Coat Factory
    Warehouse Corp.**                  18,100          325,800
  Coldwater Creek, Inc.**              14,000          194,250
 #Finish Line, Inc.**                 200,000        4,450,000
  Gadzooks, Inc.**                     87,400        2,753,100
  Maxim Group, Inc.**                 113,000        1,497,250
  Stein Mart, Inc.**                   89,400        2,547,900
                                                  ------------
                                                    11,768,300
                                                  ------------
SANITARY SERVICES -- 4.2%
  Superior Services, Inc.**           168,800        3,755,800
  United Waste Systems, Inc.**        281,400       10,482,150
  USA Waste Services, Inc.**          163,030        5,787,565
                                                  ------------
                                                    20,025,515
                                                  ------------
SECURITY BROKERS & DEALERS -- 0.3%
 #E*TRADE Group, Inc.**                68,000        1,224,000
                                                  ------------
SOCIAL SERVICES -- 0.5%
  Ciber, Inc.**                        96,100        2,426,525
                                                  ------------
TELECOMMUNICATIONS -- 3.1%
  Boston Technology, Inc.**           140,300        2,648,163
  Saville Systems Ireland,
    PLC ADR**                         178,000        5,117,500
  Tel-Save Holdings, Inc.**           500,000        7,250,000
                                                  ------------
                                                    15,015,663
                                                  ------------
TEXTILES -- 1.0%
  Nautica Enterprises, Inc.**          64,100        1,610,513
  St. John Knits, Inc.                 75,000        3,243,750
                                                  ------------
                                                     4,854,263
                                                  ------------
TRANSPORTATION -- 1.1%
  Eagle USA Airfreight, Inc.**         73,500        2,260,125
  Rural/Metro Corp.**                 103,900        3,168,950
                                                  ------------
                                                     5,429,075
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $323,682,421)                              359,487,562
                                                  ------------
                                        Par
                         Maturity      (000)         Value
                        ----------    -------     ------------
CORPORATE BONDS -- 0.5%
  Speedway Motorsports, Inc.
     5.75%               09/30/03     $ 2,300      $ 2,354,625
                                                  ------------
   (Cost $2,300,000)

SHORT TERM INVESTMENTS -- 26.5%
   Federal Home Loan Bank
     Discount Notes
     6.25%               04/01/97     122,745      122,745,000
  Smith Barney Money
    Market Fund                         2,696            2,697
   U.S. Treasury Bills
     5.14%               06/19/97       3,625***     3,583,554
     5.24%               06/19/97         750***       741,258
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $127,073,137)                              127,072,509
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $453,055,558*)                   102.1%    488,914,696

LIABILITIES IN EXCESS OF
  OTHER ASSETS                            (2.1%)   (10,104,049)
                                         ------   ------------
NET ASSETS (Applicable to 18,386,739
  Institutional shares, 8,344,007 Service
  shares, 2,212,231 Investor A shares,
  990,913 Investor B shares and 307,194
  Investor C shares outstanding)         100.0%   $478,810,647
                                         ======   ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($292,275,442 (DIVIDE) 18,386,739)                    $15.90
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($131,732,852 (DIVIDE) 8,344,007)                     $15.79
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($34,685,666 (DIVIDE) 2,212,231)                      $15.68
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($15.68 (DIVIDE) .955)                                $16.42
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($15,355,738 (DIVIDE) 990,913)                        $15.50
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($4,760,949 (DIVIDE) 307,194)                         $15.50
                                                        ======

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

--------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $ 66,182,662
    Gross unrealized depreciation                  (30,323,524)
                                                  ------------
                                                  $ 35,859,138
                                                  ============
**  Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $3,960,000 on 264 Standard & Poor's 500 Stock Index futures contracts expiring June 1997. The value of such contracts on March 31, 1997 was $100,056,000, thereby resulting in an unrealized loss of $7,411,975.
 #  Total or partial securities on loan.

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             SCHEDULE OF INVESTMENTS
                         INTERNATIONAL EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares        Value
                                     ---------     -----------
COMMON STOCKS -- 93.3%
AUSTRALIA -- 5.0%
  AAPC Ltd.                         4,300,000      $ 2,595,824
  Australia & New Zealand
    Banking Group                     765,000        4,846,061
  M.I.M. Holdings, Ltd.             3,500,000        4,692,240
  National Mutual Holdings, Ltd.    2,500,000        3,802,400
  News Corporation, Ltd.              935,000        4,361,588
  QNI, Ltd.                         2,890,058        5,505,907
  WMC, Ltd.                           790,000        4,992,042
                                                  ------------
                                                    30,796,062
                                                  ------------
AUSTRIA -- 0.6%
  Voest Alpine Stahl AG                91,500        3,780,992
                                                  ------------
DENMARK -- 0.8%
  Den Danske Bank AB                   56,000        5,048,538
                                                  ------------
FINLAND -- 0.5%
  UPM-Kymmene Corp.                   122,780        2,691,250
                                                  ------------
FRANCE -- 9.3%
  Axa SA                               67,500        4,475,955
  Christian Dior SA                    51,400        7,873,185
  CLF-Dexia France                     49,400        5,340,778
  Michelin (C.G.D.E.) Class B         150,000        8,936,682
  SGS-Thomson Microelectronics**       98,500        6,929,825
  Sylea                                38,168        3,670,980
  Total SA                             54,000        4,682,982
  Usinor Sacilor                      259,000        4,244,011
  Veba AG                             189,500       10,883,753
                                                  ------------
                                                    57,038,151
                                                  ------------
GERMANY -- 7.5%
  Commerzbank AG                      326,500        9,454,406
  Daimler-Benz AG                     168,000       13,556,835
  Deutsche Bank AG                    195,000       11,047,662
  Deutsche Telekom AG                  54,500        1,257,944
  MAN AG                                6,900        1,973,201
  Mannesmann AG                        22,500        8,599,370
                                                  ------------
                                                    45,889,418
                                                  ------------
HONG KONG -- 4.3%
  CDL Hotels                        6,453,000        3,185,402
  Cheung Kong                         510,000        4,492,044
  Founder Hong Kong, Ltd.**         4,700,000        2,744,654
  Hong Kong Electric Holdings, Ltd. 1,405,000        4,959,122
  HSBC Holdings PLC                   217,000        5,040,846
  New World Development Co.           450,000        2,427,504
  Oriental Press Group              2,900,000        1,160,195
  Wheelock and Co.                  1,000,000        2,187,464
                                                  ------------
                                                    26,197,231
                                                  ------------
ITALY -- 3.7%
  Banca Popolare di Bergamo           282,000        4,304,633
  Burgo Cartiere                      465,000        2,423,662
  Ente Nazionale Idrocarburi SpA      670,000        3,405,758
  Olivetti & Co. SpA**              9,000,000        3,238,866
  Stet-Societa' Finanziaria
    Telefonica SpA                    900,000        3,935,223
  Telecom Italia Mobile SpA         1,950,000        5,614,035
                                                  ------------
                                                    22,922,177
                                                  ------------

                                      Number
                                     of Shares        Value
                                     ----------    -----------
JAPAN -- 23.8%
  Autobacs Seven Co., Ltd.             33,000      $ 1,974,610
  Bridgestone Corp.                   344,000        6,453,303
  Chugoku Bank, Ltd.                  207,000        2,627,881
  Daiwa Securities Co. Ltd.           690,000        4,976,793
  Fuji Photo Film Co.                 176,000        5,792,189
  Hitachi, Ltd.                       601,000        5,345,678
  Honda Motor Co., Ltd.               205,000        6,116,681
  Horiba                              172,000        1,571,602
  Ito-Yokado Co., Ltd.                 89,000        3,958,114
  Laox                                118,000        1,431,228
  Mabuchi Motor                        65,000        3,200,857
  Matsushita Electric Industrial Co.  464,000        7,241,206
  Minebea Co., Ltd.                   476,000        3,964,421
  Mitsubishi Electric Corp.           343,000        1,927,590
  Mitsubishi Heavy Industries, Ltd.   814,000        5,298,536
  Mitsui Fudosan                      198,000        2,049,325
  Mitsui Petrochemical                490,000        2,298,051
  NKK Corp.                         2,600,000        5,466,160
  Noritsu Koki Co., Ltd.                3,600          155,737
  Orix Corp.                           66,500        2,930,581
  Ricoh Co.                           512,000        5,837,471
  Rinnai Corp.                        130,000        2,218,000
  Ryohin Keikaku Co.                   46,000        2,994,259
  Sankyo Co.                           45,000          953,344
  Sanwa                               510,000        5,484,758
  Sanyo Shinpan Finance Co.            65,670        3,313,502
  Sekisui Chemical Co.                515,000        5,080,456
  Shin-Etsu Chemical Co.              255,000        4,845,557
  Shiseido Co., Ltd.                  634,000        8,202,474
  Sumitomo Marine & Fire
    Insurance Co.                     908,000        5,506,590
  Sumitomo Trust & Banking            479,000        3,834,479
  Suzuki Motor Co., Ltd.              524,000        5,084,499
  Takeda Chemical Industries          290,000        6,073,421
  Tokyo Electron, Ltd.                159,500        5,287,863
  Tsubaki Nakashima Co., Ltd.         250,000        1,950,756
  Tsukishima Kikai                    143,000        2,162,287
  Yamanashi Chuo Bank                 388,000        2,826,781
                                                  ------------
                                                   146,437,040
                                                  ------------
NETHERLANDS -- 5.5%
  DSM NV                               78,100        7,887,038
  Hollandsche Beton Groep NV           27,500        6,275,660
  Internationale Nederlanden
    Groep NV                          203,097        8,002,596
  Philips Electronics NV              135,000        6,298,320
  Vendex International NV             115,000        5,444,948
                                                  ------------
                                                    33,908,562
                                                  ------------
NORWAY -- 1.0%
  Norsk Hydro AS                      124,524        6,196,999
                                                  ------------
SINGAPORE -- 3.7%
  DBS Land Ltd.                     1,470,000        5,027,207
  Development Bank of Singapore       445,000        5,175,493
  Jardine Matheson Holdings           461,000        2,673,800
  Singapore Press Holdings, Ltd.      207,000        3,768,847
  United Overseas Bank                610,000        6,249,913
                                                  ------------
                                                    22,895,260
                                                  ------------
SPAIN -- 1.9%
  Iberdrola SA                        301,572        3,330,046
  Repsol SA                             7,000          292,338
  Repsol SA ADR                        90,000        3,678,750
  Telefonica de Espana ADR             60,000        4,312,500
                                                  ------------
                                                    11,613,634
                                                  ------------

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            SCHEDULE OF INVESTMENTS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares        Value
                                     ---------     -----------
COMMON STOCKS (CONTINUED)
SWEDEN -- 2.5%
  Banco de Santander SA                96,000      $ 6,625,376
  Cardo AB                            124,000        4,010,147
  Sparbanken Sverige AB               240,000        4,462,507
                                                  ------------
                                                    15,098,030
                                                  ------------
SWITZERLAND -- 6.3%
  Baloise Holding, Ltd.                 2,093        4,275,584
  Ciba Specialty Chemicals AG**         8,693          718,779
  CS Holding                           77,200        9,266,467
  Novartis, Ltd.                        8,693       10,787,728
  Roche Holding AG                      1,285       11,111,607
  Valora Holding AG Regd.              12,880        2,819,066
                                                  ------------
                                                    38,979,231
                                                  ------------
UNITED KINGDOM -- 16.9%
  Allied Carpets Group PLC**          670,000        3,119,084
  Asda Group PLC                    1,910,000        3,448,290
  Avis Europe PLC                     950,000        2,070,644
  BBA Group PLC                       575,000        3,419,338
  Blue Circle Industries PLC          450,000        3,079,440
  British Petroleum                   540,000        6,275,839
  British Telecommunications PLC      635,000        4,653,582
  Burton Group PLC                  1,610,000        4,144,824
  Courtaulds PLC                      500,000        2,969,225
  Glaxo Wellcome PLC                  375,000        6,887,409
  Glynwed International               600,000        2,847,495
  Guardian Royal Exchange             900,000        4,160,205
  Jarvis Hotels PLC                 1,100,000        3,184,720
  Land Securities PLC                 310,000        3,944,463
  Limelight Group PLC**             1,100,000        1,402,362
  London Insurance Market
    Investment Trust                  540,000        1,154,790
  Medeva PLC                          775,000        3,920,241
  National Westminster Bank PLC       350,000        3,952,524
  NFC PLC                           1,450,000        3,947,589
  Powerscreen International           124,720        1,260,735
  RJB Mining PLC                      430,000        2,564,144
  Royal Bank of Scotland PLC          360,000        3,180,114
  Rubicon Group PLC                 1,065,000        2,251,224
  Scottish & Newcastle PLC            350,000        3,894,949
  Senior Engineering PLC            1,700,000        3,285,888
  Shell Transport & Trading Co. PLC   350,000        6,249,766
  Somerfield PLC                      950,000        2,781,695
  Sun Life & Provincial Holdings**    675,000        3,275,606
  Wolseley PLC                        450,000        3,638,329
  Yorkshire Water PLC                 459,000        2,623,816
  Yorkshire Water PLC Class B**       510,000          306,217
                                                  ------------
                                                   103,894,547
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $531,388,701)                              573,387,122
                                                  ------------

                                      Number
                                     of Shares        Value
                                     ----------    -----------
PREFERRED STOCKS -- 2.0%
  GEA AG Non Voting Pfd.               22,900      $ 8,717,926
  Spar Handels AG Non
    Voting Pfd.                       268,440        3,878,540
                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $9,993,961)                                 12,596,466
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $541,382,662*)                  95.3%      585,983,588

OTHER ASSETS IN EXCESS OF
  LIABILITIES
                                         4.7%       28,864,144
                                       ------     ------------
NET ASSETS                             100.0%     $614,847,732
                                       ======     ============

-------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $ 76,398,524
    Gross unrealized depreciation                  (31,797,598)
                                                  ------------
                                                  $ 44,600,926
                                                  ============
** Non-income producing security.


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                      STATEMENT OF ASSETS AND LIABILITIES
                         INTERNATIONAL EQUITY PORTFOLIO

MARCH 31, 1997
ASSETS
   Investments at value (Cost $541,382,662) ...................    $585,983,588
   Cash denominated in foreign currencies (Cost $4,880) .......           5,104
   Cash .......................................................      23,017,750
   Dividends receivable .......................................       1,590,548
   Interest receivable ........................................         286,269
   Investments sold receivable ................................       9,708,839
   Capital shares sold receivable .............................          54,702
   Prepaid expenses ...........................................          25,437
                                                                   ------------
          TOTAL ASSETS ........................................     620,672,237
                                                                   ------------

LIABILITIES
   Investments purchased payable ..............................       4,973,925
   Capital shares redeemed payable ............................          12,791
   Accrued expenses payable ...................................         837,789
                                                                   ------------
          TOTAL LIABILITIES ...................................       5,824,505
                                                                   ------------

NET ASSETS (Applicable to 31,921,948 Institutional
   shares, 13,245,437 Service shares, 1,564,808
   Investor A shares, 282,797 Investor B shares
   and 209 Investor C shares outstanding) .....................    $614,847,732
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($418,000,285 (DIVIDE) 31,921,948) .........................          $13.09
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($172,773,087 (DIVIDE) 13,245,437) .........................          $13.04
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($20,416,758 (DIVIDE) 1,564,808) ...........................          $13.05
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($13.05 (DIVIDE) 0.950) ....................................          $13.74
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE
   ($3,654,902 (DIVIDE) 282,797) ..............................          $12.92
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent
   deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,700 (DIVIDE) 209) .................          $12.92
                                                                         ======

See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares        Value
                                     ---------     -----------
COMMON STOCKS -- 84.1%
ARGENTINA -- 1.8%
  Inversiones y Respresentacion SA    250,000     $    937,641
  Siderar S.A.I.C. - A**               14,000           48,867
  Siderca SA - A                      350,000          738,611
  YPF Sociedad Anonima - ADR           45,000        1,192,500
                                                  ------------
                                                     2,917,619
                                                  ------------
BRAZIL -- 5.4%
  Centrais Electricas de Santa
    Catarina SA  (Reg. S)              27,000        3,300,750
 #Iochpe Maxion SA - ADR              130,000          283,530
  Multicanal Participacoes SA          80,000        1,110,000
  Telecomunicacoes Brasileiras
    SA - Telebras                  37,798,367        3,805,315
                                                  ------------
                                                     8,499,595
                                                  ------------
CHILE -- 5.1%
 #Chilgener SA - ADR                   56,000        1,442,000
  Cristalerias de Chile SA - ADR       88,500        1,869,562
  Enersis SA - ADR                     27,500          873,125
  Maderas y Sinteticos Sociedad
    Anonima SA - ADR                  125,000        1,976,562
 #Santa Isabel SA - ADR                72,000        1,863,000
                                                  ------------
                                                     8,024,249
                                                  ------------
CHINA -- 1.3%
  Heilongjiang Electric Power Co.,
    Ltd. - B**                      1,250,000          937,500
  Inner Mongolia Erdos Cashmere
    Products Co., Ltd. - B            750,000          562,500
  Shanghai Refrigerator
    Compressor Co., Ltd. - B        1,000,000          600,000
                                                  ------------
                                                     2,100,000
                                                  ------------
COLOMBIA -- 0.5%
  Banco Industrial Colombian - ADR     45,000          742,500
                                                  ------------
EGYPT -- 0.6%
  Suez Cement Co. - GDR**              45,000          911,250
                                                  ------------
GREECE -- 1.4%
  Alpha Credit Bank                    18,332        1,345,943
  Alpha Credit Bank Rights**            3,666          104,589
  Edrassi Psallidas                    31,200          276,763
  Michaniki SA                         50,000          524,687
                                                  ------------
                                                     2,251,982
                                                  ------------
HONG KONG -- 3.6%
  Founder Hong Kong, Ltd**.         2,418,000        1,412,037
  Guangdong Kelon Electric
    Holding - H                     1,251,000        1,122,053
  Qingling Automobiles Co. - H      1,050,000          558,965
  Shenzhen Chiwan Wharf
    Holdings, Ltd. - B                800,000          619,459
  Wuxi Little Swan Co., Ltd. - B**    700,000        1,025,333
  YGM Trading, Ltd.                   900,000        1,016,300
                                                  ------------
                                                     5,754,147
                                                  ------------
HUNGARY -- 1.4%
  Danubius Hotels**                    26,950          813,434
  Egis Gyogyszergyar EDR
    (Reg. S)                            4,400          249,198
  Pannonplast Muanyagipari             27,008        1,199,706
                                                  ------------
                                                     2,262,338
                                                  ------------

                                      Number
                                     of Shares         Value
                                     ---------      ----------
INDIA -- 6.3%
  Gujarat Ambuja Cements,
    Ltd. - GDR                        100,000       $  908,500
  Hindalco Industries, Ltd. - GDR
    (Reg. S)                           64,500        2,100,443
  Industrial Credit & Investment Corp.
    of India, Ltd.**                   75,000          804,375
 #Mahindra and Mahindra, Ltd. - GDR
    (Reg. 144a)                        52,500          613,594
  Reliance Industries, Ltd. - GDS
    (Reg. S)                           72,000        1,296,000
  State Bank of India, Ltd. GDR
    (Reg. S)**                         88,000        1,984,400
  Tata Engineering & Locomotive Co.,
    Ltd. - GDR (Reg. S)               130,000        1,654,250
  Tata Engineering & Locomotive Co.,
    Ltd. - GDR (Reg. S)                13,000          163,150
  Videsh Sanchar Nigam, Ltd. - GDR**   34,000          473,620
                                                  ------------
                                                     9,998,332
                                                  ------------
INDONESIA -- 5.3%
  PT Alumindo Perkasa
    (Foreign Shares)                1,800,000          805,914
  PT Bank Dagang Nasional
    (Foreign Shares)                2,275,000        2,274,052
  PT Bank Dagang Nasional
    Warrants**                        325,000          108,288
  PT Ciputra Development
    (Foreign Shares)                1,050,000          940,233
  PT Indah Kiat Pulp & Paper
    (Foreign Shares)                1,750,987        1,294,461
  PT Ramayana Lestari Sentosa
    (Foreign Shares)**                580,000        1,352,770
  PT Semen Cibinong
    (Foreign Shares)                  200,000          603,915
  PT Tambang Timah
    (Foreign Shares)                  625,000          976,156
                                                  ------------
                                                     8,355,789
                                                  ------------
ISRAEL -- 1.8%
  Blue Square - Israel, Ltd. ADR**    100,000        1,775,000
  Blue Square Chain Stores
    Properties & Investments**         60,000          577,054
  Makhteshim Chemical
    Works, Ltd.**                      92,322          523,824
                                                  ------------
                                                     2,875,878
                                                  ------------
KOREA -- 2.8%
  Hyundai Marine & Fire
    Insurance Co.                      13,000          436,963
  Korea Electric Power Corp.           39,000        1,132,328
  Korea Mobile
    Telecommunications - GDS           46,350          475,088
  L.G. Construction, Ltd.              60,000          871,022
  Pohang Iron & Steel Co.               4,150          199,738
 #Pohang Iron & Steel Co. - ADR        20,000          475,000
  Samchully Co. (Foreign Shares)       12,000          858,961
                                                  ------------
                                                     4,449,100
                                                  ------------
MALAYSIA -- 6.7%
  Arab Malaysian Finance Berhad
    (Foreign Shares)                  250,000          756,567
  Asas Dunia Berhad                   210,000          817,698
  Edaran Otomobil Nasional
    Berhad**                          100,000        1,008,756
  Hong Leong Properties Berhad        840,000        1,328,653


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONTINUED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
MALAYSIA (CONTINUED)
  IJM Corp. Berhad                    575,000     $  1,415,285
  Malaysian International
    Shipping Corp. Berhad               1,000            2,482
  Multi-Purpose Holdings Berhad       680,000        1,426,784
  Renong Holding Co. Berhad           540,000          915,143
  Telekom Malaysia Berhad             190,000        1,479,643
  Tenaga Nasional Berhad              310,000        1,513,538
                                                  ------------
                                                    10,664,549
                                                  ------------
MEXICO -- 6.2%
  Altos Hornos de Mexico SA**         575,000        1,234,529
 #Apasco SA - ADR                      60,000        2,027,460
  Cementos de Mexico SA - CPO         520,000        1,904,521
  Consorcio G Grupo Dina SA**         213,000          138,270
  Corporacion Geo SA - B**            199,400          956,959
  Farmacias Benavides SA - B           80,000          156,605
  Fomento Economico Mexicano
    SA - B                            170,000          752,526
  Grupo Cementos Chihuahua - B      1,300,000        1,290,477
  Grupo Financiero Banorte - B**      402,500          417,852
  Grupo Herdez SA - B                 699,000          259,543
  Grupo Industrial San Luis - CPO     110,000          659,889
                                                  ------------
                                                     9,798,631
                                                  ------------
PAKISTAN -- 0.4%
  Engro Chemical Pakistan, Ltd.       120,000          553,894
                                                  ------------
PERU -- 1.8%
  Banco Wiese - ADR                    60,000          375,000
  CPT Telefonica del Peru SA - ADR    100,000        2,225,000
  Luz del Sur SA - ADR                 12,600          229,950
                                                  ------------
                                                     2,829,950
                                                  ------------
PHILIPPINES -- 3.9%
  Benpres Holdings Corp. - GDR
    (Reg. S)**                        150,000        1,132,500
  Manila Electric Co.                 180,000        1,433,719
  Metro Pacific Corp.               4,000,000        1,213,730
  Philippine National Bank**          125,000        1,493,457
  Southeast Asia Cement Holding**   9,500,000          871,989
                                                  ------------
                                                     6,145,395
                                                  ------------
POLAND -- 0.5%
  Debica                               30,000          795,251
                                                  ------------
PORTUGAL -- 1.7%
  Cimentos de Portugal SA              20,000          418,430
  Inparsa Industrias E Participacoes** 15,000           58,294
  Portugal Telecom  SA                 30,000        1,116,707
  Sonae Investimentos Sociedade
    Gestora de Participacoes
    Sociais SA                         30,000        1,012,994
                                                  ------------
                                                     2,606,425
                                                  ------------
RUSSIA -- 0.8%
  Gazprom - ADS**                      75,000        1,254,375
                                                  ------------
SOUTH AFRICA -- 17.6%
  AECI Ltd.                           415,000        2,394,502
  Anglovaal Industries, Ltd.          363,400        1,603,417
  Anglovaal, Ltd. - N                  20,000          608,666
  Barlow, Ltd.                        180,000        1,997,737
  Engen, Ltd.                          28,538          154,329
  Gencor Beherend Beperk, Ltd.        380,000        1,719,652
  Impala Platinum Holdings, Ltd.      110,000        1,312,931

                                      Number
                                     of Shares        Value
                                     ---------    ------------
SOUTH AFRICA (CONTINUED)
  Meikles Africa, Ltd.              2,425,700     $  5,360,797
  Murray & Roberts, Ltd.              880,000        2,130,558
  Premier Group Holdings, Ltd.      1,150,029        1,707,023
  Pretoria Portland Cement Co., Ltd.  129,493        2,212,178
  Rustenburg Platinum Holdings, Ltd.      511            8,267
  SA Iron & Steel Industrial
    Corp., Ltd.                     2,609,250        2,125,421
  Sasol, Ltd.                         175,000        1,870,970
  Tongaat-Hulett Group, Ltd.          171,620        2,718,271
                                                  ------------
                                                    27,924,719
                                                  ------------
TAIWAN -- 3.2%
  Accton Technology Corp. - GDR       250,000        2,000,000
  Acer, Inc. - GDR (Reg. 144A)**       70,000          885,500
  Acer, Inc. - GDR (Reg. S)**          72,000          910,800
  Taiwan Fund, Inc.                    33,900          834,788
  Yageo Corp. - GDR**                  40,000          485,000
                                                  ------------
                                                     5,116,088
                                                  ------------
THAILAND -- 2.3%
  Bangkok Insurance Co., Ltd.
    (Foreign Shares)                   30,000          375,650
  Siam Commercial Bank Public Co.,
    Ltd. (Foreign Shares)             200,000        1,171,258
  Telecomasia Corp. Public
    Co., Ltd.                         500,000          852,437
  Thai Stanley Electric Co., Ltd.
    (Foreign Shares)                  112,500          266,567
  United Communication Industry
    Public Co., Ltd. (Foreign Shares) 160,000        1,035,639
                                                  ------------
                                                     3,701,551
                                                  ------------
TURKEY -- 1.7%
  Eczacibasi Yapi Gerecleri
    Sanayi Ve Ticaret A.S.**       30,630,000        1,223,712
  Netas Telekomunik                 1,000,000          285,927
  Raks Elektronik Sanayi Ve
    Ticaret A.S.**                  1,000,000          289,844
  Yapi Ve Kredi Bankasi A.S.       18,600,000          830,520
                                                  ------------
                                                     2,630,003
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $117,203,647)                              133,163,610
                                                  ------------
PREFERRED STOCKS -- 10.0%
  Banco Bradesco SA               122,104,380        1,007,224
  Brasmotor SA                      4,500,000        1,284,987
  Casa Anglo Brasileira - SA**     39,000,000        1,558,529
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar            25,000,000          538,534
  Cia Cimento Portland Itau         3,200,000        1,144,096
  Cia Energetica de Minas Gerais   39,000,000        1,603,017
  Cia Paranaense de
    Energia-Copel                 136,080,000        1,924,299
  Eletropaulo-Eletricidade de
    Sao Paula SA                    7,000,000        1,339,618
  Iochpe Maxion SA**                8,970,000          731,468
  Petroleo Brasileiro SA           15,000,000        2,976,667
  Sadia-Concordia SA Industria
    E Comercio                      1,327,000          975,781
  Telecomunicacoes Brasileiras
    SA - Telebras                     695,282           71,839
  Usiminas Sider Minas Gerais SA  600,000,000          673,109
                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $13,913,956)                                15,829,168
                                                  ------------


See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)  Maturity     (000)       Value
                                 ----------   -------   -----------
COMMON STOCKS (CONTINUED)
CONVERTIBLE BONDS -- 1.8%
   Far East Department Stores
     3.00%                        07/06/01    $1,000   $  1,047,300
   Yang Ming Marine Transport,
     Inc. (Reg. 144A)
     2.00%                        10/06/99       790        912,450
   Yang Ming Marine Transport, Inc.
     2.00%                        10/06/99       750        870,000
                                                       ------------
TOTAL CONVERTIBLE BONDS
  (Cost $2,806,465)                                       2,829,750
                                                       ------------
SHORT TERM INVESTMENTS -- 3.6%
   Federal Home Loan Bank Discount Notes
     5.75%                        04/01/97     4,375      4,375,000
     6.25%                        04/01/97     1,270      1,270,000
                                                       ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,645,000)                                       5,645,000
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $139,569,068*)                         99.5%    157,467,528

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                   0.5%        867,726
                                              ------   ------------
NET ASSETS (Applicable to 10,187,468
  Institutional shares, 5,493,025 Service
  shares, 384,903 Investor A shares,
  68,775 Investor B shares, and 2,266
  Investor C shares outstanding               100.0%   $158,335,254
                                              ======   ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($100,131,045 (DIVIDE) 10,187,468)                         $ 9.83
                                                             ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($53,755,958 (DIVIDE) 5,493,025)                           $ 9.79
                                                             ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($3,758,656 (DIVIDE) 384,903)                              $ 9.77
                                                             ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.77 (DIVIDE) .950)                                      $10.28
                                                             ======


                                                           Value
                                                         ----------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
(SUBJECT TO A MAXIMUM CONTINGENT
DEFERRED SALES CHARGE OF 4.5%)
PER INVESTOR B SHARE
($667,593 (DIVIDE) 68,775)                                   $ 9.71
                                                             ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($22,002 (DIVIDE) 2,266)                                   $ 9.71
                                                             ======

------------
*   Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
    appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                       $25,976,516
    Gross unrealized depreciation                        (8,078,056)
                                                       ------------
                                                        $17,898,460
                                                       ============

**  Non-income producing security.
#   Total or partial securities on loan.

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                             SELECT EQUITY PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS -- 98.7%
AEROSPACE -- 2.0%
  Boeing Co.                           35,200     $  3,471,600
  Lockheed Martin Corp.                39,100        3,284,400
  United Technologies Corp.            32,900        2,475,725
                                                  ------------
                                                     9,231,725
                                                  ------------
AIR TRANSPORTATION -- 0.4%
  Delta Air Lines, Inc.                22,500        1,892,812
                                                  ------------
BANKS -- 6.5%
 #Banc One Corp.                      118,000        4,690,500
  BankAmerica Corp.                    54,500        5,490,875
  Chase Manhattan Corp.                78,436        7,343,570
  Citicorp                             12,800        1,385,600
  CoreStates Financial Corp.           99,400        4,721,500
  First Chicago NBD, Corp.             82,900        4,486,962
 #First Union Corp.                    33,100        2,685,237
                                                  ------------
                                                    30,804,244
                                                  ------------
BEVERAGES -- 4.1%
  Anheuser Busch Cos., Inc.            72,700        3,062,487
  Coca-Cola Co.                       179,200       10,012,800
  Pepsico, Inc.                       192,100        6,267,262
                                                  ------------
                                                    19,342,549
                                                  ------------
CHEMICALS -- 3.3%
  Air Products & Chemicals, Inc.       36,600        2,484,225
  Dow Chemical Co.                     37,700        3,016,000
  E.I. Du Pont de Nemours and Co.      45,735        4,847,910
 #PPG Industries, Inc.                 65,200        3,520,800
  Rohm & Haas Co.                      23,800        1,782,025
                                                  ------------
                                                    15,650,960
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 6.8%
  Adaptec, Inc.**                      56,700        2,027,025
 #Cabletron Systems, Inc.**            48,100        1,406,925
  Cisco Systems, Inc.**                51,900        2,497,687
 #Compaq Computer Corp.**              63,400        4,858,025
  Intel Corp.                          75,100       10,448,287
  International Business Machines Corp. 44,900       6,168,137
  Xerox Corp.                          82,700        4,703,562
                                                  ------------
                                                    32,109,648
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 2.0%
 #Microsoft Corp.**                   102,900        9,434,644
                                                  ------------
CONSTRUCTION -- 0.4%
 #Fluor Corp.                          37,500        1,968,750
                                                  ------------
ELECTRONICS -- 5.6%
  A.M.P., Inc.                         50,700        1,742,812
  Emerson Electric Co.                 79,400        3,573,000
  General Electric Co.                104,000       10,322,000
  Hewlett Packard Co.                  73,600        3,919,200
  Motorola, Inc.                       53,200        3,211,950
  Texas Instruments, Inc.              51,400        3,848,575
                                                  ------------
                                                    26,617,537
                                                  ------------
ENERGY & UTILITIES -- 3.3%
  Allegheny Power System, Inc.         39,800        1,179,075
  Cinergy Corp.                        84,300        2,876,737
  Entergy Corp.                       143,500        3,515,750
  FPL Group, Inc.                      65,300        2,881,362
  NIPSCO Industries, Inc.              55,600        2,182,300
  PECO Energy Co.                      44,700          910,762
  Southern Co.                        105,500        2,228,687
                                                  ------------
                                                    15,774,673
                                                  ------------
                                      Number
                                     of Shares        Value
                                     ---------    ------------
ENTERTAINMENT & LEISURE -- 1.6%
  Harrah's Entertainment, Inc.**      107,500     $  1,840,937
  La Quinta Inns, Inc.                 86,500        1,773,250
  Walt Disney Co.                      56,800        4,146,400
                                                  ------------
                                                     7,760,587
                                                  ------------
FINANCE -- 4.1%
  Dean Witter Discover and Co.        143,500        5,004,563
  Fannie Mae                          129,600        4,681,800
  First USA, Inc.                      84,800        3,593,400
 #Fleet Financial Group, Inc.         103,200        5,908,200
                                                  ------------
                                                    19,187,963
                                                  ------------
FOOD & AGRICULTURE -- 3.7%
  Archer Daniels Midland Co.          132,800        2,373,800
  Burlington Northern Santa Fe
    Corp.                              32,300        2,390,200
  CPC International, Inc.              64,200        5,264,400
  CSX Corp.                            54,200        2,520,300
  IMC Fertilizer Group, Inc.           94,200        3,402,975
  McCormick & Co., Inc.                66,300        1,624,350
                                                  ------------
                                                    17,576,025
                                                  ------------
INSURANCE -- 6.1%
  Aetna, Inc.                          41,228        3,540,455
  Allstate Corp.                       95,200        5,652,500
  American International Group, Inc.   59,600        6,995,550
  Cigna Corp.                          16,400        2,396,450
  General Re Corp.                     25,400        4,013,200
  Humana, Inc.**                      124,100        2,730,200
  United Healthcare Corp.              77,200        3,676,650
                                                  ------------
                                                    29,005,005
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 1.4%
  Applied Materials, Inc.**            57,100        2,648,013
  Illinois Tool Works, Inc.            46,400        3,787,400
                                                  ------------
                                                     6,435,413
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 0.4%
  Columbia Healthcare Corp.            54,550        1,834,244
                                                  ------------
METAL & MINING -- 2.4%
  Alumax, Inc.**                       32,600        1,128,775
 #Barrick Gold Corp.                   84,100        1,997,375
  Minnesota Mining &
    Manufacturing Co.                  41,700        3,523,650
  Phelps Dodge Corp.                   60,900        4,453,313
                                                  ------------
                                                    11,103,113
                                                  ------------
MOTOR VEHICLES -- 4.1%
 #Cummins Engine, Inc.                 46,300        2,372,875
 #Eaton Corp.                          59,600        4,224,150
  Ford Motor Co.                      148,000        4,643,500
  General Motors Corp.                 91,800        5,083,425
  Goodyear Tire & Rubber Co.           59,700        3,119,325
                                                  ------------
                                                    19,443,275
                                                  ------------
OIL & GAS -- 9.4%
  Atlantic Richfield Co.               28,600        3,861,000
 #Elf Aquitaine ADR                    49,100        2,418,175
  Enron Corp.                          66,900        2,542,200
  Exxon Corp.                         137,400       14,804,850
  Mobil Corp.                          47,100        6,152,438
  Noble Affiliates, Inc.               35,400        1,336,350


See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
 #Royal Dutch Petroleum Co.            54,000      $ 9,450,000
  Schlumberger Ltd.                    27,700        2,970,825
  Tenneco, Inc.                        25,600          998,400
                                                  ------------
                                                    44,534,238
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.5%
  International Paper Co.             104,300        4,054,663
  Mead Corp.                           60,400        3,201,200
                                                  ------------
                                                     7,255,863
                                                  ------------
PHARMACEUTICALS -- 7.8%
  American Home Products Corp.         98,100        5,886,000
  Bristol-Meyers Squibb Co.            86,800        5,121,200
  Eli Lilly & Co.                      46,500        3,824,625
  Johnson & Johnson                   107,700        5,694,638
  Merck & Co., Inc.                   104,400        8,795,700
  Pfizer, Inc.                         54,600        4,593,225
 #Pharmacia & Upjohn, Inc.             85,500        3,131,438
                                                  ------------
                                                    37,046,826
                                                  ------------
PUBLISHING & PRINTING -- 1.7%
  A.H. Belo Corp.                      62,900        2,327,300
  McGraw-Hill Companies, Inc.          59,000        3,016,375
  Tribune Co.                          66,200        2,681,100
                                                  ------------
                                                     8,024,775
                                                  ------------
RESTAURANTS -- 1.6%
  Brinker International, Inc.**       125,500        1,584,438
  McDonald's Corp.                    124,500        5,882,625
                                                  ------------
                                                     7,467,063
                                                  ------------
RETAIL MERCHANDISING -- 5.4%
  Circuit City Stores, Inc.            72,700        2,426,363
  Home Depot, Inc.                     41,000        2,193,500
  J.C. Penney Co., Inc.               112,900        5,376,863
  Kroger Co.**                         64,800        3,288,600
  Limited, Inc.                       126,500        2,324,438
  Toys "R"  Us,  Inc.**               104,900        2,937,200
 #Wal-Mart Stores, Inc.               249,400        6,952,025
                                                  ------------
                                                    25,498,989
                                                  ------------
SOAPS & COSMETICS -- 2.6%
  Colgate-Palmolive Co.                50,600        5,041,025
  Procter & Gamble Co.                 64,800        7,452,000
                                                  ------------
                                                    12,493,025
                                                  ------------
TELECOMMUNICATIONS -- 8.0%
  Alltel Corp.                        134,200        4,361,500
 #AT&T Corp.                          175,600        6,102,100
 #Bell Atlantic Corp.                  67,700        4,121,238
  Frontier Corp.                      130,800        2,338,050
  GTE Corp.                           125,200        5,837,450
  Lucent Technologies, Inc.            51,294        2,705,759
  Oracle  Corp.**                     121,050        4,667,991
 #SBC Communications, Inc.            142,200        7,483,275
                                                  ------------
                                                    37,617,363
                                                  ------------
TEXTILES -- 0.5%
 #Warnaco Group                        88,100        2,620,975
                                                  ------------
TOBACCO -- 2.0%
  Philip Morris Cos., Inc.             82,800        9,449,550
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $390,964,531)                              467,181,834
                                                  ------------

                                         Par
                         Maturity       (000)        Value
                        ----------     --------   ------------
SHORT TERM INVESTMENTS -- 1.7%
   Federal Home Loan Bank Discount Notes
     6.25%               04/01/97       $7,100     $ 7,100,000
   U.S. Treasury Bills
     5.14%               06/19/97          500***      494,239
   Smith Barney Money Market Fund          369         369,360
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,963,715)                                  7,963,599
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $398,928,246*)                    100.4%   475,145,433

LIABILITIES IN EXCESS OF
  OTHER ASSETS                             (0.4%)   (2,049,091)
                                          ------  ------------
NET ASSETS (Applicable to 23,455,217
  Institutional shares, 9,613,066 Service
  shares, 715,669 Investor A shares,
  338,013 Investor B shares and
  445 Investor C shares outstanding)      100.0%  $473,096,342
                                          ======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($325,257,650 (DIVIDE) 23,455,217)                    $13.87
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($133,240,765 (DIVIDE) 9,613,066)                     $13.86
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($9,924,132 (DIVIDE) 715,669)                         $13.87
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($13.87 (DIVIDE) .955)                                $14.52
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($4,667,648 (DIVIDE) 338,013)                         $13.81
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($6,147 (DIVIDE) 445)                                 $13.81
                                                        ======


--------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                  $84,196,022
    Gross unrealized depreciation                   (7,978,835)
                                                   -----------
                                                   $76,217,187
                                                   ===========
 ** Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $150,000 on 10 Standard & Poor's 500 Stock Index futures contracts expiring June 1997. The value of such contracts on March 31, 1997 was $3,790,000, thereby resulting in an unrealized loss of $253,003.
 #  Total or partial securities on loan.

See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO


AS OF MARCH 31, 1997 (UNAUDITED)                      Value
                                                  ------------
Investment in The U.S. Large Company
Series of The DFA Investment
Trust Company
(Cost $286,523,813)                    99.9%      $321,873,460

OTHER ASSETS IN EXCESS OF
  LIABILITIES                           0.1%           381,033
                                                  ------------
NET ASSETS (Applicable to 9,925,424
  Institutional shares, 9,302,592 Service
  shares, 1,211,572 Investor A shares,
  1,000,419 Investor B shares and
  576,954 Investor C shares
  outstanding)                        100.0%      $322,254,493
                                      ======      ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($145,315,525 (DIVIDE) 9,925,424)                     $14.64
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($136,204,126 (DIVIDE) 9,302,592)                     $14.64
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($17,740,040 (DIVIDE) 1,211,572)                      $14.64
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.64 (DIVIDE) .970)                                $15.09
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($14,583,996 (DIVIDE) 1,000,419)                      $14.58
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($8,410,806 (DIVIDE) 576,954)                         $14.58
                                                        ======



         See accompanying notes to financial statements and accompanying financial statements and related notes for The DFA Investment Trust Company.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                               BALANCED PORTFOLIO

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS -- 63.2%
AEROSPACE -- 2.5%
  Allied-Signal, Inc.                  33,200     $  2,365,500
  Boeing Co.                            9,200          907,350
  United Technologies Corp.            45,700        3,438,925
                                                  ------------
                                                     6,711,775
                                                  ------------
BANKS -- 3.2%
 #Banc One Corp.                       73,400        2,917,650
  CoreStates Financial Corp.           51,500        2,446,250
  First Chicago NBD Corp.              57,200        3,095,950
                                                  ------------
                                                     8,459,850
                                                  ------------
BEVERAGES -- 1.3%
  Coca-Cola Co.                        45,800        2,559,075
  Pepsico, Inc.                        28,600          933,075
                                                  ------------
                                                     3,492,150
                                                  ------------
CHEMICALS -- 2.8%
  Dow Chemical Co.                     22,900        1,832,000
  E.I. du Pont de Nemours and Co.      29,700        3,148,200
  IMC Fertilizer Group, Inc.           40,000        1,445,000
  Lubrizol Corp.                       34,300        1,114,750
                                                  ------------
                                                     7,539,950
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 4.1%
  3 Com Corp.                          34,300        1,123,325
  Cisco Systems, Inc.                  31,400        1,511,125
  Compaq Computer Corp.                32,000        2,452,000
  Intel Corp.                          28,600        3,978,975
  Xerox Corp.                          30,900        1,757,437
                                                  ------------
                                                    10,822,862
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 2.7%
  First Data Corp.                     64,000        2,168,000
  International Business Machines Corp. 8,000        1,099,000
  Microsoft Corp.                      43,500        3,988,406
                                                  ------------
                                                     7,255,406
                                                  ------------
CONSTRUCTION -- 0.5%
 #Fluor Corp.                          26,300        1,380,750
                                                  ------------
CONSUMER DURABLES -- 0.8%
  Black & Decker Corp.                 68,600        2,203,775
                                                  ------------
ELECTRONICS -- 2.8%
  AMP, Inc.                            19,400          666,875
  Emerson Electric Co.                 27,400        1,233,000
  General Electric Co.                 41,200        4,089,100
  Motorola, Inc.                       26,300        1,587,862
                                                  ------------
                                                     7,576,837
                                                  ------------
ENERGY & UTILITIES -- 1.9%
  Entergy Corp.                        85,800        2,102,100
  NIPSCO Industries, Inc.              36,600        1,436,550
  PECO Energy Co.                      75,500        1,538,312
                                                  ------------
                                                     5,076,962
                                                  ------------
ENTERTAINMENT & LEISURE -- 1.6%
  La Quinta Inns, Inc.                 85,800        1,758,900
  Walt Disney Co.                      35,500        2,591,500
                                                  ------------
                                                     4,350,400
                                                  ------------

                                      Number
                                     of Shares        Value
                                     ----------   ------------
FINANCE -- 3.7%
  Dean Witter Discover & Co.          102,900     $  3,588,637
  Fannie Mae                           82,300        2,973,087
 #Fleet Financial Group, Inc.          57,100        3,268,975
                                                  ------------
                                                     9,830,699
                                                  ------------
FOOD & AGRICULTURE -- 0.7%
  CPC International, Inc.              22,900        1,877,800
                                                  ------------
INSURANCE -- 3.5%
  Allstate Corp.                       25,400        1,508,125
  American International Group, Inc.   34,300        4,025,962
  General Re Corp.                     12,600        1,990,800
  The Chubb Corp.                      36,600        1,971,825
                                                  ------------
                                                     9,496,712
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 1.1%
  Illinois Tool Works, Inc.            36,600        2,987,475
                                                  ------------
MANUFACTURING -- 0.8%
  Tenneco, Inc.                        57,200        2,230,800
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 1.4%
  Medtronic, Inc.                      38,900        2,421,525
 #United Healthcare Corp.              28,600        1,362,075
                                                  ------------
                                                     3,783,600
                                                  ------------
METAL & MINING -- 2.0%
  Minnesota Mining &
    Manufacturing Co.                  26,300        2,222,350
  Phelps Dodge Corp.                   41,200        3,012,750
                                                  ------------
                                                     5,235,100
                                                  ------------
MOTOR VEHICLES -- 2.0%
  Chrysler Corp.                       32,000          960,000
  Ford Motor Co.                       45,700        1,433,837
  General Motors Corp.                 21,700        1,201,637
  Goodyear Tire & Rubber Co.           33,200        1,734,700
                                                  ------------
                                                     5,330,174
                                                  ------------
OIL & GAS -- 3.3%
  Chevron Corp.                         9,200          640,550
  Exxon Corp.                          32,000        3,448,000
  Mobil Corp.                          11,400        1,489,125
 #Royal Dutch Petroleum Co.            18,300        3,202,500
                                                  ------------
                                                     8,780,175
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.4%
  International Paper Co.              27,400        1,065,175
                                                  ------------
PHARMACEUTICALS -- 7.0%
  American Home Products Corp.         68,600        4,116,000
  Bristol-Myers Squibb Co.             68,600        4,047,400
  Eli Lilly & Co.                      54,900        4,515,525
  Johnson & Johnson Co.                40,000        2,115,000
  Merck & Co., Inc.                    48,000        4,044,000
                                                  ------------
                                                    18,837,925
                                                  ------------
PUBLISHING & PRINTING -- 0.8%
  McGraw-Hill Companies, Inc.          43,500        2,223,938
                                                  ------------
RESTAURANTS -- 0.9%
 #McDonald's Corp.                     51,500        2,433,375
                                                  ------------


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                      Number
AS OF MARCH 31, 1997 (UNAUDITED)     of Shares       Value
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
RETAIL MERCHANDISING -- 3.2%
 #K Mart Corp.                        110,900      $ 1,344,663
  Kroger Co.                           46,900        2,380,175
  Sears Roebuck & Co.                  51,500        2,587,875
  Wal-Mart Stores, Inc.                78,900        2,199,338
                                                  ------------
                                                     8,512,051
                                                  ------------
SOAPS & COSMETICS -- 1.8%
  Colgate-Palmolive Co.                28,600        2,849,275
  Procter & Gamble Co.                 17,200        1,978,000
                                                  ------------
                                                     4,827,275
                                                  ------------
TELECOMMUNICATIONS -- 3.9%
  Alltel Corp.                         53,800        1,748,500
  AT &T Corp.                          40,000        1,390,000
  GTE Corp.                            38,900        1,813,713
  Lucent Technologies, Inc.            13,000          685,750
  NYNEX Corp.                          43,500        1,984,688
 #SBC Communications, Inc.             52,600        2,768,075
                                                  ------------
                                                    10,390,726
                                                  ------------
TOBACCO -- 1.6%
  Philip Morris Co., Inc.              36,600        4,176,975
                                                  ------------
TRANSPORTATION -- 0.9%
  Norfolk Southern Corp.               29,700        2,531,925
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $124,144,727)                              169,422,617
                                                  ------------

                                         Par
                         Maturity       (000)
                        ----------    ----------
U.S. TREASURY AND AGENCY
  OBLIGATIONS -- 9.2%
   Federal Home Loan Bank Bond
      4.90%              04/27/98       $ 1,000        990,000
   Small Business Administration Program
      6.37%              02/15/16         1,113      1,047,951
   Small Business Administration,
     Series 96-1, Class C
      7.35%              08/10/06         1,050      1,034,578
   U.S. Treasury Bonds
      6.62%              02/15/27           240        226,195
   U.S. Treasury Notes
      6.25%              03/31/99        10,610     10,572,652
      5.87%              02/15/00           230        225,796
      6.50%              08/31/01         1,450      1,436,776
     12.50%              08/15/14         2,045      2,935,270
   U.S. Treasury Notes CPI
      3.37%              01/15/07         6,148      6,044,098
                                                  ------------
TOTAL U.S. TREASURY AND
  AGENCY OBLIGATIONS
  (Cost $24,888,417)                                24,513,316
                                                  ------------
MORTGAGE PASS-THROUGHS -- 8.2%
   Federal Home Loan Mortgage Corporation
     ARM**
     6.08%               08/01/20         2,704      2,650,128
   Federal Home Loan Mortgage Corporation
     7.50%               07/26/09         9,772      9,605,036
     9.00%               06/01/21           785        824,257
     6.50%               02/01/26            24         22,774
   Federal Home Loan Mortgage Corporation
     15 Year
     7.50%               10/01/20         2,285      2,287,142

                                        Par
                         Maturity      (000)         Value
                        ----------    --------    -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage
     Association 15 Year
     7.00%               10/10/05      $ 3,693    $ 3,631,616
   Government National Mortgage
     Association
     7.50%               01/23/08        2,982       2,923,598
                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $22,257,064)                                21,944,551
                                                  ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.1%
   Comercial Mortgage Acceptance Corp.,
     Series 96, Class A2
     6.29%                09/15/23         844         832,706
   CS First Boston Mortgage Securities Corp.,
     Series 95, Class C
     7.45%                11/25/27         250         245,938
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95, Class C
     7.56%                05/25/15         450         444,165
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96, Class C
     7.24%                04/25/28       1,000         992,969
   Structured Asset Securities Corp. ,
     Series 1996-CFL, Class X1 (IO)
     7.50%                02/25/28       8,464         433,760
                                                  ------------
TOTAL COMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $2,971,195)                                  2,949,538
                                                  ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 1.2%
   Community Program Loan Trust,
     Series 87, Class A
     4.50%                10/01/18       2,050       1,702,141
   Federal Home Loan Mortgage
     Corporation Series, 1907 LP (PO)
     6.65%                06/15/20         700         394,844
   Federal National Mortgage Association,
     Series 1996-54, Class A (PO)
     6.50%                04/25/21         668         512,278
   Federal National Mortgage Association,
     Series 1993-113, Class B (PO)
     6.50%                07/25/23         460         287,621
   Federal National Mortgage Association,
     Series 1996-56, Class E (PO)
     7.00%                04/25/23         244         123,466
   Federal National Mortgage Association,
     Series 261, Class 1 (PO)
     6.75%                10/01/24         273         188,338
                                                  ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $3,422,962)                                  3,208,688
                                                  ------------


See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                            STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)  Maturity     (000)       Value
                                 ----------   -------   -----------
ASSET BACKED SECURITIES -- 4.1%
   Chase Manhattan Grantor Trust,
     Series 96-A, Class A
     5.20%                        02/15/02    $ 2,076   $ 2,045,884
   CIT Group Securitization Corp.,
     Series 95-2, Class A
     7.65%                        05/15/26        450       413,789
   Discover Card Master Trust,
     Series 96-4, Class A
     5.79%                        10/16/03      1,500     1,529,531
   Equivantage Home Equity Loan Trust,
     Series 1996-1, Class A
     6.55%                        10/25/25        560       545,971
   Green Tree Financial Corp.,
     Series 1996-6 A6
     7.95%                        09/15/27      1,000       987,969
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                        10/15/18      1,300     1,247,188
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                        11/15/26        400       390,875
   Nissan Auto Receivable Grantor Trust,
     Series 95, Class A
     6.10%                        08/15/01        802       799,686
   Security Pacific Home Equity,
     Series 91-1, Class B
     8.85%                        05/15/21        977     1,001,730
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                        01/08/07      1,000     1,057,673
   Student Loan Marketing Association,
     Series 1996-4, Class A1
     5.60%                        07/25/04      1,036     1,034,893
                                                       ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $11,247,614)                                     11,055,189
                                                       ------------
CORPORATE BONDS -- 8.0%
   AFC Capital Trust I
     8.20%                        02/03/27      1,000       979,977
   Anthem Insurance
     9.00%                        04/01/27      1,000       983,778
   Associates Corp., N.A.
     7.25%                        05/15/98        200       202,040
   Bear Stearns Capital Trust
     7.00%                        01/15/27      1,050     1,030,092
   Burlington Industries
     7.25%                        09/15/05        200       190,691
   Burlington Northern
     7.00%                        12/15/25        600       532,734
   Coca-Cola Enterprises
     5.71%                        03/18/37      1,125     1,120,207
   Commonwealth Ed. Fin. II
     8.50%                        07/15/27      1,000       965,374
   Equitable Life
     7.70%                        12/01/15        350       336,279
   Fairfax Financial
     8.30%                        04/15/26        550       546,434
   First Security
     8.41%                        12/15/26      1,000       987,863
   Firststar Capital Trust I
     8.32%                        12/15/26      1,000       983,707
   General Electric Capital
     8.00%                        01/15/98        200       202,956

                                                Par
                                  Maturity     (000)       Value
                                 ----------   -------   -----------
CORPORATE BONDS (CONTINUED)
   General Motors Acceptance Corp.
     Pass-Through Trust, Series 1997
     6.50%                        01/17/00    $ 1,100   $ 1,085,461
   Great Western Finance
     8.20%                        02/01/27      1,000       971,331
   Hydro-Quebec Canada
     7.50%                        04/01/16        900       867,513
   Israel Electric Corp., LTD.
     7.87%                        12/15/26        350       336,547
   ITT Corp.
     7.37%                        11/15/15        210       186,655
     7.75%                        11/15/25        350       306,866
   Keycorp Institute A
     7.82%                        12/01/26      1,000       940,634
   Liberty Mutual***
     8.50%                        05/15/25        750       763,712
   Meridian Bancorp
     6.62%                        06/15/00        450       444,372
   Metropolitan Life
     6.30%                        11/01/03        300       282,234
   Mobile Energy Services Co.
     8.66%                        01/01/17        289       287,870
   Nabisco, Inc.
     6.85%                        06/15/05        300       286,095
     7.05%                        07/15/07        180       171,797
     7.55%                        06/15/15        700       668,568
   News America Holdings
     7.75%                        12/01/45        610       547,475
   Paine Webber Group, Inc.
     7.87%                        02/15/03      1,000     1,012,624
   Petronas Corp.
     7.62%                        10/15/26        800       773,081
   Quebec Province
     7.50%                        07/15/23        400       378,149
   Salomon Brothers
     8.90%                        02/15/00        300       313,467
   Reliance Industries
     9.37%                        06/24/26        305       320,221
   Texas Utilities Capital Trust
     8.17%                        02/01/37        420       405,042
   Time Warner -Pats
     6.10%                        12/30/01      1,000       938,750
                                                        -----------
TOTAL CORPORATE BONDS
  (Cost $21,809,055)                                     21,350,596
                                                        -----------
MUNICIPAL BONDS -- 0.8%
   Los Angeles County Taxable
     Pension Obligation
     8.62%                        06/30/06        600       647,250
     8.62%                        06/30/06      1,050     1,137,938
     6.97%                        06/30/08        400       384,000
                                                        -----------
TOTAL MUNICIPAL BONDS
  (Cost $2,133,116)                                       2,169,188
                                                        -----------
OPTIONS -- 0.0%
   U.S.Treasury Notes, expiring 6/17/97
   (Cost $49,969)                                 520       141,375
                                                        -----------


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                            STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)  Maturity     (000)       Value
                                 ----------   -------   -----------
SHORT TERM INVESTMENTS -- 7.3%
   Federal Home Loan Bank Discount Notes
     6.45%                        04/01/97    $ 4,445  $  4,445,000
   Federal Home Loan Mortgage Corporation
     Discount Notes
     6.50%                        04/01/97      2,255     2,255,000
     5.50%                        04/10/97     12,750    12,732,501
   Smith Barney Money Market Fund                  33        33,453
                                                       ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $19,465,954)                                     19,465,954
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $232,390,073*)                         103.1%   276,221,012

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                  (3.1%    (8,209,257)
                                               ------  ------------
NET ASSETS (Applicable to 1,962,106
  Institutional shares, 9,604,252 Service
  shares, 4,868,077 Investor A shares,
  796,147 Investor B shares, and
  1,697 Investor C shares outstanding)         100.0%  $268,011,755
                                               ======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($30,535,548 (DIVIDE) 1,962,106)                           $15.56
                                                             ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($149,364,956 (DIVIDE) 9,604,252)                          $15.55
                                                             ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($75,752,417 (DIVIDE) 4,868,077)                           $15.56
                                                             ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($15.56 (DIVIDE) .955)                                     $16.29
                                                             ======



NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($12,332,540 (DIVIDE) 796,147)                             $15.49
                                                             ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($26,294 (DIVIDE) 1,697)                                   $15.49
                                                             ======

------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                       $47,785,904
    Gross unrealized depreciation                        (3,954,965)
                                                        -----------
                                                        $43,830,939
                                                        ===========
**  Non-income producing security.
*** Principal amount of securities pledged as collateral is $500,000 on 8 net long U.S. Treasury Bond futures contracts and 12 net long U.S. Treasury Note futures contracts expiring June 1997. The value of such contracts on March 31,1997 was $2,123,750, thereby resulting in an unrealized gain on $11,750.
 # Total or partial securities on loan. See accompanying notes to financial statements.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF OPERATIONS

                                                    Large Cap     Large Cap     Mid-Cap     Mid-Cap
                                                      Value        Growth        Value      Growth       Small Cap     Small Cap
FOR THE SIX MONTHS ENDED                             Equity        Equity       Equity      Equity     Value Equity  Growth Equity
MARCH 31, 1997 (UNAUDITED)                          Portfolio     Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                                   -----------   -----------  ----------  -----------  ------------  -------------
Investment income:
   Interest ..................................... $  1,155,554  $    785,019  $ 101,728   $   184,699   $   585,644  $   2,541,446
   Dividends ....................................   17,015,205     3,852,623    303,796         9,481     3,130,743         64,578
   Net investment income from The U.S.
     Large Company Series of The DFA
     Investment Trust Company ...................           --            --         --            --            --             --
   Foreign taxes withheld .......................           --            --         --            --            --             --
                                                  ------------  ------------  ---------   -----------   -----------  -------------
        Total investment income .................   18,170,759     4,637,642    405,524       194,180     3,716,387      2,606,024
                                                  ------------  ------------  ---------   -----------   -----------  -------------
Expenses:
   Investment advisory fee ......................    3,391,682     1,928,805    109,315       107,853       944,709      1,435,970
   Administration fee ...........................    1,343,689       786,317     31,563        31,144       395,060        600,497
   Custodian fee ................................      105,604        65,092     12,158        10,710        43,262         57,186
   Transfer agent fee ...........................      206,970       112,900      6,818         6,841        74,231         99,839
   Service fees .................................      751,111       316,066      4,807         4,871       133,773        260,424
   Distribution fees ............................       88,642        50,144        276           329        63,992        120,150
   Legal and audit ..............................       43,818        24,832      2,127         2,168        11,604         17,756
   Printing .....................................       41,518        23,529      1,064         1,084        10,996         16,822
   Registration fees and expenses ...............       19,891        43,971      3,586         3,647        27,561         36,619
   Organization .................................           --            --         --            --            --          2,198
   Trustees' fees and officer's salary ..........       13,694         7,760      1,064         1,084         3,627          5,549
   Other ........................................       17,750        10,273      2,127         2,168         6,062         10,969
                                                  ------------  ------------  ---------   -----------   -----------  -------------
                                                     6,024,369     3,369,689    174,905       171,899     1,714,877      2,663,979
   Less fees voluntarily waived .................     (457,609)     (365,599)   (17,762)      (15,132)      (29,690)       (21,338)
                                                  ------------  ------------  ---------   -----------   -----------  -------------
        Total operating expenses ................    5,566,760     3,004,090    157,143       156,767     1,685,187      2,642,641
                                                  ------------  ------------  ---------   -----------   -----------  -------------
   Interest expense .............................           --            --         --            --            --             --
                                                  ------------  ------------  ---------   -----------   -----------  -------------
        Total expenses ..........................    5,566,760     3,004,090    157,143       156,767     1,685,187      2,642,641
                                                  ------------  ------------  ---------   -----------   -----------  -------------
Net investment income (loss) ....................   12,603,999     1,633,552    248,381        37,413     2,031,200        (36,617)
                                                  ------------  ------------  ---------   -----------   -----------  -------------
Realized and unrealized gain on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ....................  107,954,058    46,664,630    (36,769)   (1,214,740)   25,472,050      4,689,062
     Futures contracts ..........................           --     2,905,474         --       223,970            --     10,131,578
     Foreign currency related transactions ......           --            --         --            --            --             --
                                                  ------------  ------------  ---------   -----------   -----------  -------------
                                                   107,954,058    49,570,104    (36,769)     (990,770)   25,472,050     14,820,640
                                                  ------------  ------------  ---------   -----------   -----------  -------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................   19,387,317   (25,545,084)  (688,023)   (5,343,186)     (281,594)  (136,374,909)
     Futures contracts ..........................           --    (1,382,125)        --      (971,200)           --     (7,555,651)
     Foreign currency related transactions ......           --            --         --            --            --             --
                                                  ------------  ------------  ---------   -----------   -----------  -------------
                                                    19,387,317   (26,927,209)  (688,023)   (6,314,386)     (281,594)  (143,930,560)
                                                  ------------  ------------  ---------   -----------   -----------  -------------
Net gain (loss) on investments and foreign
   currency transactions ........................  127,341,375    22,642,895   (724,792)   (7,305,156)   25,190,456   (129,109,920)
                                                  ------------  ------------  ---------   -----------   -----------  -------------
Net increase (decrease) in assets resulting
   from operations .............................. $139,945,374  $ 24,276,447  $(476,411)  $(7,267,743)  $27,221,656  $(129,146,537)
                                                  ============  ============  =========   ===========   ===========  =============


See accompanying notes to financial statements.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                                                                International
                                                  International    Emerging       Select      Index
FOR THE SIX MONTHS ENDED                             Equity         Markets       Equity      Equity       Balanced
MARCH 31, 1997 (UNAUDITED)                          Portfolio      Portfolio     Portfolio   Portfolio     Portfolio
                                                  -------------  -------------  -----------  ----------  ------------
Investment income:
   Interest .....................................  $   768,766   $   141,584   $   357,542  $        --  $ 3,338,088
   Dividends ....................................    3,691,366       835,008     4,417,944           --    1,826,674
   Net investment income from The U.S.
     Large Company Series of The DFA
     Investment Trust Company ...................           --            --            --    2,765,439           --
   Foreign taxes withheld .......................     (466,808)      (29,469)           --           --           --
                                                   -----------   -----------   -----------  -----------  -----------
        Total investment income .................    3,993,324       947,123     4,775,486    2,765,439    5,164,762
                                                   -----------   -----------   -----------  -----------  -----------
Expenses:
   Investment advisory fee ......................    2,220,948       807,752     1,245,376           --      754,881
   Administration fee ...........................      671,729       148,626       520,684      333,041      315,677
   Custodian fee ................................      370,040       172,508        48,536           --       34,239
   Transfer agent fee ...........................      112,076        23,282        76,659       53,011       67,545
   Service fees .................................      254,411        66,450       196,454      207,477      248,979
   Distribution fees ............................       53,181         7,839        26,190       73,947      190,280
   Legal and audit ..............................       20,876         3,984        14,312       16,656       11,079
   Printing .....................................       19,780         3,775        13,561        8,432        8,612
   Registration fees and expenses ...............       31,168        28,258        24,144       22,083       19,891
   Organization .................................           --         4,326         2,193           --           --
   Trustees' fees and officer's salary ..........        6,525         1,244         4,472        2,796        2,841
   Other ........................................        8,221        11,512         5,635       25,540        8,551
                                                   -----------   -----------   -----------  -----------  -----------
                                                     3,768,955     1,279,556     2,178,216      742,983    1,662,575
   Less fees voluntarily waived .................     (314,102)      (53,783)     (253,575)    (305,596)    (121,314)
                                                   -----------   -----------   -----------  -----------  -----------
        Total operating expenses ................    3,454,853     1,225,773     1,924,641      437,387    1,541,261
                                                   -----------   -----------   -----------  -----------  -----------
   Interest expense .............................           --            --            --           --        4,243
                                                   -----------   -----------   -----------  -----------  -----------
        Total expenses ..........................    3,454,853     1,225,773     1,924,641      437,387    1,545,504
                                                   -----------   -----------   -----------  -----------  -----------
Net investment income (loss) ....................      538,471      (278,650)    2,850,845    2,328,052    3,619,258
                                                   -----------   -----------   -----------  -----------  -----------
Realized and unrealized gain on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ....................   (4,600,027)    2,775,684    20,313,693     (451,507)   8,815,761
     Futures contracts ..........................           --            --     1,108,388           --      733,572
     Foreign currency related transactions ......     (645,351)      (69,955)           --           --           --
                                                   -----------   -----------   -----------  -----------  -----------
                                                    (5,245,378)    2,705,729    21,422,081     (451,507)   9,549,333
                                                   -----------   -----------   -----------  -----------  -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments ................................   19,808,478    13,944,234    24,737,313   24,279,669    7,592,914
     Futures contracts ..........................           --            --      (407,003)          --       55,385
     Foreign currency related transactions ......      365,288         4,177            --           --           --
                                                   -----------   -----------   -----------  -----------  -----------
                                                    20,173,766    13,948,411    24,330,310   24,279,669    7,648,299
                                                   -----------   -----------   -----------  -----------  -----------
Net gain (loss) on investments and foreign
   currency transactions ........................   14,928,388    16,654,140    45,752,391   23,828,162   17,197,632
                                                   -----------   -----------   -----------  -----------  -----------
Net increase (decrease) in assets resulting
   from operations ..............................  $15,466,859   $16,375,490   $48,603,236  $26,156,214  $20,816,890
                                                   ===========   ===========   ===========  ===========  ===========


[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Mid-Cap
                                                                                                Value
                                            Large Cap                      Large Cap           Equity
                                     Value Equity Portfolio        Growth Equity Portfolio    Portfolio
                                 ------------------------------  --------------------------  -----------
                                                                                               For the
                                                                                                Period
                                   For the Six       For the     For the Six       Year       12/27/961
                                  Months Ended     Year Ended    Months Ended   Year Ended     through
                                    3/31/97          9/30/96       3/31/97        9/30/96      3/31/97
                                 --------------  --------------  ------------  ------------  -----------
                                  (Unaudited)                     (Unaudited)                (Unaudited)
Increase (decrease) in
  net assets:
  Operations:
    Net investment income
     (deficit)...............    $   12,603,999  $   23,256,170  $  1,633,552  $  2,498,099  $   248,381
 Net gain (loss) on
      investments and
      foreign currency
      related transactions...       127,341,375     171,442,481    22,642,895    99,719,777     (724,792)
                                 --------------  --------------  ------------  ------------  -----------
    Net increase (decrease)
      in net assets
      resulting from
      operations.............       139,945,374     194,698,651    24,276,447   102,217,876     (476,411)
                                 --------------  --------------  ------------  ------------  -----------
Distributions to
  shareholders from:
  Net investment income:
    Institutional Shares.....        (7,852,195)    (14,286,618)   (2,282,437)   (1,136,763)    (195,989)
    Service Shares...........        (4,771,369)     (8,962,904)     (551,885)     (254,368)     (30,401)
    Investor A Shares........          (298,472)       (426,677)      (28,989)           --       (1,909)
    Investor B Shares........           (48,661)        (15,517)           --            --       (1,019)
    Investor C Shares........            (3,267)           (811)           --            --          (25)
                                 --------------  --------------  ------------  ------------  -----------
    Total distribution from
      net investment income..       (12,973,964)    (23,692,527)   (2,863,311)   (1,391,131)    (229,343)
                                 --------------  --------------  ------------  ------------  -----------
Net realized gains:
    Institutional Shares.....      (118,697,319)    (34,958,288)  (23,813,741)   (6,935,080)          --
    Service Shares...........       (74,902,263)    (12,256,162)   (9,521,137)   (2,398,963)          --
    Investor A Shares........        (4,450,693)     (1,214,058)     (845,179)     (303,768)          --
    Investor B Shares........          (686,114)             --      (142,913)           --           --
    Investor C Shares........           (37,282)             --            --            --           --
                                 --------------  --------------  ------------  ------------  -----------
    Total distributions
      from net realized
      gains..................      (198,773,671)    (48,428,508)  (34,322,970    (9,637,811)          --
                                 --------------  --------------  ------------  ------------  -----------
    Total distributions
      to shareholders........      (211,747,635)    (72,121,035)  (37,186,281)  (11,028,942)    (229,343)
                                 --------------  --------------  ------------  ------------  -----------
Capital share transactions...        63,919,752     399,261,871   (28,136,245)  301,601,842   68,850,882
                                 --------------  --------------  ------------  ------------  -----------
    Total increase (decrease)
      in net assets..........        (7,882,509)    521,839,487   (41,046,079)  392,790,776   68,145,128

Net assets:
    Beginning of period......     1,217,853,950     696,014,463   691,136,745   298,345,969           --
                                 --------------  --------------  ------------  ------------  -----------
    End of period............    $1,209,971,441  $1,217,853,950  $650,090,666  $691,136,745  $68,145,128
                                 ==============  ==============  ============  ============  ===========




                                  Mid-Cap
                                  Growth
                                  Equity             Small Cap                    Small Cap
                                 Portfolio    Value Equity Portfolio        Growth Equity Portfolio
                                ----------  ---------------------------  ---------------------------
                                  For the
                                  Period
                                 12/27/961    For the Six     For the      For the Six     For the
                                  through    Months Ended   Year Ended    Months Ended   Year Ended
                                  3/31/97      3/31/97        9/30/96       3/31/97        9/30/96
                                -----------  ------------  ------------  -------------  ------------
                                (Unaudited)  (Unaudited)                  (Unaudited)
Increase (decrease) in
  net assets:
  Operations:
    Net investment income
     (deficit)...............   $    37,413  $  2,031,200  $  1,600,08   $     (36,617) $   (726,338)
 Net gain (loss) on
      investments and
      foreign currency
      related transactions...    (7,305,156)   25,190,456    31,503,290   (129,109,920)  140,147,401
                                -----------  ------------  ------------  -------------  ------------
    Net increase (decrease)
      in net assets
      resulting from
      operations.............    (7,267,743)   27,221,656    33,103,374   (129,146,537   139,421,063
                                -----------  ------------  ------------  -------------  ------------
Distributions to
  shareholders from:
  Net investment income:
    Institutional Shares.....            --    (1,743,547)   (1,400,389)      (433,573)     (211,287)
    Service Shares...........            --      (530,152)     (268,681)            --            --
    Investor A Shares........            --      (140,286)      (35,201)            --            --
    Investor B Shares........            --       (10,398)           --             --            --
    Investor C Shares........            --          (762)           --             --            --
                                -----------  ------------  ------------  -------------  ------------
    Total distribution from
      net investment income..            --    (2,425,145)   (1,704,271)      (433,573)     (211,287)
                                -----------  ------------  ------------  -------------  ------------
Net realized gains:
    Institutional Shares.....            --   (29,222,142)   (9,611,837)   (21,197,629)           --
    Service Shares...........            --   (10,944,596)   (3,671,321)   (10,929,423)           --
    Investor A Shares........            --    (3,377,127)   (1,218,870)    (2,203,319)           --
    Investor B Shares........            --      (336,403)      (92,835)      (608,317)           --
    Investor C Shares........            --          (416)           --        (61,208)           --
                                -----------  ------------  ------------  -------------  ------------
    Total distributions
      from net realized
      gains..................            --  (43,880,684)   (14,594,863)   (34,999,896)           --
                                -----------  ------------  ------------  -------------  ------------
    Total distributions
      to shareholders........            --   (46,305,829)  (16,299,134)   (35,433,469)     (211,287)
                                -----------  ------------  ------------  -------------  ------------
Capital share transactions...    71,290,396    47,783,333    53,279,248    150,123,176   138,191,328
                                -----------  ------------  ------------  -------------  ------------
    Total increase (decrease)
      in net assets..........    64,022,653    28,699,160    70,083,488    (14,456,830)  277,401,104

Net assets:
    Beginning of period......            --   322,770,974   252,687,486    493,267,477   215,866,373
                                -----------  ------------  ------------  -------------  ------------
    End of period............   $64,022,653  $351,470,134  $322,770,974  $ 478,810,647  $493,267,477
                                ===========  ============  ============  =============  ============




COMPASS CAPITAL FUNDS                                              [LOGO OMITTED


                                           International         International Emerging
                                         Equity Portfolio          Markets Portfolio
                                   --------------------------  ---------------------------
                                    For the Six    For the      For the Six       Year
                                   Months Ended   Year Ended   Months Ended    Year Ended
                                      3/31/97       9/30/96       3/31/97        9/30/96
                                   ------------  ------------  ------------   ------------
                                    (Unaudited)                (Unaudited)
Increase (decrease) in
  net assets:
  Operations:
    Net investment income
     (deficit)...............      $    538,471  $  4,246,980  $   (278,650)  $    661,503
    Net gain (loss) on
      investments and
      foreign currency
      related transactions...        14,928,388    34,089,605    16,654,140      4,227,613
                                   ------------  ------------  ------------   ------------
    Net increase (decrease)
      in net assets
      resulting from
      operations.............        15,466,859    38,336,585    16,375,490      4,889,116
                                   ------------  ------------  ------------   ------------
Distributions to
  shareholders from:
  Net investment income:
    Institutional Shares.....        (8,151,028)   (4,294,793)     (141,999)            --
    Service Shares...........        (2,965,174)   (1,383,668)           --             --
    Investor A Shares........          (336,258)     (210,717)           --             --
    Investor B Shares........           (41,787)      (14,131)           --             --
    Investor C Shares........               (32)           --            --             --
                                   ------------  ------------  ------------   ------------
    Total distribution from
      net investment income..       (11,494,279)   (5,903,309)     (141,999)            --
                                   ------------  ------------  ------------   ------------
Net realized gains:
    Institutional Shares.....       (11,783,420)  (16,180,662)           --        (45,943)
    Service Shares...........        (4,941,534)   (5,506,015)           --        (19,291)
    Investor A Shares........          (620,819)     (869,371)           --         (2,963)
    Investor B Shares........           (90,494)      (61,711)           --             --
    Investor C Shares........                --            --            --             --
                                   ------------  ------------  ------------   ------------
    Total distributions
      from net realized
      gains..................       (17,436,267)  (22,617,759)           --        (68,197)
                                   ------------  ------------  ------------   ------------
    Total distributions
      to shareholders........       (28,930,546)  (28,521,068)     (141,999)       (68,197)
                                   ------------  ------------  ------------   ------------
Capital share transactions...        55,868,667   125,201,967    32,238,334     58,140,563
                                   ------------  ------------  ------------   ------------
    Total increase (decrease)
      in net assets..........        42,404,980   135,017,484    48,471,825     62,961,482

Net assets:
    Beginning of period......       572,442,752   437,425,268   109,863,429     46,901,947
                                   ------------  ------------  ------------   ------------
    End of period............      $614,847,732  $572,442,752  $158,335,254   $109,863,429
                                   ============  ============  ============   ============



                                             Select                    Index
                                        Equity Portfolio           Equity Portfolio            Balanced Portfolio
                                   --------------------------  --------------------------  --------------------------
                                    For the Six      Year       For the Six     For the     For the Six     For the
                                   Months Ended   Year Ended   Months Ended   Year Ended   Months Ended   Year Ended
                                      3/31/97      9/30/96        3/31/97       9/30/96      3/31/97        9/30/96
                                   ------------  ------------  ------------  ------------  ------------  ------------
                                    (Unaudited)                 (Unaudited)                 (Unaudited)
Increase (decrease) in
  net assets:
  Operations:
    Net investment income
     (deficit)...............      $  2,850,845  $  6,081,781  $  2,328,052  $  4,616,698  $  3,619,258  $  6,562,917
    Net gain (loss) on
      investments and
      foreign currency
      related transactions...        45,752,391    57,336,010    23,828,162    33,592,745    17,197,632    23,008,377
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease)
      in net assets
      resulting from
      operations.............        48,603,236    63,417,791    26,156,214    38,209,443    20,816,890    29,571,294
                                   ------------  ------------  ------------  ------------  ------------  ------------
Distributions to
  shareholders from:
  Net investment income:
    Institutional Shares.....        (2,243,132)   (4,512,721)   (1,236,041)   (2,965,619)     (515,215)     (938,462)
    Service Shares...........          (744,969)   (1,433,794)     (902,439)   (1,824,167)   (2,059,765)   (3,553,382)
    Investor A Shares........           (45,478)      (61,193)     (104,738)     (196,504)     (989,456)   (1,882,795)
    Investor B Shares........            (9,221)       (3,156)      (44,230)      (14,252)     (105,542)     (101,081)
    Investor C Shares........               (14)           --       (25,885)       (1,308)         (130)           --
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Total distribution from
      net investment income..        (3,042,814)   (6,010,864)   (2,313,333)   (5,001,850)   (3,670,108)   (6,475,720)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Net realized gains:
    Institutional Shares.....       (24,271,695)   (8,002,431)   (6,172,085)  (13,669,694)   (1,274,430)     (242,642)
    Service Shares...........       (10,159,155)   (2,803,130)   (5,024,090)   (8,539,902)   (4,988,172)     (784,225)
    Investor A Shares........          (598,242)     (135,347)     (620,161)     (935,892)   (2,456,117)     (626,288)
    Investor B Shares........          (140,029)           --      (141,880)           --      (283,940)      (32,915)
    Investor C Shares........              (383)           --       (20,100)           --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions
      from net realized
      gains..................       (35,169,504)  (10,940,908)  (11,978,316)  (23,145,488)   (9,002,659)   (1,686,070)
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions
      to shareholders........       (38,212,318)  (16,951,772)  (14,291,649)  (28,147,338)  (12,672,767)   (8,161,790)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Capital share transactions...        67,020,213    22,892,723    64,145,925    58,712,108     8,947,657    48,301,845
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Total increase (decrease)
      in net assets..........        77,411,131    69,358,742    76,010,490    68,774,213    17,091,780    69,711,349

Net assets:
    Beginning of period......       395,685,211   326,326,469   246,244,003   177,469,790   250,919,975   181,208,626
                                   ------------  ------------  ------------  ------------  ------------  ------------
    End of period............      $473,096,342  $395,685,211  $322,254,493  $246,244,003  $268,011,755  $250,919,975
                                   ============  ============  ============  ============  ============  ============

----------
1 Commencement of operations.

See accompanying notes to financial statements.

                                     42-43

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period



                                NET                    NET GAIN                               DISTRIBUTIONS    NET
                               ASSET                  (LOSS) ON   DISTRIBUTIONS                  FROM NET     ASSET
                               VALUE        NET      INVESTMENTS    FROM NET    DISTRIBUTIONS    REALIZED     VALUE
                             BEGINNING  INVESTMENT (BOTH REALIZED  INVESTMENT       FROM         CAPITAL     END OF      TOTAL
                             OF PERIOD    INCOME   AND UNREALIZED)   INCOME        CAPITAL        GAINS      PERIOD     RETURN
================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $15.35      $0.16         $1.51        $(0.16)         --          $(2.52)     $14.34     11.70%
9/30/96                        13.92       0.35          2.41         (0.36)         --           (0.97)      15.35     21.01
9/30/95                        11.62       0.34          2.54         (0.33)         --           (0.25)      13.92     25.73
9/30/94                        11.68       0.27          0.16         (0.27)         --           (0.22)      11.62      3.76
9/30/93                         9.78       0.22          1.91         (0.23)         --              --       11.68     21.92
4/20/921 through 9/30/92       10.00       0.12         (0.24)        (0.10)         --              --        9.78     (1.19)
SERVICE CLASS
10/1/96 through 3/31/977      $15.35      $0.13         $1.52        $(0.14)         --          $(2.52)     $14.34     11.56%
9/30/96                        13.92       0.32          2.40         (0.32)         --           (0.97)      15.35     20.68
9/30/95                        11.62       0.30          2.55         (0.30)         --           (0.25)      13.92     25.40
9/30/94                        11.68       0.25          0.16         (0.25)         --           (0.22)      11.62      3.51
7/29/931 through 9/30/93       11.21       0.04          0.48         (0.05)         --              --       11.68      4.64
INVESTOR A CLASS
10/1/96 through 3/31/977      $15.35      $0.13         $1.51        $(0.13)         --          $(2.52)     $14.34     11.48%3
9/30/96                        13.92       0.28          2.41         (0.29)         --           (0.97)      15.35     20.523
9/30/95                        11.62       0.27          2.56         (0.28)         --           (0.25)      13.92     25.223
9/30/94                        11.69       0.23          0.15         (0.23)         --           (0.22)      11.62      3.323
9/30/93                         9.78       0.22          1.91         (0.22)         --              --       11.69     21.953
5/2/921 through 9/30/92        10.00       0.12         (0.24)        (0.10)         --              --        9.78     (1.19)3
INVESTOR B CLASS
10/1/96 through 3/31/977      $15.32      $0.09         $1.49        $(0.09)         --          $(2.52)     $14.29     11.09%4
1/18/961 through 9/30/96       13.56       0.13          1.80         (0.17)         --              --       15.32     14.264
INVESTOR C CLASS
10/1/96 through 3/31/977      $15.32      $0.09         $1.49       $ (0.09)         --          $(2.52)     $14.29     11.08%4
8/16/961 through 9/30/96       14.91       0.02          0.45         (0.06)         --              --       15.32      3.164
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $14.96      $0.04         $0.46        $(0.07)         --          $(0.74)     $14.65      3.31%
9/30/96                        13.03       0.08          2.29         (0.06)         --           (0.38)      14.96     18.67
9/30/95                        10.19       0.13          2.88         (0.17)         --              --       13.03     29.88
9/30/94                        11.58       0.06         (1.34)        (0.01)         --           (0.10)      10.19    (11.14)
9/30/93                         9.92       0.06          2.07         (0.07)      (0.01)          (0.39)      11.58     22.18
9/30/92                        10.28       0.21          0.30         (0.37)         --           (0.50)       9.92      4.98
SERVICE CLASS
10/1/96 through 3/31/977      $14.95      $0.02         $0.46        $(0.04)         --          $(0.74)     $14.65      3.17%
9/30/96                        13.02       0.05          2.28         (0.02)         --           (0.38)      14.95     18.34
9/30/95                        10.18       0.10          2.87         (0.13)         --              --       13.02     29.43
9/30/94                        11.57       0.03         (1.32)           --          --           (0.10)      10.18    (11.20)
7/29/931 through 9/30/93       10.54         --          1.03            --          --              --       11.57      9.77
INVESTOR A CLASS
10/1/96 through 3/31/977      $14.94      $0.01         $0.46        $(0.02)         --          $(0.74)     $14.65      3.13%3
9/30/96                        13.01       0.02          2.29            --          --           (0.38)      14.94     18.183
9/30/95                        10.16       0.08          2.87         (0.10)         --              --       13.01     29.263
9/30/94                        11.57       0.02         (1.33)           --          --           (0.10)      10.16    (11.38)3
9/30/93                         9.92       0.02          2.10         (0.07)      (0.01)          (0.39)      11.57     22.083
3/14/921 through 9/30/92       10.09       0.08         (0.10)        (0.15)         --              --        9.92     (0.17)3
INVESTOR B CLASS
10/1/96 through 3/31/977      $14.86     $(0.03)        $0.44            --          --          $(0.74)     $14.53      2.70%4
1/24/961 through 9/30/96       13.08      (0.02)         1.80            --          --              --       14.86     13.614
INVESTOR C CLASS
1/24/971 through 3/31/977     $15.23         --        $(0.70)           --          --              --      $14.53     (4.60)%4
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
12/27/961 through 3/31/977    $10.00      $0.05         $0.04        $(0.04)         --              --      $10.05      0.84%
SERVICE CLASS
12/27/961 through 3/31/977    $10.00      $0.02         $0.05        $(0.03)         --              --      $10.04      0.71%
INVESTOR A CLASS
12/27/961 through 3/31/977    $10.00      $0.01         $0.06        $(0.03)         --              --      $10.04      0.70%3
INVESTOR B CLASS
12/27/961 through 3/31/977    $10.00      $0.01         $0.06       $ (0.03)         --              --      $10.04      0.65%4
INVESTOR C CLASS
12/27/961 through 3/31/977    $10.00      $0.01         $0.06       $ (0.03)         --              --      $10.04      0.65%4


COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                                                                       RATIO OF NET
                                NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                              ASSETS    RATIO OF      TO AVERAGE      RATIO OF NET      TO AVERAGE
                              END OF   EXPENSES TO    NET ASSETS    INVESTMENT INCOME   NET ASSETS     PORTFOLIO   AVERAGE
                              PERIOD   AVERAGE NET     (EXCLUDING     TO AVERAGE NET    (EXCLUDING     TURNOVER   COMMISSION
                               (000)     ASSETS        WAIVERS)          ASSETS          WAIVERS)        RATE        RATE5
=============================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977     $668,741     0.75%2         0.82%2          2.15%2           2.08%2           22%      $0.0573
9/30/96                       731,024     0.75           0.84            2.40             2.32             60        0.0556
9/30/95                       508,273     0.67           0.81            2.68             2.53             12            --
9/30/94                       577,996     0.65           0.81            2.44             2.28             11            --
9/30/93                       432,776     0.80           0.83            2.07             2.04             11            --
4/20/921 through 9/30/92      322,806     0.852          0.852           2.622            2.622            13            --
SERVICE CLASS
10/1/96 through 3/31/977     $495,085     1.05%2         1.12%2          1.83%2           1.76%2           22%      $0.0573
9/30/96                       457,283     1.05           1.14            2.13             2.04             60        0.0556
9/30/95                       170,832     0.95           1.09            2.40             2.26             12            --
9/30/94                       105,035     0.90           1.06            2.24             2.08             11            --
7/29/931 through 9/30/93       23,137     0.912          0.942           2.442            2.412            11            --
INVESTOR A CLASS
10/1/96 through 3/31/977      $36,032     1.22%2         1.29%2          1.69%2           1.62%2           22%      $0.0573
9/30/96                        26,190     1.22           1.31            1.93             1.84             60        0.0556
9/30/95                        16,910     1.11           1.25            2.24             2.10             12            --
9/30/94                        10,412     1.05           1.21            2.08             1.92             11            --
9/30/93                         4,865     0.92           0.95            1.96             1.93             11            --
5/2/921 through 9/30/92            16     0.852          0.852           2.622            2.622            13            --
INVESTOR B CLASS
10/1/96 through 3/31/977       $9,465     1.94%2         2.01%2          0.96%2           0.89%2           22%      $0.0573
1/18/961 through 9/30/96        3,152     1.922          2.002           1.342            1.252            60        0.0556
INVESTOR C CLASS
10/1/96 through 3/31/977         $648     1.95%2         2.02%2          0.93%2           0.86%2           22%      $0.0573
8/16/961 through 9/30/96          205     1.802          1.882           1.292            1.202            60        0.0556
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977     $419,833     0.75%2         0.85%2          0.57%2           0.47%2           41%      $0.0593
9/30/96                       481,171     0.75           0.86            0.63             0.51             58        0.0598
9/30/95                       211,543     0.67           0.85            1.20             1.01             55            --
9/30/94                        97,834     0.65           0.89            0.62             0.38            212            --
9/30/93                       100,049     0.81           0.87            0.50             0.44            175            --
9/30/92                        58,372     0.85           0.86            2.07             2.06            162            --
SERVICE CLASS
10/1/96 through 3/31/977     $206,568     1.05%2         1.15%2          0.28%2           0.18%2           41%      $0.0593
9/30/96                       191,023     1.05           1.17            0.31             0.20             58        0.0598
9/30/95                        76,769     0.95           1.13            0.91             0.73             55            --
9/30/94                        36,752     0.90           1.14            0.51             0.26            212            --
7/29/931 through 9/30/93        8,606     0.892          0.952          (0.03)2          (0.09)2          175            --
INVESTOR A CLASS
10/1/96 through 3/31/977      $19,325     1.22%2         1.32%2          0.11%2           0.01%2           41%      $0.0593
9/30/96                        16,579     1.22           1.34            0.15             0.04             58        0.0598
9/30/95                        10,034     1.11           1.29            0.76             0.58             55            --
9/30/94                         5,049     1.05           1.29            0.29             0.05            212            --
9/30/93                         2,362     0.91           0.97            0.18             0.12            175            --
3/14/921 through 9/30/92          239     0.852          0.862           2.072            2.062           162            --
INVESTOR B CLASS
10/1/96 through 3/31/977       $4,350     1.95%2         2.05%2         (0.59)%2         (0.69)%2          41%      $0.0593
1/24/961 through 9/30/96        2,364     1.932          2.052          (0.47)2          (0.58)2           58        0.0598
INVESTOR C CLASS
1/24/971 through 3/31/977         $15     1.72%2         1.82%2         (0.26)%2         (0.36)%2          41%      $0.0593
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
12/27/961 through 3/31/977    $57,121     1.11%2         1.24%2          1.87%2           1.74%2            8%      $0.0529
SERVICE CLASS
12/27/961 through 3/31/977     $9,857     1.43%2         1.56%2          1.47%2           1.34%2            8%      $0.0529
INVESTOR A CLASS
12/27/961 through 3/31/977       $707     1.60%2         1.73%2          1.33%2           1.20%             8%      $0.0529
INVESTOR B CLASS
12/27/961 through 3/31/977       $450     2.26%2         2.39%2          0.75%2           0.62%2            8%      $0.0529
INVESTOR C CLASS
12/27/961 through 3/31/977        $10     2.27%2         2.40%2          0.89%2           0.76%2            8%      $0.0529


See accompanying notes to financial statements.

                                     44-45

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                 For a Share Outstanding Throughout each Period




                                NET                    NET GAIN                               DISTRIBUTIONS    NET
                               ASSET                  (LOSS) ON   DISTRIBUTIONS                  FROM NET     ASSET
                               VALUE        NET      INVESTMENTS    FROM NET    DISTRIBUTIONS    REALIZED     VALUE
                             BEGINNING  INVESTMENT (BOTH REALIZED  INVESTMENT       FROM         CAPITAL     END OF      TOTAL
                             OF PERIOD    INCOME   AND UNREALIZED)   INCOME        CAPITAL        GAINS      PERIOD     RETURN
=================================================================================================================================
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
12/27/961 through 3/31/977    $10.00      $0.01         $(1.08)          --          --              --      $8.93      (10.70)%
SERVICE CLASS
12/27/961 through 3/31/977    $10.00         --         $(1.07)          --          --              --      $8.93      (10.70)%
INVESTOR A CLASS
12/27/961 through 3/31/977    $10.00         --         $(1.08)          --          --              --      $8.92      (10.80)%3
INVESTOR B CLASS
12/27/961 through 3/31/977    $10.00     $(0.01)        $(1.07)          --          --              --      $8.92      (10.80)%4
INVESTOR C CLASS
12/27/961 through 3/31/977    $10.00     $(0.01)        $(1.07)          --          --              --      $8.92      (10.80)%4
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $15.98      $0.09          $1.15       $(0.11)         --          $(2.17)    $14.94        8.64%
9/30/96                        15.16       0.10           1.70        (0.11)         --           (0.87)     15.98       12.64
9/30/95                        13.62       0.06           2.17        (0.08)         --           (0.61)     15.16       17.43
9/30/94                        13.08       0.04           0.77        (0.02)         --           (0.25)     13.62        6.28
9/30/93                        10.14       0.04           3.02        (0.04)         --           (0.08)     13.08       30.36
9/13/921 through 9/30/92       10.00       0.02           0.13        (0.01)         --              --      10.14        1.50
SERVICE CLASS
10/1/96 through 3/31/977      $15.98      $0.07          $1.15       $(0.09)         --          $(2.17)    $14.94        8.49%
9/30/96                        15.15       0.06           1.70        (0.06)         --           (0.87)     15.98       12.30
9/30/95                        13.59       0.02           2.18        (0.03)         --           (0.61)     15.15       17.17
9/30/94                        13.08         --           0.77        (0.01)         --           (0.25)     13.59        5.96
7/29/931 through 9/30/93       12.28         --           0.80           --          --              --      13.08        6.51
INVESTOR A CLASS
10/1/96 through 3/31/977      $15.97      $0.06          $1.16       $(0.08)         --          $(2.17)    $14.94        8.48%3
9/30/96                        15.14       0.03           1.69        (0.02)         --           (0.87)     15.97       12.063
9/30/95                        13.58         --           2.17           --          --           (0.61)     15.14       16.963
9/30/94                        13.07      (0.01)          0.77           --          --           (0.25)     13.58        5.933
9/30/93                        10.14       0.03           3.02        (0.04)         --           (0.08)     13.07       30.363
6/2/921 through 9/30/92        10.06       0.02           0.07        (0.01)         --              --      10.14        0.893
INVESTOR B CLASS
10/1/96 through 3/31/977      $15.80      $0.05          $1.09      $ (0.04)         --          $(2.17)    $14.73        8.04%4
9/30/96                        15.06      (0.04)          1.65           --          --           (0.87)     15.80       11.344
10/3/941 through 9/30/95       13.51      (0.05)          2.21           --          --           (0.61)     15.06       16.954
INVESTOR C CLASS
10/1/961 through 3/31/977     $15.76      $0.02          $1.16      $ (0.04)         --          $(2.17)    $14.73        8.32%4
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $21.94      $0.02         $(4.54)     $ (0.03)         --          $(1.49)    $15.90      (21.99)%
9/30/96                        15.06      (0.01)          6.91        (0.02)         --              --      21.94       45.87
9/30/95                        10.16       0.02           4.90        (0.02)         --              --      15.06       48.50
9/30/94                        10.47       0.03          (0.33)       (0.01)         --              --      10.16       (2.89)
9/14/931 through 9/30/93       10.00         --           0.47           --          --              --      10.47        4.70
SERVICE CLASS
10/1/96 through 3/31/977      $21.80     $(0.01)        $(4.51)          --          --          $(1.49)    $15.79      (22.10)%
9/30/96                        15.02      (0.06)          6.84           --          --              --      21.80       45.14
9/30/95                        10.14      (0.01)          4.89           --          --              --      15.02       48.13
9/30/94                        10.47       0.01          (0.34)          --          --              --      10.14       (3.12)
9/15/931 through 9/30/93        9.96         --           0.51           --          --              --      10.47        5.12
INVESTOR A CLASS
10/1/96 through 3/31/977      $21.69      $0.01         $(4.53)          --          --          $(1.49)    $15.68      (22.22)%3
9/30/96                        14.98      (0.06)          6.77           --          --              --      21.69       44.793
9/30/95                        10.12      (0.02)          4.88           --          --              --      14.98       48.023
9/30/94                        10.47         --          (0.35)          --          --              --      10.12       (3.33)3
9/15/931 through 9/30/93        9.96         --           0.51           --          --              --      10.47        5.123
INVESTOR B CLASS
10/1/96 through 3/31/977      $21.53     $(0.01)        $(4.53)          --          --          $(1.49)    $15.50      (22.49)%4
1/18/961 through 9/30/96       14.87      (0.07)          6.73           --          --              --      21.53       38.274
INVESTOR C CLASS
10/1/96 through 3/31/977      $21.53     $(0.03)        $(4.51)          --          --          $(1.49)    $15.50      (22.49)%4
9/6/961 through 9/30/96        19.66      (0.01)          1.88           --          --              --      21.53        9.514


COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                                                                     RATIO OF NET
                              NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                            ASSETS    RATIO OF      TO AVERAGE      RATIO OF NET      TO AVERAGE
                            END OF   EXPENSES TO    NET ASSETS    INVESTMENT INCOME   NET ASSETS     PORTFOLIO   AVERAGE
                            PERIOD   AVERAGE NET    (EXCLUDING      TO AVERAGE NET    (EXCLUDING     TURNOVER   COMMISSION
                             (000)     ASSETS        WAIVERS)          ASSETS          WAIVERS)        RATE        RATE5
===========================================================================================================================
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
12/27/961 through 3/31/977   $53,332    1.12%2        1.23%2           0.33%2           0.22%2          9%       $0.0572
SERVICE CLASS
12/27/961 through 3/31/977    $9,265    1.45%2        1.56%2          (0.10)%2         (0.21)%2         9%       $0.0572
INVESTOR A CLASS
12/27/961 through 3/31/977      $872    1.57%2        1.68%2          (0.14)%2         (0.26)%2         9%       $0.0572
INVESTOR B CLASS
12/27/961 through 3/31/977      $544    2.20%2        2.31%2          (0.76)%2         (0.87)%2         9%       $0.0572
INVESTOR C CLASS
12/27/961 through 3/31/977       $10    2.24%2        2.35%2          (0.81)%2         (0.93)%2         9%       $0.0572
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977    $234,944    0.86%2        0.88%2           1.30%2           1.28%2         41%       $0.0506
9/30/96                      214,828    0.85          0.86             0.68             0.67           50         0.0580
9/30/95                      168,334    0.75          0.84             0.44             0.35           31             --
9/30/94                      168,360    0.73          0.85             0.28             0.16           18             --
9/30/93                      128,805    0.83          0.87             0.31             0.27           41             --
9/13/921 through 9/30/92      75,045    0.852         0.892            0.512            0.472          17             --
SERVICE CLASS
10/1/96 through 3/31/977     $88,475    1.16%2        1.18%2           1.01%2           0.99%2         41%       $0.0506
9/30/96                       80,981    1.15          1.16             0.38             0.37           50         0.0580
9/30/95                       61,313    1.02          1.12             0.16             0.07           31             --
9/30/94                       45,372    0.98          1.10             0.03            (0.09)          18             --
7/29/931 through 9/30/93      21,689    0.992         1.032            0.122            0.082          41             --
INVESTOR A CLASS
10/1/96 through 3/31/977     $24,094    1.33%2        1.35%2           0.83%2           0.81%2         41%       $0.0506
9/30/96                       24,605    1.32          1.33             0.20             0.19           50         0.0580
9/30/95                       21,563    1.18          1.28             0.00            (0.09)          31             --
9/30/94                       16,884    1.13          1.25            (0.11)           (0.23)          18             --
9/30/93                        9,084    0.94          0.98             0.19             0.15           41             --
6/2/921 through 9/30/92           62    0.852         0.892            0.512            0.472          17             --
INVESTOR B CLASS
10/1/96 through 3/31/977      $3,718    2.07%2        2.08%2           0.16%2           0.15%2         41%       $0.0506
9/30/96                        2,357    2.04          2.05            (0.50)           (0.51)          50         0.0580
10/3/941 through 9/30/95       1,477    1.802         1.892           (0.61)2          (0.70)2         31             --
INVESTOR C CLASS
10/1/961 through 3/31/977       $239    1.98%2        1.99%2           1.03%2           1.01%2         41%       $0.0506
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977    $292,275    0.86%2        0.87%2           0.14%2           0.13%2         47%       $0.0542
9/30/96                      299,563    0.86          0.88            (0.07)           (0.09)          89         0.0569
9/30/95                      145,915    0.75          0.88             0.22             0.09           74             --
9/30/94                       65,612    0.48          1.04             0.45            (0.10)          89             --
9/14/931 through 9/30/93      11,310    0.732         1.422           (0.11)2          (0.80)2          9             --
SERVICE CLASS
10/1/96 through 3/31/977    $131,733    1.16%2        1.17%2          (0.17)%2         (0.18)%2        47%       $0.0542
9/30/96                      158,901    1.16          1.18            (0.38)           (0.40)          89         0.0569
9/30/95                       62,604    1.03          1.16            (0.07)           (0.20)          74             --
9/30/94                       22,648    0.71          1.27             0.21            (0.34)          89             --
9/15/931 through 9/30/93         911    0.992         1.682           (0.34)2          (1.03)2          9             --
INVESTOR A CLASS
10/1/96 through 3/31/977     $34,686    1.33%2        1.32%2          (0.32)%2         (0.33)%2        47%       $0.0542
9/30/96                       27,954    1.33          1.35            (0.55)           (0.57)          89         0.0569
9/30/95                        7,348    1.20          1.33            (0.24)           (0.36)          74             --
9/30/94                        1,620    0.86          1.42             0.07            (0.49)          89             --
9/15/931 through 9/30/93          41    1.132         1.822           (0.48)2          (1.17)2          9             --
INVESTOR B CLASS
10/1/96 through 3/31/977     $15,356    2.05%2        2.06%2          (0.98)%2         (0.99)%2        47%       $0.0542
1/18/961 through 9/30/96       6,520    2.062         2.082           (1.34)2          (1.36)2         89         0.0569
INVESTOR C CLASS
10/1/96 through 3/31/977      $4,761    2.02%2        2.03%2          (0.93)%2         (0.94)%2        47%       $0.0542
9/6/961 through 9/30/96          329    1.742         1.762           (0.93)2          (0.95)2         89         0.0569



See accompanying notes to financial statements.

                                     46-47

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                    NET GAIN                               DISTRIBUTIONS    NET
                               ASSET                  (LOSS) ON   DISTRIBUTIONS                  FROM NET     ASSET
                               VALUE        NET      INVESTMENTS    FROM NET    DISTRIBUTIONS    REALIZED     VALUE
                             BEGINNING  INVESTMENT (BOTH REALIZED  INVESTMENT       FROM         CAPITAL     END OF      TOTAL
                             OF PERIOD    INCOME   AND UNREALIZED)   INCOME        CAPITAL        GAINS      PERIOD     RETURN
=================================================================================================================================
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $13.43     $ 0.03        $ 0.32         $ (0.28)       --          $(0.41)     $13.09       2.65%
9/30/96                        13.27       0.17          0.84           (0.18)       --           (0.67)      13.43       8.01
9/30/95                        13.44       0.17          0.13           (0.11)       --           (0.36)      13.27       2.46
9/30/94                        12.48       0.15          1.17           (0.11)       --           (0.25)      13.44      10.71
9/30/93                         9.87       0.11          2.61           (0.11)       --              --       12.48      27.72
4/27/921 through 9/30/92       10.00       0.11         (0.17)          (0.07)       --              --        9.87      (0.61)
SERVICE CLASS
10/1/96 through 3/31/977      $13.37     $ 0.01        $ 0.31         $ (0.24)       --          $(0.41)     $13.04       2.42%
9/30/96                        13.24       0.19          0.78           (0.17)       --           (0.67)      13.37       7.71
9/30/95                        13.41       0.11          0.16           (0.08)       --           (0.36)      13.24       2.19
9/30/94                        12.47       0.14          1.14           (0.09)       --           (0.25)      13.41      10.36
7/29/931 through 9/30/93       11.76       0.02          0.69           --           --              --       12.47       6.03
INVESTOR A CLASS
10/1/96 through 3/31/977      $13.36     $(0.01)       $ 0.33         $ (0.22)       --          $(0.41)     $13.05       2.43%3
9/30/96                        13.24       0.14          0.81           (0.16)       --           (0.67)      13.36       7.583
9/30/95                        13.40       0.11          0.13           (0.04)       --           (0.36)      13.24       2.003
9/30/94                        12.47       0.12          1.15           (0.09)       --           (0.25)      13.40      10.243
9/30/93                         9.87       0.12          2.59           (0.11)       --              --       12.47      27.723
6/2/921 through 9/30/92        10.68       0.09         (0.83)          (0.07)       --              --        9.87      (6.94)3
INVESTOR B CLASS
10/1/96 through 3/31/977      $13.23     $(0.01)       $ 0.28         $ (0.17)       --          $(0.41)     $12.92       2.10%4
9/30/96                        13.20       0.08          0.77           (0.15)       --           (0.67)      13.23       6.814
10/3/941 through 9/30/95       13.35       0.05          0.16              --        --           (0.36)      13.20       1.774
INVESTOR C CLASS
12/5/961 through 3/31/977     $13.21     $(0.02)       $(0.10)        $ (0.17)       --              --      $12.92      (0.88)%4
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977       $8.76     $(0.02)       $ 1.11         $ (0.02)        --             --       $9.83      12.44%
9/30/96                         8.19       0.08          0.50              --         --          (0.01)       8.76       6.97
9/30/95                        10.56       0.08         (2.15)          (0.10)     (0.01)         (0.19)       8.19     (19.72)
6/17/941 through 9/30/94       10.00       0.03          0.53              --         --             --       10.56       5.60
SERVICE CLASS
10/1/96 through 3/31/977       $8.72     $(0.03)       $ 1.10              --         --             --       $9.79      12.27%
9/30/96                         8.18       0.04          0.51              --         --           (0.01)      8.72       6.61
9/30/95                        10.55       0.06         (2.15)          (0.08)     (0.01)         (0.19)       8.18     (19.91)
6/17/941 through 9/30/94       10.00       0.02          0.53              --         --             --       10.55       5.50
INVESTOR A CLASS
10/1/96 through 3/31/977       $8.71     $(0.04)       $ 1.10              --         --             --       $9.77      12.17%3
9/30/96                         8.18       0.02          0.52              --         --          (0.01)       8.71       6.493
9/30/95                        10.54       0.03         (2.14)          (0.05)     (0.01)         (0.19)       8.18     (20.12)3
6/17/941 through 9/30/94       10.00       0.02          0.52              --         --             --       10.54       5.403
INVESTOR B CLASS
10/1/96 through 3/31/977       $8.69     $(0.04)       $ 1.06              --         --             --       $9.71      11.74%4
7/2/961 through 9/30/96         8.85         --         (0.16)             --         --             --        8.69      (1.81)4
INVESTOR C CLASS
3/21/971 through 3/31/977      $9.70         --         $0.01              --         --             --       $9.71       0.10%4
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $13.57     $ 0.10        $ 1.51         $ (0.10)        --          $(1.21)    $13.87       12.29%
9/30/96                        11.88       0.21          2.08           (0.21)        --           (0.39)     13.57       19.84
9/30/95                         9.92       0.22          2.08           (0.22)        --           (0.12)     11.88       23.76
9/30/94                         9.97       0.22         (0.04)          (0.23)        --              --       9.92        1.79
9/13/931 through 9/30/93       10.00       0.01         (0.04)             --         --              --       9.97       (0.30)
SERVICE CLASS
10/1/96 through 3/31/977      $13.56     $ 0.07        $ 1.52         $ (0.08)        --          $(1.21)    $13.86       12.14%
9/30/96                        11.88       0.17          2.07           (0.17)        --           (0.39)     13.56       19.43
9/30/95                         9.92       0.22          2.05           (0.19)        --           (0.12)     11.88       23.43
9/30/94                         9.97       0.19         (0.04)          (0.20)        --              --       9.92        1.55
9/15/931 through 9/30/93       10.00         --         (0.03)             --         --              --       9.97       (0.30)
INVESTOR A CLASS
10/1/96 through 3/31/977      $13.56     $ 0.06        $ 1.53         $ (0.07)        --          $(1.21)    $13.87       12.15%3
9/30/96                        11.88       0.15          2.07           (0.15)        --           (0.39)     13.56       19.233
9/30/95                         9.92       0.20          2.06           (0.18)        --           (0.12)     11.88       23.293
10/13/931 through 9/30/94       9.96       0.18         (0.03)          (0.19)        --              --       9.92        1.543


COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]





                                                                                       RATIO OF NET
                                NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                              ASSETS    RATIO OF      TO AVERAGE      RATIO OF NET      TO AVERAGE
                              END OF   EXPENSES TO    NET ASSETS    INVESTMENT INCOME   NET ASSETS     PORTFOLIO   AVERAGE
                              PERIOD   AVERAGE NET     (EXCLUDING     TO AVERAGE NET    (EXCLUDING     TURNOVER   COMMISSION
                               (000)     ASSETS        WAIVERS)          ASSETS          WAIVERS)        RATE        RATE5
=============================================================================================================================
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $418,000    1.06%2        1.17%2           0.29%2           0.18%2           29%     $0.0178
9/30/96                        388,588    1.06          1.17             0.90             0.79             70       0.0158
9/30/95                        312,588    0.97          1.14             1.42             1.24            105           --
9/30/94                        284,905    0.95          1.14             1.27             1.08             37           --
9/30/93                        131,052    1.10          1.16             1.17             1.11             31           --
4/27/921 through 9/30/92        60,357    1.202         1.212            2.592            2.582            15           --
SERVICE CLASS
10/1/96 through 3/31/977      $172,773    1.36%2        1.47%2          (0.01)%2         (0.12)%2          29%     $0.0178
9/30/96                        161,321    1.36          1.47             0.71             0.60             70       0.0158
9/30/95                        106,045    1.25          1.42             1.16             0.98            105           --
9/30/94                         75,174    1.20          1.39             1.09             0.90             37           --
7/29/931 through 9/30/93        11,985    1.182         1.242            1.012            0.952            31           --
INVESTOR A CLASS
10/1/96 through 3/31/977       $20,417    1.53%2        1.64%2          (0.16)%2         (0.27)%2          29%     $0.0178
9/30/96                         19,842    1.53          1.64             0.45             0.34             70       0.0158
9/30/95                         17,721    1.40          1.58             0.97             0.80            105           --
9/30/94                         14,433    1.35          1.54             0.96             0.77             37           --
9/30/93                          3,669    1.25          1.31             1.27             1.21             31           --
6/2/921 through 9/30/92             58    1.202         1.212            2.592            2.582            16           --
INVESTOR B CLASS
10/1/96 through 3/31/977        $3,655    2.27%2        2.38%2          (0.90)%2         (1.01)%2          29%     $0.0178
9/30/96                          2,692    2.23          2.34            (0.18)           (0.29)            70       0.0158
10/3/941 through 9/30/95         1,071    2.062         2.232            0.592            0.412           105           --
INVESTOR C CLASS
12/5/961 through 3/31/977           $3    2.23%2        2.34%2          (0.90)%2         (1.01)%2          29%     $0.0178
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977       $100,131   1.78%2        1.86%2          (0.42)%2         (0.50)%2          21%     $0.0013
9/30/96                          68,664   1.78          1.88             0.96             0.87             44       0.0018
9/30/95                          29,319   1.78          2.02             1.90             1.66             75           --
6/17/941 through 9/30/94          2,511   1.752         2.732            1.192            0.212             4           --
SERVICE CLASS
10/1/96 through 3/31/977        $53,756   2.08%2        2.16%2          (0.72)%2         (0.80)%2          21%     $0.0013
9/30/96                          37,987   2.08          2.18             0.70             0.60             44       0.0018
9/30/95                          15,020   2.06          2.30             1.72             1.48             75           --
6/17/941 through 9/30/94          3,505   2.002         2.982            1.102            0.122             4           --
INVESTOR A CLASS
10/1/96 through 3/31/977         $3,759   2.25%2        2.33%2          (0.91)%2         (0.99)%2          21%     $0.0013
9/30/96                           2,996   2.26          2.35             0.45             0.35             44       0.0018
9/30/95                           2,563   2.20          2.44             1.54             1.30             75           --
6/17/941 through 9/30/94          2,857   2.152         3.132            0.742           (0.24)2            4           --
INVESTOR B CLASS
10/1/96 through 3/31/977           $667   2.97%2        3.05%2          (1.50)%2         (1.58)%2          21%     $0.0013
7/2/961 through 9/30/96             216   2.902         3.002            0.172            0.072            44       0.0018
INVESTOR C CLASS
3/21/971 through 3/31/977           $22   1.98%2        2.06%2           0.02%2          (0.06)%2          21%     $0.0013
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977       $325,257   0.75%2        0.86%2           1.36%2           1.25%2           15%     $0.0527
9/30/96                         274,434   0.74          0.87             1.70             1.58             55       0.0487
9/30/95                         238,813   0.67          0.85             2.35             2.17             51           --
9/30/94                          48,123   0.65          0.93             2.11             1.82             88           --
9/13/931 through 9/30/93         69,268   0.652         0.872            2.172            1.952             2           --
SERVICE CLASS
10/1/96 through 3/31/977       $133,241   1.05%2        1.16%2           1.06%2           0.95%2           15%     $0.0527
9/30/96                         113,777   1.04          1.17             1.41             1.28             55       0.0487
9/30/95                          83,705   0.95          1.13             2.10             1.91             51           --
9/30/94                          49,293   0.90          1.18             1.96             1.68             88           --
9/15/931 through 9/30/93            704   0.902         1.122            1.922            1.702             2           --
INVESTOR A CLASS
10/1/96 through 3/31/977         $9,924   1.22%2        1.33%2           0.90%2           0.79%2           15%     $0.0527
9/30/96                           6,228   1.21          1.34             1.24             1.11             55       0.0487
9/30/95                           3,808   1.12          1.30             1.91             1.73             51           --
10/13/931 through 9/30/94           601   1.052         1.342            1.892            1.602            88           --




See accompanying notes to financial statements.

                                     48-49

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 For a Share Outstanding Throughout each Period



                                NET                    NET GAIN                               DISTRIBUTIONS    NET
                               ASSET                  (LOSS) ON   DISTRIBUTIONS                  FROM NET     ASSET
                               VALUE        NET      INVESTMENTS    FROM NET    DISTRIBUTIONS    REALIZED     VALUE
                             BEGINNING  INVESTMENT (BOTH REALIZED  INVESTMENT       FROM         CAPITAL     END OF      TOTAL
                             OF PERIOD    INCOME   AND UNREALIZED)   INCOME        CAPITAL        GAINS      PERIOD     RETURN
================================================================================================================================
INVESTOR B CLASS
10/1/96 through 3/31/977      $13.54      $0.03        $1.49        $ (0.04)       --            $(1.21)     $13.81     11.60%4
3/27/961 through 9/30/96       12.83       0.04         0.73          (0.06)       --                --       13.54      6.584
INVESTOR C CLASS
10/1/96 through 3/31/977      $13.54      $0.01        $1.51        $ (0.04)       --            $(1.21)     $13.81     11.60%4
9/27/961 through 9/30/96       13.52         --         0.02             --        --                --       13.54      0.154
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $13.97      $0.13        $1.35        $ (0.13)       --            $(0.68)     $14.64     11.03%
9/30/96                        13.58       0.30         2.13          (0.34)       --             (1.70)      13.97     19.82
9/30/95                        10.93       0.38         2.73          (0.34)       --             (0.12)      13.58     29.30
9/30/94                        11.02       0.31         0.03          (0.32)       --             (0.11)      10.93      3.07
9/30/93                        10.06       0.27         0.97          (0.28)       --                --       11.02     12.40
4/20/921 through 9/30/92       10.00       0.13         0.03          (0.10)       --                --       10.06      1.62
SERVICE CLASS
10/1/96 through 3/31/977      $13.97      $0.11        $1.34        $ (0.10)       --            $(0.68)     $14.64     10.87%
9/30/96                        13.58       0.29         2.10          (0.30)       --             (1.70)      13.97     19.45
9/30/95                        10.93       0.35         2.73          (0.31)       --             (0.12)      13.58     28.99
9/30/94                        11.02       0.29         0.02          (0.29)       --             (0.11)      10.93      2.78
7/29/931 through 9/30/93       10.76       0.05         0.29          (0.08)       --                --       11.02      3.16
INVESTOR A CLASS
10/1/96 through 3/31/977      $13.96      $0.10        $1.35        $ (0.09)       --            $(0.68)     $14.64     10.86%3
9/30/96                        13.58       0.27         2.09          (0.28)       --             (1.70)      13.96     19.313
9/30/95                        10.93       0.34         2.73          (0.30)       --             (0.12)      13.58     28.773
9/30/94                        11.02       0.25         0.04          (0.27)       --             (0.11)      10.93      2.663
9/30/93                        10.06       0.27         0.96          (0.27)       --                --       11.02     12.333
6/2/921 through 9/30/92        10.07       0.10        (0.01)         (0.10)       --                --       10.06      0.913
INVESTOR B CLASS
10/1/96 through 3/31/977      $13.93      $0.07        $1.32        $ (0.06)       --            $(0.68)     $14.58     10.44%4
2/7/961 through 9/30/96        13.20       0.08         0.77          (0.12)       --                --       13.93      6.504
INVESTOR C CLASS
10/1/96 through 3/31/977      $13.93      $0.08        $1.31        $ (0.06)       --            $(0.68)     $14.58     10.44%4
8/14/961 through 9/30/96       13.47       0.02         0.50          (0.06)       --                --       13.93      3.904
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $15.10      $0.25        $0.97        $ (0.24)       --            $(0.52)     $15.56      8.10%
9/30/96                        13.73       0.46         1.49          (0.45)       --             (0.13)      15.10     14.43
9/30/95                        11.98       0.46         1.90          (0.47)       --             (0.14)      13.73     20.32
9/30/94                        12.42       0.38        (0.39)         (0.37)       --             (0.06)      11.98     (0.11)
9/30/93                        11.53       0.30         1.15          (0.30)       --             (0.26)      12.42     12.86
5/1/921 through 9/30/92        11.01       0.17         0.51          (0.16)       --                --       11.53      6.23
SERVICE CLASS
10/1/96 through 3/31/977      $15.09      $0.21        $0.98        $ (0.21)       --            $(0.52)     $15.55      7.94%
9/30/96                        13.72       0.42         1.49          (0.41)       --             (0.13)      15.09     14.11
9/30/95                        11.98       0.44         1.88          (0.44)       --             (0.14)      13.72     19.94
9/30/94                        12.42       0.34        (0.38)         (0.34)       --             (0.06)      11.98     (0.36)
7/29/931 through 9/30/93       12.05       0.06         0.38          (0.07)       --                --       12.42      3.66
INVESTOR A CLASS
10/1/96 through 3/31/977      $15.10      $0.20        $0.98        $ (0.20)       --            $(0.52)     $15.56      7.89%3
9/30/96                        13.73       0.40         1.49          (0.39)       --             (0.13)      15.10     13.983
9/30/95                        11.98       0.43         1.88          (0.42)       --             (0.14)      13.73     19.863
9/30/94                        12.42       0.32        (0.38)         (0.32)       --             (0.06)      11.98     (0.50)3
9/30/93                        11.53       0.30         1.14          (0.29)       --             (0.26)      12.42     12.803
9/30/92                        10.82       0.34         1.22          (0.39)       --             (0.46)      11.53     15.173
INVESTOR B CLASS
10/1/96 through 3/31/977      $15.04      $0.14        $0.98        $ (0.15)       --            $(0.52)     $15.49      7.49%4
9/30/96                        13.69       0.31         1.47          (0.30)       --             (0.13)      15.04     13.144
10/3/941 through 9/30/95       11.95       0.33         1.93          (0.38)       --             (0.14)      13.69     19.384
INVESTOR C CLASS
12/20/961 through 3/31/977    $15.62      $0.12       $(0.10)       $ (0.15)       --                --      $15.49      0.11%4


COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                                                                                         RATIO OF NET
                                 NET                RATIO OF EXPENSES                  INVESTMENT INCOME
                               ASSETS    RATIO OF      TO AVERAGE       RATIO OF NET      TO AVERAGE
                               END OF   EXPENSES TO    NET ASSETS     INVESTMENT INCOME   NET ASSETS     PORTFOLIO   AVERAGE
                               PERIOD   AVERAGE NET     (EXCLUDING      TO AVERAGE NET    (EXCLUDING     TURNOVER   COMMISSION
                                (000)     ASSETS        WAIVERS)           ASSETS          WAIVERS)        RATE        RATE5
==============================================================================================================================
INVESTOR B CLASS
10/1/96 through 3/31/977        $4,668     1.93%2     2.04%2               0.19%2           0.08%2          15%       $0.0527
3/27/961 through 9/30/96         1,196     1.922      2.042                0.592            0.462           55         0.0487
INVESTOR C CLASS
10/1/96 through 3/31/977            $6     1.81%2     1.92%2               0.02%2          (0.09)%2         15%       $0.0527
9/27/961 through 9/30/96            50     0.02       0.02                 0.02             0.02            55         0.0487
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977      $145,315    $0.182     $0.392               $1.802           $1.592             *             *
9/30/96                        127,076     0.18       0.50(DOUBLE DAGGER)  2.29             1.98          0.186*       0.03196*
9/30/95                        109,433     0.17       0.50                 2.92             2.59          0.18             --
9/30/94                        147,746     0.15       0.52                 2.72             2.35            17             --
9/30/93                        186,163     0.40       0.52                 2.46             2.34             8             --
4/20/921 through 9/30/92       175,888     0.452      0.642                2.852            2.662           23             --
SERVICE CLASS
10/1/96 through 3/31/977      $136,204     $0.482    $0.692               $1.522           $1.312             *              *
9/30/96                        103,080     0.48       0.80                 1.98             1.67          0.186*       0.03196*
9/30/95                         61,536     0.45       0.79                 2.62             2.28            18             --
9/30/94                         27,376     0.40       0.77                 2.49             2.12            17             --
7/29/931 through 9/30/93        12,441     0.412      0.532                3.042            2.922            8             --
INVESTOR A CLASS
10/1/96 through 3/31/977       $17,740     $0.652    $0.862               $1.342           $1.132             *              *
9/30/96                         12,752     0.65       0.97(DOUBLE DAGGER)  1.81             1.49            186*       0.03196*
9/30/95                          6,501     0.61       0.95                 2.44             2.10            18             --
9/30/94                          2,632     0.55       0.92                 2.35             1.98            17             --
9/30/93                          1,263     0.49       0.61                 2.48             2.36             8             --
6/2/921 through 9/30/92             56     0.452      0.642                2.852            2.662           23             --
INVESTOR B CLASS
10/1/96 through 3/31/977       $14,584     $1.372    $1.582               $0.612           $0.402             *              *
2/7/961 through 9/30/96          2,904     1.382      1.602                0.932            0.712           186*       0.03196*
INVESTOR C CLASS
10/1/96 through 3/31/977        $8,411     $1.372    $1.582               $0.632           $0.422             *              *
8/14/961 through 9/30/96           432     1.252      1.432                0.712            0.532           186*        0.03196*
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/96 through 3/31/977       $30,536     0.80%2     0.89%2               2.97%2           2.88%2          89%       $0.0565
9/30/96                         37,567     0.79       0.90                 3.16             3.06            275        0.0599
9/30/95                         24,525     0.67       0.88                 3.78             3.56            154            --
9/30/94                         17,610     0.65       0.91                 3.16             2.89             54            --
9/30/93                         12,928     0.80       0.98                 2.89             2.71             32            --
5/1/921 through 9/30/92          2,501     0.952      1.512                3.282            2.722            36            --
SERVICE CLASS
10/1/96 through 3/31/977      $149,365     1.10%2     1.19%2               2.66%2           2.57%2           89%      $0.0565
9/30/96                        134,121     1.09       1.20                 2.87             2.76            275        0.0599
9/30/95                         85,668     0.94       1.16                 3.49             3.28            154            --
9/30/94                         66,024     0.90       1.16                 2.96             2.70             54            --
7/29/931 through 9/30/93        15,842     0.932      1.112                2.752            2.572            32            --
INVESTOR A CLASS
10/1/96 through 3/31/977       $75,752     1.20%2     1.29%2               2.56%2           2.47%2           89%      $0.0565
9/30/96                         71,899     1.19       1.30                 2.75             2.65            275        0.0599
9/30/95                         67,892     1.07       1.28                 3.38             3.16            154            --
9/30/94                         62,307     1.05       1.31                 2.77             2.51             54            --
9/30/93                         39,529     0.91       1.09                 2.79             2.61             32            --
9/30/92                          8,481     0.95       1.51                 3.28             2.72             36            --
INVESTOR B CLASS
10/1/96 through 3/31/977       $12,333     2.01%2     2.10%2               1.76%2           1.67%2           89%      $0.0565
9/30/96                          7,333     1.98       2.09                 1.99             1.88            275        0.0599
10/3/941 through 9/30/95         3,124     1.722      1.942                2.712            2.492           154            --
INVESTOR C CLASS
12/20/961 through 3/31/977         $26     1.86%2     1.95%2               2.05%2           1.96%2           89%      $0.0565


1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 Computed by dividing the total amount of  commission  paid by the total number of shares purchased and sold during the period.
6 For the period 10/1/95 through 5/31/96.
7 Unaudited.
* See accompanying footnotes to The DFA Investment Trust Company.
(DOUBLE DAGGER) Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.08%.


See accompanying notes to financial statements.

                                     50-51

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Compass Capital FundsSM ("the Fund") (formerly The PNC(R) Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 30 publicly-offered portfolios, eleven of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.



---------------------------------------------------------------------------------------------------------------------------------
       Portfolio                                                       Share Classes
---------------------------------------------------------------------------------------------------------------------------------
                                Institutional          Service           Investor A         Investor B         Investor C
---------------------------------------------------------------------------------------------------------------------------------
                             Contractual  Actual Contractual  Actual Contractual Actual  Contractual  Actual Contractual  Actual
                                 Fees    Fees (4)  Fees (1)  Fees (4)  Fees (2)  Fees (4)  Fees (3)  Fees (4)  Fees (3)  Fees (4)
---------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value Equity          None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
  (formerly Value Equity)
---------------------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Equity         None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
  (formerly Growth Equity)
---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity            None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Equity           None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Equity          None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Equity         None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 International Equity            None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 International Emerging
   Markets                       None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 Select Equity                   None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 Index Equity                    None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
 Balanced                        None      None     0.30%      0.30%     0.50%    0.40%     1.15%     1.15%     1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- The actual fees are as of March 31, 1997.


     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of nvestment securities, assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     ORGANIZATION COSTS -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

     FUTURES TRANSACTIONS -- Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     FORWARD FOREIGN CURRENCY CONTRACTS -- International Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At March 31, 1997, the Portfolio had not entered into any forward currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans
(including  rights  to draw on  letters  of  credit)  at March 31,  1997,  is as follows:
                                             Market Value           Value of
                                             of Securities         Collateral
                                               on Loan              Received
                                           --------------        --------------
Large Cap Value Equity Portfolio ........   $121,413,630          $127,955,387
Large Cap Growth Equity Portfolio .......     82,982,968            91,699,470
Small Cap Value Equity Portfolio ........     14,585,975            14,947,179
Small Cap Growth Equity Portfolio .......     62,194,772            70,421,497
International Emerging Markets
   Portfolio ............................      4,657,553             4,862,400
Select Equity Portfolio .................     56,795,558            59,486,460
Balanced Portfolio ......................     13,331,099            14,057,860

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)  TRANSACTIONS  WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for each of the Fund's Portfolios, except for the Index Equity Portfolio. PNC Equity Advisors Company ("PEAC"), a wholly-owned subsidiary of PAMG, serves as the sub-adviser for the Large Cap Growth Equity, Mid-Cap Growth Equity and Small Cap Growth Equity Portfolios. Provident Capital Management, Inc. ("PCM") serves as the sub-adviser for the Large Cap Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios. CastleInternational Asset Management Limited
("CastleInternational"), a wholly-owned subsidiary of PAMG, serves as the sub-adviser for the International Equity and International Emerging Markets Portfolios. PCM and BlackRock Financial Management, Inc. ("BlackRock"), a wholly-owned subsidiary of PAMG, serve as sub-advisers for the Balanced
Portfolio. PNC Bank, PAMG, PEAC, CastleInternational, PCM and BlackRock are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For their advisory services, PAMG is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     LARGE CAP VALUE EQUITY, LARGE CAP GROWTH EQUITY, SMALL CAP VALUE EQUITY, SMALL CAP GROWTH EQUITY, SELECT EQUITY, AND BALANCED PORTFOLIOS -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     MID-CAP VALUE EQUITY AND MID-CAP GROWTH EQUITY-- .80% of the first $1 billion, .70% of the next $1 billion, .675 of the next $1 billion and .625% of next assets in excess of $3 billion.

     INTERNATIONAL EQUITY PORTFOLIO -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

     INTERNATIONAL EMERGING MARKETS PORTFOLIO-- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     PNC Institutional Management Corporation ("PIMC") and PEAC served as investment adviser and sub-adviser, respectively, to the Index Equity Portfolio until its June 2, 1996 conversion to a feeder portfolio of the U.S. Large Company Series of The DFA Investment Trust Company. Under the previous advisory arrangements, PIMC was entitled to receive fees, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets. PIMC is a wholly-owned subsidiary of PAMG.

     PAMG may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended March 31, 1997, advisory fees and waivers for each Portfolio were as follows:

                                           Gross                       Net
                                        Advisory Fee    Waiver     Advisory Fee
                                        ------------   ---------   ------------
  Large Cap Value Equity Portfolio ....  $3,391,682     $314,237    $3,077,445
  Large Cap Growth Equity Portfolio ...   1,928,805      175,346     1,753,459
  Mid-Cap Value Equity Portfolio ......     109,315        4,043       105,272
  Mid-Cap Growth Equity Portfolio .....     107,853        4,087       103,766
  Small Cap Value Equity Portfolio ....     944,709           --       944,709
  Small Cap Growth Equity Portfolio ...   1,435,970       21,338     1,414,632
  International Equity Portfolio ......   2,220,948      233,122     1,987,826
  International Emerging Markets
     Portfolio ........................     807,752       53,470       754,282
  Select Equity Portfolio .............   1,245,376      113,216     1,132,160
  Balanced Portfolio ..................     754,881       68,626       686,255

     PAMG pays PEAC, PCM, CastleInternational and BlackRock fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million, .19% of the next $1 billion and .18% of average daily net assets in excess of $2 billion.

     PFPC, CCG and CDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the period ended March 31, 1997, administration fees and waivers for each Portfolio were as follows:

                                            Gross                       Net
                                       Administration             Administration
                                             Fee        Waiver          Fee
                                       --------------  ---------  --------------
  Large Cap Value Equity Portfolio ....  $1,343,689     $143,372    $1,200,317
  Large Cap Growth Equity Portfolio ...     786,317      190,253       596,064
  Mid-Cap Value Equity Portfolio ......      31,563       13,719        17,844
  Mid-Cap Growth Equity Portfolio .....      31,144       11,045        20,099
  Small Cap Value Equity Portfolio ....     395,060       29,690       365,370
  Small Cap Growth Equity Portfolio ...     600,497           --       600,497
  International Equity Portfolio ......     671,729       80,980       590,749
  International Emerging Markets
     Portfolio ........................     148,626          313       148,313
  Select Equity Portfolio .............     520,684      140,359       380,325
  Index Equity Portfolio ..............     333,041      305,596        27,445
  Balanced Portfolio ..................     315,677       52,688       262,989

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

(C)   PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1997, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                Purchases             Sales
                                               ------------        ------------
  Large Cap Value Equity Portfolio ..........  $270,593,571        $365,642,182
  Large Cap Growth Equity Portfolio .........   229,944,489         278,889,721
  Mid-Cap Value Equity Portfolio ............    68,923,413           3,205,566
  Mid-Cap Growth Equity Portfolio ...........    63,563,515           3,634,597
  Small Cap Value Equity Portfolio ..........   115,737,560         107,035,125
  Small Cap Growth Equity Portfolio .........   547,680,261         203,019,320
  International Equity Portfolio ............   201,400,256         163,608,702
  International Emerging Markets
    Portfolio ...............................    52,431,543          22,900,844
  Select Equity Portfolio ...................   104,295,618          67,322,969
  Balanced Portfolio ........................   102,007,230          91,672,103

     For the period ended March 31, 1997, purchases and sales of government securities were as follows:

                                                Purchases             Sales
                                               ------------        ------------
  Large Cap Growth Equity Portfolio .........  $  1,541,085        $    585,447
  Mid-Cap Growth Equity Portfolio ...........     1,111,360                  --
  Small Cap Growth Equity Portfolio .........   468,203,311             200,789
  Select Equity Portfolio ...................     1,309,227          67,322,969
  Balanced Portfolio ........................    97,773,490         107,130,486

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

(D)   CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                              Large Cap Value Equity Portfolio
                                            ---------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       -------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares              Value
                                            ------------     --------------       ------------      -------------
Shares sold:
     Institutional Class ..................   1,782,817      $  26,310,349         19,259,923       $ 287,107,525
     Service Class ........................   2,559,435         37,482,901         29,347,389         425,296,069
     Investor A Class .....................     667,342          9,792,504            653,789           9,550,039
     Investor B Class .....................     433,323          6,386,223            206,871           3,063,719
     Investor C Class .....................      33,808            493,560             13,343             200,850
Shares issued in merger:
     Institutional Class ..................          --                 --                 --                  --
     Service Class ........................          --                 --         25,439,684         344,453,317
     Investor A Class .....................          --                 --                 --                  --
     Investor B Class .....................          --                 --                 --                  --
     Investor C Class .....................          --                 --                 --                  --
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................   8,461,321        117,061,199          3,343,988          46,434,785
     Service Class ........................   4,729,413         65,371,174          1,181,096          16,510,986
     Investor A Class .....................     337,395          4,674,920            115,817           1,605,978
     Investor B Class .....................      51,334            709,141                886              13,424
     Investor C Class .....................          54                803                 53                 811
Shares redeemed:
     Institutional Class .................. (11,232,428)      (163,417,128)       (11,497,933)       (169,845,985)
     Service Class ........................  (2,551,869)       (37,580,715)       (38,443,494)       (561,055,997)
     Investor A Class .....................    (198,681)        (2,916,369)          (277,767)         (4,045,015)
     Investor B Class .....................     (27,921)          (418,787)            (1,966)            (28,635)
     Investor C Class .....................      (1,861)           (30,023)                --                  --
                                            -----------      -------------        -----------       -------------
Net increase ..............................   5,043,482      $  63,919,752         29,341,679       $ 399,261,871
                                            ===========      =============        ===========       =============

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                                              Large Cap Growth Equity Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class ..................   1,506,346       $ 22,857,024         19,572,888        $ 273,185,487
     Service Class ........................   1,757,771         26,835,837          5,064,533           69,149,584
     Investor A Class .....................     249,816          3,826,378            498,827            6,895,508
     Investor B Class .....................     142,123          2,155,252            161,652            2,277,756
     Investor C Class .....................       1,028             15,610                 --                   --
Shares issued in merger:
     Institutional Class ..................          --                 --                 --                   --
     Service Class ........................          --                 --         12,988,182          162,741,919
     Investor A Class .....................          --                 --                 --                   --
     Investor B Class .....................          --                 --                 --                   --
     Investor C Class .....................          --                 --                 --                   --
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................   1,659,660         24,596,858            607,854            7,878,559
     Service Class ........................     530,578          7,853,001            166,800            2,161,020
     Investor A Class .....................      58,304            862,280             23,314              299,818
     Investor B Class .....................       9,660            141,908                 --                   --
     Investor C Class .....................          --                 --                 --                   --
Shares redeemed:
     Institutional Class ..................  (6,671,732)      (100,850,224)        (4,258,888)         (58,885,007)
     Service Class ........................    (965,948)       (14,743,931)       (11,340,891)        (161,564,728)
     Investor A Class .....................     (98,727)        (1,510,159)          (183,519)          (2,501,309)
     Investor B Class .....................     (11,510)          (176,079)            (2,621)             (36,765)
     Investor C Class .....................          --                 --                 --                   --
                                             ----------       ------------        -----------        -------------
Net increase (decrease) ...................  (1,832,631)      $(28,136,245)        23,298,131        $ 301,601,842
                                             ==========       ============        ===========        =============

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                             Mid-Cap Value Equity Portfolio        Mid-Cap Growth Equity Portfolio
                                             ------------------------------        -------------------------------
                                                For the Period 12/27/96              For the Period 12/27/96
                                                    through 3/31/97                      through 3/31/97
                                             ------------------------------        -------------------------------
                                                      (Unaudited)                          (Unaudited)
                                               Shares              Value            Shares                Value
                                             -----------        -----------        ---------          ------------
Shares sold:
     Institutional Class ..................   5,852,440         $59,273,673        5,991,596           $59,548,630
     Service Class ........................   1,011,822          10,427,807        1,162,461            11,645,937
     Investor A Class .....................      71,230             740,181           98,427               974,312
     Investor B Class .....................      44,727             466,663           60,982               598,105
     Investor C Class .....................       1,012              10,622            1,149                11,622
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................           2                  19               --                    --
     Service Class ........................          --                  --               --                    --
     Investor A Class .....................         185               1,909               --                    --
     Investor B Class .....................          99               1,019               --                    --
     Investor C Class .....................           2                  25               --                    --
Shares redeemed:
     Institutional Class ..................    (168,127)         (1,742,461)         (22,291)             (224,263)
     Service Class ........................     (30,455)           (317,780)        (124,568)           (1,257,617)
     Investor A Class .....................      (1,032)            (10,695)            (624)               (6,330)
     Investor B Class .....................         (10)               (100)              --                    --
     Investor C Class .....................          --                  --               --                    --
                                              ---------         -----------        ---------           -----------
Net increase ..............................   6,781,895         $68,850,882        7,167,132           $71,290,396
                                              =========         ===========        =========           ===========



                                                              Small Cap Value Equity Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class .................    2,326,023       $ 35,396,426          5,727,409          $ 88,470,134
     Service Class .......................    1,021,654         15,545,915          1,901,562            29,000,834
     Investor A Class ....................      220,537          3,381,002            338,792             5,155,013
     Investor B Class ....................       91,291          1,369,060             59,852               911,033
     Investor C Class ....................       18,997            286,870                 --                    --
Shares issued in reinvestment of
   dividends:
     Institutional Class .................    1,816,040         25,769,892            645,109             9,328,566
     Service Class .......................      630,842          8,943,152            226,962             3,270,019
     Investor A Class ....................      247,516          3,513,740             80,917             1,164,116
     Investor B Class ....................       24,354            340,893              6,393                91,094
     Investor C Class ....................           36                513                 --                    --
Shares redeemed:
     Institutional Class .................   (1,859,288)       (28,385,576)        (4,304,534)          (62,163,080)
     Service Class .......................     (797,880)       (12,129,976)        (1,109,462)          (17,067,663)
     Investor A Class ....................     (395,700)        (6,017,089)          (303,906)           (4,648,531)
     Investor B Class ....................      (12,466)          (189,398)           (15,176)             (232,287)
     Investor C Class ....................       (2,823)           (42,091)                --                    --
                                             ----------       ------------         ----------          ------------
Net increase .............................    3,329,133       $ 47,783,333          3,253,918          $ 53,279,248
                                             ==========       ============         ==========          ============


[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                                              Small Cap Growth Equity Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class .................    13,357,105      $ 259,154,468        16,663,138         $ 306,180,268
     Service Class .......................     1,875,841         36,551,289         5,259,549            95,359,750
     Investor A Class ....................     2,264,459         42,254,725           971,103            18,192,162
     Investor B Class ....................       724,724         13,594,310           304,774             5,998,905
     Investor C Class ....................       311,300          5,842,888            15,304               316,405
Shares issued in merger:
     Institutional Class .................            --                 --                --                    --
     Service Class .......................            --                 --         1,673,203            24,895,586
     Investor A Class ....................            --                 --                --                    --
     Investor B Class ....................            --                 --                --                    --
     Investor C Class ....................            --                 --                --                    --
Shares issued in reinvestment of
   dividends:
     Institutional Class .................       821,752         16,346,714             9,532               148,705
     Service Class .......................       430,248          8,510,309                --                    --
     Investor A Class ....................       110,912          2,180,539                --                    --
     Investor B Class ....................        29,715            578,839                --                    --
     Investor C Class ....................         2,009             39,134                --                    --
Shares redeemed:
     Institutional Class .................    (9,445,799)      (182,423,991)      (12,706,267)         (236,144,606)
     Service Class .......................    (1,249,954)       (24,315,083)       (3,811,615)          (73,436,186)
     Investor A Class ....................    (1,451,850)       (26,541,698)         (172,984)           (3,281,785)
     Investor B Class ....................       (66,378)        (1,212,213)           (1,922)              (37,876)
     Investor C Class ....................       (21,419)          (437,054)               --                    --
                                              ----------      -------------       -----------         -------------
Net increase .............................     7,692,665      $ 150,123,176         8,203,815         $ 138,191,328
                                              ==========      =============       ===========         =============

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                                              International Equity Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class ..................   10,140,821      $ 133,048,259        20,240,830         $ 268,092,956
     Service Class ........................    2,262,527         29,641,869         8,177,309           108,086,063
     Investor A Class .....................    1,519,439         19,681,649           478,669             6,295,830
     Investor B Class .....................       82,624          1,072,277           126,819             1,666,256
     Investor C Class .....................          206              2,717                --                    --
Shares issued in merger:
     Institutional Class ..................           --                 --                --                    --
     Service Class ........................           --                 --         3,806,698            48,839,940
     Investor A Class .....................           --                 --                --                    --
     Investor B Class .....................           --                 --                --                    --
     Investor C Class .....................           --                 --                --                    --
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................    1,267,456         16,587,621         1,337,783            16,922,952
     Service Class ........................      429,352          5,605,176           402,264             5,080,592
     Investor A Class .....................       72,890            951,117            85,228             1,076,431
     Investor B Class .....................       10,030            129,581             5,789                72,831
     Investor C Class .....................            3                 32                --                    --
Shares redeemed:
     Institutional Class ..................   (8,424,133)      (110,953,528)      (16,204,435)         (214,155,160)
     Service Class ........................   (1,508,813)       (20,026,567)       (8,332,086)         (111,145,703)
     Investor A Class .....................   (1,512,607)       (19,699,029)         (417,192)           (5,496,470)
     Investor B Class .....................      (13,283)          (172,507)          (10,326)             (134,551)
     Investor C Class .....................           --                 --                --                    --
                                              ----------      -------------       -----------          -------------
Net increase ..............................    4,326,512      $  55,868,667         9,697,350          $ 125,201,967
                                              ==========      =============       ===========          =============




                                                           International Emerging Markets Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class ..................    3,476,889      $ 31,373,422          5,661,897          $ 47,868,196
     Service Class ........................    1,517,065        13,849,541          3,327,086            28,370,538
     Investor A Class .....................       81,867           760,640            131,558             1,124,251
     Investor B Class .....................       45,253           410,162             25,343               222,080
     Investor C Class .....................        2,266            21,982                 --                    --
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................       12,113           102,838              4,708                36,395
     Service Class ........................           --                --              1,536                11,843
     Investor A Class .....................           --                --                381                 2,939
     Investor B Class .....................           --                --                 --                    --
     Investor C Class .....................           --                --                 --                    --
Shares redeemed:
     Institutional Class ..................   (1,136,562)      (10,600,290)        (1,411,383)          (11,922,973)
     Service Class ........................     (379,507)       (3,304,970)          (809,955)           (6,723,237)
     Investor A Class .....................      (40,828)         (362,737)          (101,320)             (845,446)
     Investor B Class .....................       (1,356)          (12,254)              (465)               (4,023)
     Investor C Class .....................           --                --                 --                    --
                                              ----------       ------------        ----------          ------------
Net increase ..............................    3,577,200       $ 32,238,334         6,829,386          $ 58,140,563
                                              ==========       ============        ==========          ============


[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                                                  Select Equity Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class                      4,316,646       $ 60,126,966          7,014,322         $ 90,778,286
     Service Class                            1,452,760         20,498,837          4,393,824           55,600,018
     Investor A Class                           301,663          4,261,330            188,355            2,393,475
     Investor B Class                           245,224          3,469,970             89,238            1,170,225
     Investor C Class                               590              8,325              3,698               50,000
Shares issued in reinvestment of
   dividends:
     Institutional Class                      1,781,245         23,753,708            964,985           11,899,120
     Service Class                              596,138          7,941,298            261,309            3,214,497
     Investor A Class                            48,138            642,841             15,974              196,492
     Investor B Class                            11,045            147,009                223                2,987
     Investor C Class                                14                180                 --                   --
Shares redeemed:
     Institutional Class                     (2,867,561)       (40,683,437)        (7,848,144)         (99,717,894)
     Service Class                             (825,208)       (11,698,407)        (3,310,365)         (41,842,855)
     Investor A Class                           (93,579)        (1,300,173)           (65,514)            (837,399)
     Investor B Class                            (6,633)           (94,867)            (1,084)             (14,229)
     Investor C Class                            (3,857)           (53,367)                --                   --
                                             ----------       ------------         ----------         ------------
Net increase                                  4,956,625       $ 67,020,213          1,706,821         $ 22,892,723
                                             ==========       ============         ==========         ============




                                                                  Index Equity Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class ..................   1,869,724       $ 27,910,897          4,484,065         $ 59,683,113
     Service Class ........................   2,213,097         32,845,540          3,817,000           50,684,497
     Investor A Class .....................     352,090          5,164,747            502,304            6,723,301
     Investor B Class .....................     793,512         11,804,287            210,696            2,839,706
     Investor C Class .....................     584,782          8,605,671             30,961              425,185
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................     535,190          7,245,182          1,243,410           15,521,894
     Service Class ........................     417,113          5,645,242            738,516            9,213,090
     Investor A Class .....................      52,845            719,543             90,152            1,131,385
     Investor B Class .....................      11,292            154,524                845               11,680
     Investor C Class .....................       2,000             27,921                 57                  789
Shares redeemed:
     Institutional Class ..................  (1,578,873)       (23,238,834)        (4,685,091)         (62,461,246)
     Service Class ........................    (708,793)       (10,395,766)        (1,705,590)         (22,882,230)
     Investor A Class .....................    (106,749)        (1,550,740)          (157,934)          (2,138,524)
     Investor B Class .....................     (12,922)          (191,471)            (3,004)             (40,532)
     Investor C Class .....................     (40,846)          (600,818)                --                   --
                                             ----------       ------------         ----------         ------------
Net increase ..............................   4,383,462       $ 64,145,925          4,566,387         $ 58,712,108
                                             ==========       ============         ==========         ============


COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                                                                    Balanced Portfolio
                                            ----------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                       3/31/97                                9/30/96
                                            -------------------------------       --------------------------------
                                                    (Unaudited)
                                               Shares            Value              Shares                Value
                                            ------------     --------------       ------------        -------------
Shares sold:
     Institutional Class ..................      277,557      $  4,373,453           1,495,474        $ 22,044,696
     Service Class ........................    1,779,789        27,683,903           5,780,619          83,542,569
     Investor A Class .....................      352,044         5,600,798             723,332          10,528,196
     Investor B Class .....................      324,498         5,118,317             278,873           4,050,321
     Investor C Class .....................        1,690            27,458                  --                  --
Shares issued in merger:
     Institutional Class ..................           --                --                  --                  --
     Service Class ........................           --                --           2,440,889          34,294,489
     Investor A Class .....................           --                --                  --                  --
     Investor B Class .....................           --                --                  --                  --
     Investor C Class .....................           --                --                  --                  --
Shares issued in reinvestment of
   dividends:
     Institutional Class ..................       89,671         1,391,336              70,021           1,020,402
     Service Class ........................      371,082         5,750,242             269,899           3,931,350
     Investor A Class .....................      219,993         3,426,087             171,778           2,492,258
     Investor B Class .....................       23,678           367,016               8,524             123,532
     Investor C Class .....................            7               108                  --                  --
Shares redeemed:
     Institutional Class ..................     (892,876)      (14,127,317)           (864,140)        (12,698,183)
     Service Class ........................   (1,433,688)      (22,649,955)         (5,846,594)        (84,992,584)
     Investor A Class .....................     (466,584)       (7,388,347)         (1,078,557)        (15,629,171)
     Investor B Class .....................      (39,592)         (625,442)            (27,995)           (406,030)
     Investor C Class .....................           --                --                  --                  --
                                              ----------      ------------          ----------        ------------
Net increase ..............................      607,269      $  8,947,657           3,422,123        $ 48,301,845
                                              ==========      ============          ==========        ============

(E) AT MARCH 31, 1997, NET ASSETS CONSISTED OF:


                                     Large Cap        Large Cap        Mid-Cap         Mid-Cap        Small Cap       Small Cap
                                   Value Equity     Growth Equity   Value Equity    Growth Equity   Value Equity    Growth Equity
                                     Portfolio        Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                   --------------   -------------   ------------    -------------   ------------    -------------
Capital paid in .................. $  968,404,886    $483,519,467    $68,850,882     $71,290,396    $292,825,278     $441,247,124
Undistributed net
   investment income .............             --              --         19,038          37,413              --               --
Overdistributed net
   investment income .............       (345,358)       (122,791)            --              --        (373,969)        (499,143)
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ............     79,058,655      40,582,345        (36,769)       (990,770)     21,888,999        9,615,503
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts .....................    162,853,258     126,111,645       (688,023)     (6,314,386)     37,129,826       28,447,163
                                   --------------    ------------    -----------     -----------    ------------     ------------
                                   $1,209,971,441    $650,090,666    $68,145,128     $64,022,653    $351,470,134     $478,810,647
                                   ==============    ============    ===========     ===========    ============     ============

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                        International     International         Select            Index
                                           Equity        Emerging Markets       Equity            Equity            Balanced
                                          Portfolio          Portfolio         Portfolio         Portfolio          Portfolio
                                        -------------    ----------------     ------------       -----------       ------------
Capital paid in ......................   $579,031,785       $140,596,062      $378,398,569       $236,322,669      $215,197,391
Undistributed net
   investment income .................      2,058,154             87,272                --            144,626            14,921
Overdistributed net
   investment income .................             --                 --          (103,085)                --                --
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ................    (11,089,499)          (250,717)       18,836,674           (414,203)        8,956,663
Net unrealized appreciation on
   investment transactions,
   futures contracts and foreign
   exchange contracts ................     44,847,292         17,902,637        75,964,184         86,201,401        43,842,780
                                         ------------       ------------      ------------       ------------      ------------
                                         $614,847,732       $158,335,254      $473,096,342       $322,254,493      $268,011,755
                                         ============       ============      ============       ============      ============

(F)   CAPITAL LOSS CARRYOVER

     At September 30, 1996, a capital loss carryover of $679,601, which expires in the year 2004 was available to offset possible future realized capital gains in the International Emerging Portfolio. At September 30, 1996, deferred post-October losses for the International Emerging Markets Portfolio were $2,273,600.

(G)   MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund except the assets and liabilities of the Compass International Fixed Income Fund which were transferred on February 13, 1996. The details of this business combination as it relates to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the business combination. The Fund Portfolios are the accounting survivors and, as such, the new combined funds maintain all the operating history of the Fund Portfolios.

               The Compass Capital Group of Funds
                   and BFM Institutional Trust                                           Compass Capital Funds
---------------------------------------------------------------   -----------------------------------------------------------------
                                                                                                             Combined
                                                    Unrealized                                 Shares       Net Assets
                                      Net Asset    Appreciation              New              Issued in        After         NAV
                         Shares at    Value at    (Depreciation)          Portfolio           Business       Business        per
Fund Name                1/13/96      1/13/96       at 1/13/96              Name             Combination    Combination     Share
--------------------    ----------  ------------  -------------   -----------------------    -----------  --------------    -----
Equity Income ......... 28,396,812  $344,453,317   $17,227,647    Value Equity ............. 25,439,684   $1,066,660,942     $13.54
Growth ................ 13,274,219   162,741,919    21,104,698    Growth Equity ............ 12,988,182      495,952,512     $12.53
Small Company .........  2,364,413    24,895,586       610,916    Small Cap Growth Equity ..  1,673,203      278,684,029     $14.88
International Equity ..  3,625,831    48,839,940     5,558,142    International Equity .....  3,806,698      507,920,573     $12.83
Balanced ..............    320,140    34,294,486     1,566,037    Balanced .................  2,440,889      228,489,486     $14.05


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES



                        FOUR MONTHS ENDED MARCH 31, 1997
                                   (UNAUDITED)

TABLE OF CONTENTS                               THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                               Page
Statements of Net Assets ...................................    68
Statements of Operations ...................................    72
Statements of Changes in Net Assets ........................    73
Financial Highlights .......................................    74
Notes to Financial Statements ..............................    75




THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  COMMON STOCKS -- (99.7%)
  3COM Corp. ........................   16,500      $  539,344*
  AMP, Inc. .........................   20,604         708,263
  AMR Corp. .........................    8,600         709,500*
  AON Corp. .........................   10,150         621,688
  AT & T Corp. ......................  151,539       5,265,980
  Abbott Laboratories ...............   72,700       4,080,288
  Advanced Micro Devices, Inc. ......   12,700         527,050*
  Aetna, Inc. .......................   14,237       1,222,602
  Ahmanson (H.F.) & Co. .............    9,900         361,350
  Air Products & Chemicals, Inc. ....   10,500         712,688
  Airtouch Communications, Inc. .....   46,900       1,078,700*
  Alberto-Culver Co. Class B ........    5,300         138,463
  Albertson's Inc. ..................   23,400         795,600
  Alcan Aluminum, Ltd. ..............   21,200         718,150
  Allegheny Teledyne, Inc. ..........   16,300         458,438
  Allergan, Inc. ....................    6,100         177,663
  AlliedSignal, Inc. ................   26,500       1,888,125#
  Allstate Corp. ....................   41,627       2,471,603
  Alltel Corp. ......................   17,600         572,000
  Aluminium Co. of America ..........   16,200       1,101,600
  Alza Corp. ........................    7,800         214,500*
  Amdahl Corp. ......................   11,300         105,938*
  Amerada Hess Corp. ................    8,800         466,400
  American Brands, Inc. .............   15,900         804,938
  American Electric Power Co., Inc. .   17,500         721,875
  American Express Co. ..............   44,200       2,646,475
  American General Corp. ............   18,900         770,175#
  American Greetings Corp. Class A ..    6,900         219,938#
  American Home Products Corp. ......   59,600       3,576,000
  American International Group, Inc.    43,862       5,148,302
  American Stores Co. ...............   13,800         614,100
  Ameritech Corp. ...................   51,500       3,167,250
  Amgen, Inc. .......................   24,800       1,387,250*
  Amoco Corp. .......................   46,600       4,036,725
  Andrew Corp. ......................    8,493         305,217
  Anheuser-Busch Companies, Inc. ....   46,800       1,971,450
  Apple Computer, Inc. ..............   11,600         212,425*
  Applied Materials, Inc. ...........   16,800         778,050*
  Archer-Daniels Midland Co. ........   50,678         905,869
  Armco, Inc. .......................   10,000          40,000*
  Armstrong World Industries, Inc. ..    4,000         259,000
  Asarco, Inc. ......................    4,050         113,906
  Ashland, Inc. .....................    6,000         241,500
  Atlantic Richfield Co. ............   15,100       2,038,500
  Autodesk, Inc. ....................    4,400         136,675
  Automatic Data Processing, Inc. ...   27,400       1,147,375
  Autozone, Inc. ....................   14,200         319,500*
  Avery Dennison Corp. ..............    9,800         377,300
  Avon Products, Inc. ...............   12,300         645,750
  Baker Hughes, Inc. ................   13,700         525,738
  Ball Corp. ........................    3,000          79,500
  Baltimore Gas & Electric Co. ......   13,950         373,163
  Banc One Corp. ....................   40,111       1,594,412#
  Bank of Boston Corp. ..............   14,400         964,800
  Bank of New York Co., Inc. ........   36,700       1,348,725#
  BankAmerica Corp. .................   33,468       3,371,901
  Bankers Trust New York Corp. ......    7,800         639,600
  Bard (C.R.), Inc. .................    5,400         153,900
  Barnett Banks, Inc. ...............   18,400         855,600
  Barrick Gold Corp. ................   33,300         790,875#
  Battle Mountain Gold Co. ..........   21,000         139,125
  Bausch & Lomb, Inc. ...............    5,200         205,400
  Baxter International, Inc. ........   25,600       1,104,000
  Bay Networks, Inc. ................   18,600         332,475*
  Becton Dickinson & Co. ............   11,600         522,000


----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  Bell Atlantic Corp. ...............   41,000     $ 2,495,875#
  Bellsouth Corp. ...................   92,700       3,916,575
  Bemis Co., Inc. ...................    4,900         196,000
  Beneficial Corp. ..................    5,100         329,588
  Bethlehem Steel Corp. .............   10,500          86,625*
  Beverly Enterprises ...............    9,400         133,950*
  Biomet, Inc. ......................   10,800         182,925
  Black & Decker Corp. ..............    9,000         289,125
  Block (H.&R.), Inc. ...............    9,800         287,875#
  Boeing Co. ........................   33,443       3,298,316#
  Boise Cascade Corp. ...............    4,600         140,300
  Boston Scientific Corp. ...........   16,600       1,025,050*#
  Briggs & Stratton Corp. ...........    2,600         116,675
  Bristol Myers Squibb Co. ..........   93,800       5,534,200
  Brown-Forman Corp. Class B ........    6,400         305,600
  Browning-Ferris Industries, Inc. ..   20,000         577,500
  Brunswick Corp. ...................    9,300         249,938
  Burlington Northern Santa Fe
     Corp. ..........................   14,437       1,068,338
  Burlington Resources, Inc. ........   11,600         495,900
  CIGNA Corp. .......................    7,000       1,022,875
  CPC International, Inc. ...........   13,600       1,115,200
  CSX Corp. .........................   20,400         948,600
  CUC International, Inc. ...........   37,150         835,875*#
  CVS Corp. .........................    9,900         456,638#
  Cabletron Systems, Inc. ...........   14,700         429,975*#
  Caliber Systems, Inc. .............    3,800         100,700
  Campbell Soup Co. .................   43,600       2,021,950
  Carolina Power & Light Co. ........   14,300         518,375#
  Case Corp. ........................    6,800         345,100
  Caterpillar, Inc. .................   17,800       1,428,450
  Centex Corp. ......................    2,600          91,650
  Central & South West Corp. ........   19,800         423,225#
  Ceridian Corp. ....................    6,400         229,600*
  Champion International Corp. ......    9,100         414,050
  Charming Shoppes, Inc. ............    9,900          54,141*
  Chase Manhattan Corp. .............   41,096       3,847,613
  Chevron Corp. .....................   61,100       4,254,088
  Chrysler Corp. ....................   67,500       2,025,000
  Chubb Corp. .......................   16,300         878,163
  Cincinnati Milacron, Inc. .........    3,800          71,250
  Cinergy Corp. .....................   14,793         504,811
  Circuit City Stores, Inc. .........    9,300         310,388#
  Cisco Sytems, Inc. ................   61,400       2,958,713*
  Citicorp ..........................   43,600       4,719,700
  Clorox Co. ........................    4,900         549,413#
  Coastal Corp. .....................    9,950         477,600
  Coca-Cola Co. .....................  232,700      13,002,056
  Cognizant Corp. ...................   16,000         466,000
  Colgate-Palmolive Co. .............   13,900       1,384,788
  Columbia Gas System, Inc. .........    5,200         300,950
  Columbia/HCA Healthcare Corp. .....   62,782       2,111,045
  Comcast Corp. Class A Special .....   30,650         519,134
  Comerica, Inc. ....................   10,100         569,388
  Compaq Computer Corp. .............   25,400       1,946,275*
  Computer Associates International,
     Inc. ...........................   33,975       1,320,778
  Computer Sciences Corp. ...........    7,300         450,775*#
  Conagra, Inc. .....................   22,450       1,217,913#
  Conrail, Inc. .....................    5,505         620,689
  Conseco, Inc. .....................   16,000         570,000
  Consolidated Edison Co. of
     New York, Inc. .................   21,900         657,000
  Consolidated Natural Gas Co. ......    9,000         453,375
  Cooper Industries, Inc. ...........   10,200         442,425#
  Cooper Tire & Rubber Co. ..........    7,600         140,600
  Coors (Adolph) Co. Class B ........    3,700          77,931
  Corestates Financial Corp. ........   20,900         992,750
  Corning, Inc. .....................   21,500         954,063

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  Costco Companies, Inc. ............   19,703      $  545,527*
  Crane Co. .........................    4,400         138,050
  Crown Cork & Seal Co., Inc. .......   11,900         614,338
  Cummins Engine Co., Inc. ..........    3,800         194,750
  Cyprus Amax Minerals Co., Inc. ....    8,850         210,188
  DSC Communications Corp. ..........   11,000         230,313*
  DTE Energy Co. ....................   13,700         368,188
  Dana Corp. ........................    9,600         315,600
  Darden Restaurants, Inc. ..........   15,100         118,913
  Data General Corp. ................    3,800          64,600*
  Dayton-Hudson Corp. ...............   20,300         847,525
  Dean Witter, Discover & Co. .......   30,154       1,051,621
  Deere & Co. .......................   24,000       1,044,000#
  Dell Computer Corp. ...............   16,800       1,137,150*
  Delta Air Lines, Inc. .............    6,900         580,463
  Deluxe Corp. ......................    7,600         246,050
  Digital Equipment Corp. ...........   14,600         399,675*
  Dillard Department Stores, Inc.
    Class A .........................   10,600         333,900
  Disney (Walt) Co. .................   63,100       4,606,300
  Dominion Resources, Inc. VA .......   16,800         611,100
  Donnelley (R.R.) & Sons Co. .......   14,200         495,225
  Dover Corp. .......................   10,500         551,250
  Dow Chemical Co. ..................   22,700       1,816,000
  Dow Jones & Co., Inc. .............    9,100         369,688#
  Dresser Industries, Inc. ..........   16,400         496,100
  DuPont (E.I.) de Nemours & Co. ....   52,700       5,586,200
  Duke Power Co. ....................   19,000         838,375#
  Dun & Bradstreet Corp. ............   15,900         403,463
  E G & G, Inc. .....................    4,500          93,938
  EMC Corp. MA ......................   21,700         770,350*
  Eastern Enterprises ...............    1,800          55,575
  Eastman Chemical Co. ..............    7,150         384,313
  Eastman Kodak Co. .................   31,200       2,367,300
  Eaton Corp. .......................    7,100         503,213#
  Echlin, Inc. ......................    5,800         197,200
  Echo Bay Mines, Ltd. ..............   13,200          87,450
  Ecolab, Inc. ......................    6,000         228,000
  Edison International ..............   40,600         913,500
  Emerson Electric Co. ..............   41,700       1,876,500
  Engelhard Corp. ...................   13,574         285,054
  Enron Corp. .......................   23,700         900,600
  Enserch Corp. .....................    6,500         133,250
  Entergy Corp. .....................   21,600         529,200
  Exxon Corp. .......................  116,200      12,520,550
  FMC Corp. .........................    3,600         220,500*
  FPL Group, Inc. ...................   17,100         754,538
  Federal Express Corp. .............   10,700         557,738*
  Federal Home Loan Mortgage Corp. ..   66,800       1,820,300
  Federal National Mortgage
     Association ....................  102,100       3,688,363
  Federated Department Stores, Inc. .   19,500         641,063*#
  Fifth Third Bancorp ...............   10,000         775,625
  First Bank System, Inc. ...........   12,500         912,500
  First Chicago NBD Corp. ...........   29,893       1,617,959
  First Data Corp. ..................   41,900       1,419,363#
  First Union Corp. .................   26,540       2,153,058#
  Fleet Financial Group, Inc. .......   24,664       1,412,014#
  Fleetwood Enterprises, Inc. .......    3,500          87,500
  Fleming Companies, Inc. ...........    3,700          64,750
  Fluor Corp. .......................    8,000         420,000
  Ford Motor Co. ....................  110,900       3,479,488
  Foster Wheeler Corp. ..............    3,950         139,731
  Freeport McMoran Copper & Gold, Inc.
    Class B .........................   18,000         546,750
  Frontier Corporation ..............   15,400         275,275
  Fruit of the Loom, Inc. Class A ...    7,100         294,650*
  GPU, Inc. .........................   11,300         363,013

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  GTE Corp. .........................   90,000     $ 4,196,250
  Gannett Co., Inc. .................   13,100       1,124,963
  Gap, Inc. .........................   26,200         877,700
  General Dynamics Corp. ............    5,900         397,513
  General Electric Co. ..............  154,000      15,284,500
  General Instrument Corp. ..........   12,980         296,918*
  General Mills, Inc. ...............   15,300         950,513
  General Motors Corp. ..............   70,700       3,915,013
  General RE Corp. ..................    7,600       1,200,800
  General Signal Corp. ..............    4,700         183,888
  Genuine Parts Co. .................   11,250         524,531
  Georgia-Pacific Corp. .............    8,700         630,750
  Giant Food, Inc. Class A ..........    5,600         179,200
  Giddings & Lewis, Inc. ............    3,250          47,938
  Gillette Co. ......................   51,900       3,769,238
  Golden West Financial Corp. .......    5,400         338,850
  Goodrich (B.F.) Co. ...............    5,100         186,788
  Goodyear Tire & Rubber Co. ........   14,600         762,850
  Grace (W.R.) & Co. ................    7,900         374,263
  Grainger (W.W.), Inc. .............    5,000         370,000
  Great Atlantic & Pacific Tea
     Co., Inc. ......................    3,700          93,888
  Great Lakes Chemical Corp. ........    5,900         271,400
  Great Western Financial Corp. .....   12,800         516,800
  Green Tree Financial Corp. ........   13,000         438,750
  Guidant Corp. .....................    6,900         424,350#
  HFS, Inc. .........................   12,000         706,500*#
  Halliburton Co. ...................   11,700         792,675
  Harcourt General, Inc. ............    6,623         307,970
  Harland (John H.) Co. .............    3,050          72,438
  Harnischfeger Industries, Inc. ....    4,676         217,434
  Harrahs Entertainment, Inc. .......    9,700         166,113*
  Harris Corp. ......................    3,800         292,125
  Hasbro, Inc. ......................   11,925         326,447
  Healthsouth Corp. .................   29,600         566,100*
  Heinz (H.J.) Co. ..................   34,550       1,364,725
  Helmerich & Payne, Inc. ...........    2,300         106,375
  Hercules, Inc. ....................    9,700         409,825
  Hershey Foods Corp. ...............   14,500         725,000
  Hewlett-Packard Co. ...............   94,900       5,053,425
  Hilton Hotels Corp. ...............   23,000         557,750
  Home Depot, Inc. ..................   45,048       2,410,068
  Homestake Mining Co. ..............   13,600         205,700
  Honeywell, Inc. ...................   11,800         800,925
  Household International, Inc. .....    9,200         792,350
  Houston Industries, Inc. ..........   21,900         457,163#
  Humana, Inc. ......................   15,300         336,600*
  ITT Corp. .........................   10,900         641,738*
  ITT Hartford Group, Inc. ..........   11,000         793,375
  ITT Industries, Inc. ..............   11,000         246,125
  Ikon Office Solutions, Inc. .......   12,700         425,450#
  Illinois Tool Works, Inc. .........   11,500         938,688#
  Inco, Ltd. ........................   15,800         515,475
  Ingersoll-Rand Co. ................   10,300         449,338
  Inland Steel Industries, Inc. .....    4,600          89,700
  Intel Corp. .......................   76,700      10,666,094
  Intergraph Corp. ..................    4,500          35,438*
  International Business Machines
     Corp. ..........................   48,400       6,648,950
  International Flavors &
     Fragrances, Inc. ...............   10,400         455,000
  International Paper Co. ...........   28,000       1,088,500
  Interpublic Group of Companies,
     Inc. ...........................    7,500         395,625
  James River Corp. of Virginia .....    8,200         238,825
  Jefferson-Pilot Corp. .............    6,650         361,594
  Johnson & Johnson .................  124,700       6,593,513
  Johnson Controls, Inc. ............    4,000         322,000
  Jostens, Inc. .....................    3,700          83,713
  K Mart Corp. ......................   45,400         550,475*

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  Kaufman & Broad Home Corp. ........    3,800       $  50,350
  Kellogg Co. .......................   19,800       1,331,550
  Kerr-McGee Corp. ..................    4,600         284,625
  Keycorp ...........................   21,100       1,028,625
  Kimberly Clark Corp. ..............   26,442       2,627,674#
  King World Productions, Inc. ......    3,600         131,400*
  Knight Ridder, Inc. ...............    8,900         354,888
  Kroger Co. ........................   11,700         593,775*
  LSI Logic Corp. ...................   12,000         417,000*
  Laidlaw, Inc. Class B Non-Voting ..   29,500         405,625
  Lilly (Eli) & Co. .................   51,700       4,252,325#
  Limited, Inc. .....................   25,400         466,725
  Lincoln National Corp. ............    9,800         524,300
  Liz Claiborne, Inc. ...............    6,600         287,925
  Lockheed Martin Corp. .............   17,957       1,508,388
  Loews Corp. .......................   10,800         959,850
  Longs Drug Stores Corp. ...........    3,800          89,300
  Louisiana Land & Exploration Co. ..    3,300         156,338
  Louisiana-Pacific Corp. ...........   10,200         211,650
  Lowe's Companies, Inc. ............   16,200         605,475
  Lucent Technologies, Inc. .........   59,690       3,148,648#
  MBIA, Inc. ........................    4,100         393,088
  MBNA Corp. ........................   31,287         872,125
  MCI Communications Corp. ..........   64,000       2,276,000
  MGIC Investment Corp. .............    5,500         389,125
  Mallinckrodt Group, Inc. ..........    6,800         279,650
  Manor Care, Inc. ..................    5,900         143,813
  Marriott International, Inc. ......   11,900         592,025
  Marsh & McLennan Companies, Inc. ..    6,700         758,775
  Masco Corp. .......................   15,100         539,825
  Mattel, Inc. ......................   25,452         610,848
  May Department Stores Co. .........   23,400       1,064,700
  Maytag Corp. ......................    9,500         195,938
  McDermott International, Inc. .....    5,200         111,150
  McDonald's Corp. ..................   65,400       3,090,150
  McDonnell Douglas Corp. ...........   19,900       1,213,900
  McGraw-Hill Companies, Inc. .......    9,400         480,575
  Mead Corp. ........................    4,900         259,700
  Medtronic, Inc. ...................   22,400       1,394,400#
  Mellon Bank Corp. .................   12,050         876,638
  Mercantile Stores Co., Inc. .......    3,600         166,950
  Merck & Co., Inc. .................  112,700       9,494,975
  Meredith Corp. ....................    5,100         117,938
  Merrill Lynch & Co., Inc. .........   15,400       1,322,475
  Micron Technology, Inc. ...........   19,600         793,800#
  Microsoft Corp. ...................  112,400      10,305,675*
  Millipore Corp. ...................    4,100         173,738
  Minnesota Mining & Manufacturing
     Co. ............................   39,000       3,295,500
  Mobil Corp. .......................   36,900       4,820,063
  Monsanto Co. ......................   55,100       2,107,575
  Moore Corp., Ltd. .................    9,400         188,000
  Morgan (J.P.) & Co., Inc. .........   17,400       1,709,550#
  Morgan Stanley Group, Inc. ........   14,400         846,000
  Morton International, Inc. ........   13,200         557,700
  Motorola, Inc. ....................   55,600       3,356,850
  Nacco Industries, Inc. Class A ....      800          39,400
  Nalco Chemical Co. ................    6,300         235,463#
  National City Corp. ...............   20,800         969,800
  National Semiconductor Corp. ......   13,100         360,250*
  National Service Industries, Inc. .    4,500         176,063
  NationsBank Corp. .................   72,176       3,996,746
  Navistar International Corp. ......    6,870          64,406*
  New York Times Class A ............    9,200         405,950
  Newell Co. ........................   14,900         499,150
  Newmont Mining Corp. ..............    9,415         364,831
  Niagara Mohawk Power Corp. ........   13,400         113,900*

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  Nicor, Inc. .......................    4,700    $    150,400
  Nike, Inc. Class B ................   26,900       1,667,800
  Noram Energy Corp. ................   13,000         190,125
  Nordstrom, Inc. ...................    7,500         284,531
  Norfolk Southern Corp. ............   11,700         997,425
  Northern States Power Co. MN ......    6,400         303,200
  Northern Telecom, Ltd. ............   24,300       1,588,613
  Northrop Grumman Corp. ............    5,400         408,375
  Norwest Corp. .....................   34,800       1,609,500
  Novell, Inc. ......................   32,500         307,734*
  Nucor Corp. .......................    8,100         370,575
  Nynex Corp. .......................   41,200       1,879,750
  Occidental Petroleum Corp. ........   30,800         758,450
  Ohio Edison Co. ...................   14,400         304,200
  Oneok, Inc. .......................    2,500          65,000
  Oracle Systems Corp. ..............   63,375       2,443,898*
  Oryx Energy Co. ...................    9,900         190,575*
  Owens Corning . ...................    4,900         197,225
  PECO Energy Co. ...................   20,800         423,800
  PNC Bank Corp. ....................   31,550       1,262,000
  PP&L Resources, Inc. ..............   15,200         307,800
  PPG Industries, Inc. ..............   17,100         923,400
  Paccar, Inc. ......................    3,760         250,980
  PacifiCorp ........................   27,500         587,813#
  Pacific Enterprises ...............    8,100         245,025
  Pacific Gas & Electric Co. ........   38,500         904,750#
  Pacific Telesis Group .............   40,200       1,517,550
  Pall Corp. ........................   11,766         272,089#
  Panenergy Corp. ...................   14,200         612,375
  Parker-Hannifin Corp. .............    6,850         292,838
  Penney (J.C.) Co., Inc. ...........   23,400       1,114,425
  Pennzoil Co. ......................    4,400         227,700
  Peoples Energy Corp. ..............    3,400         112,625
  Pep Boys -- Manny, Moe & Jack .....    5,800         174,000
  Pepsico, Inc. .....................  145,200       4,737,150
  Perkin Elmer Corp. ................    4,100         263,938
  Pfizer, Inc. ......................   60,400       5,081,150
  Pharmacia & Upjohn, Inc. ..........   47,480       1,738,955#
  Phelps Dodge Corp. ................    6,000         438,750
  Philip Morris Companies, Inc. .....   76,300       8,707,738
  Phillips Petroleum Co. ............   24,700       1,009,613
  Pioneer Hi-Bred International,
     Inc. ...........................    7,600         477,850#
  Pitney Bowes, Inc. ................   14,000         822,500
  Placer Dome, Inc. .................   22,300         404,188
  Polaroid Corp. ....................    4,300         170,925
  Potlatch Corp. ....................    2,600         106,925
  Praxair, Inc. .....................   14,700         659,663
  Procter & Gamble Co. ..............   63,416       7,292,840
  Providian Corp. ...................    8,900         476,150
  Public Service Enterprise Group,
     Inc. ...........................   22,300         585,375
  Pulte Corp. .......................    2,100          61,425
  Quaker Oats Co. ...................   12,600         459,900
  Ralston Purina Group ..............   10,000         781,250
  Raychem Corp. .....................    4,300         354,213
  Raytheon Co. ......................   22,000         992,750
  Reebok International, Ltd. ........    5,200         233,350
  Republic New York Corp. ...........    5,200         458,250
  Reynolds Metals Co. ...............    5,900         365,800
  Rite Aid Corp. ....................   11,400         478,800
  Rockwell International Corp. ......   20,500       1,329,938
  Rohm & Haas Co. ...................    6,000         449,250
  Rowan Companies, Inc. .............    7,900         178,738*
  Royal Dutch Petroleum Co. .........   50,300       8,802,500#
  Rubbermaid, Inc. ..................   14,100         350,738
  Russell Corp. .....................    3,700         132,275
  Ryder System, Inc. ................    7,800         228,150

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------    --------------
  SBC Communications, Inc. ..........   56,500    $  2,973,313
  Safeco Corp. ......................   11,700         470,194
  Safety Kleen Corp. ................    5,500          81,125
  Saint Jude Medical, Inc. ..........    7,450         248,644*
  Saint Paul Companies, Inc. ........    7,900         512,513
  Salomon, Inc. .....................   10,200         508,725
  Santa Fe Energy Resources, Inc. ...    8,580         119,048*
  Santa Fe Pacific Corp. ............   12,254         202,191
  Sara Lee Corp. ....................   45,100       1,826,550
  Schering-Plough Corp. .............   34,700       2,524,425
  Schlumberger, Ltd. ................   23,200       2,488,200
  Scientific-Atlanta, Inc. ..........    7,400         112,850
  Seagate Technology, Inc. ..........   23,300       1,045,588*
  Seagram Co., Ltd. .................   34,700       1,327,275
  Sears, Roebuck & Co. ..............   36,600       1,839,150
  Service Corp. International .......   22,000         654,500#
  Shared Medical Systems Corp. ......    2,100          97,913
  Sherwin-Williams Co. ..............   16,400         442,800
  Sigma-Aldrich Corp. ...............    9,400         289,050
  Silicon Graphics, Inc. ............   16,400         319,800*
  Snap-On, Inc. .....................    5,700         220,875
  Sonat, Inc. .......................    8,200         446,900
  Southern Co. ......................   63,000       1,330,875
  Southwest Airlines Co. ............   13,700         303,113
  Springs Industries, Inc. Class A ..    1,850          82,788
  Sprint Corp. ......................   40,400       1,838,200
  Stanley Works .....................    8,200         310,575
  Stone Container Corp. .............    9,400         104,575
  Stride Rite Corp. .................    4,700          70,500
  Sun Company, Inc. .................    6,800         177,650
  Sun Microsystems ..................   34,540         995,184*
  Suntrust Banks, Inc. ..............   20,900         969,238
  Supervalu, Inc. ...................    6,300         187,425
  Sysco Corp. .......................   16,700         569,888
  TJX Companies, Inc. ...............    7,200         307,800
  TRW, Inc. .........................   11,800         610,650
  Tandem Computers, Inc. ............   11,000         130,625*
  Tandy Corp. .......................    5,515         276,439
  Tektronix, Inc. ...................    3,200         161,600
  Tele-Communications, Inc. Class A .   62,000         744,000*
  Tellabs, Inc. .....................   16,700         603,288*
  Temple-Inland, Inc. ...............    5,200         273,000
  Tenet Healthcare Corp. ............   28,300         696,888*
  Tenneco, Inc. .....................   16,000         624,000
  Texaco, Inc. ......................   24,800       2,715,600#
  Texas Instruments, Inc. ...........   17,700       1,325,288
  Texas Utilities Co. ...............   21,000         719,250
  Textron, Inc. .....................    7,900         829,500
  Thermo-Electron Corp. .............   14,100         435,338*
  Thomas & Betts Corp. ..............    5,000         213,750
  Time Warner, Inc. .................   53,160       2,299,170
  Times Mirror Co. Class A ..........    9,300         508,013
  Timken Co. ........................    3,100         165,850
  Torchmark Corp. ...................    6,550         362,706
  Toys `R' Us, Inc. .................   27,200         761,600*
  Transamerica Corp. ................    6,200         554,900#
  Travelers Group, Inc. .............   59,796       2,862,720
  Tribune Co. .......................   11,500         465,750
  Trinova Corp. .....................    2,800          93,800
  Tupperware Corp. ..................    5,800         194,300
  Tyco International, Ltd. ..........   15,600         858,000#
  UNUM Corp. ........................    6,800         496,400
  US Bancorp ........................   14,200         760,588
  US West, Inc. Communications
     Group ..........................   44,800       1,523,200
  US West, Inc. Media Group .........   58,400       1,087,700*#
  USAir Group, Inc. .................    6,000         147,000*

----------------------------------------------------------------
                                             MARCH 31, 1997
                                       -------------------------
                                              (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                        ------     -------------
  USF&G Corp. .......................   10,800      $  232,200
  USLIFE Corp. ......................    3,325         155,444
  UST, Inc. .........................   17,300         482,238
  USX-Marathon Group, Inc. ..........   26,900         749,838
  USX-US Steel Group ................    8,020         213,533
  Unicom Corp., Inc. ................   20,200         393,900
  Unilever NV .......................   15,000       2,793,750#
  Union Camp Corp. ..................    6,500         306,313
  Union Carbide Corp. ...............   11,900         526,575
  Union Electric Co. ................    9,600         354,000
  Union Pacific Corp. ...............   22,800       1,293,900#
  Union Pacific Resources Group,
     Inc. ...........................   23,276         622,633
  Unisys Corp. ......................   16,300         103,913*
  United Healthcare Corp. ...........   17,200         819,150#
  United States Surgical Corp. ......    5,900         179,950
  United Technologies Corp. .........   22,400       1,685,600
  Unocal Corp. ......................   23,300         888,313
  VF Corp. ..........................    5,900         394,563
  Viacom, Inc. Class B ..............   33,034       1,094,251*#
  WMX Technologies, Inc. ............   45,200       1,384,250
  Wachovia Corp. ....................   15,500         844,750
  Wal-Mart Stores, Inc. .............  214,600       5,981,975#
  Walgreen Co. ......................   22,900         958,938
  Warner-Lambert Co. ................   25,400       2,197,100
  Wells Fargo & Co. .................    8,799       2,500,016
  Wendy's International, Inc. .......   12,000         247,500
  Western Atlas, Inc. ...............    5,100         309,188*
  Westinghouse Electric Corp. .......   58,000       1,029,500
  Westvaco Corp. ....................    9,650         242,456
  Weyerhaeuser Co. ..................   18,700         834,488
  Whirlpool Corp. ...................    6,900         328,613
  Whitman Corp. .....................    9,800         240,100
  Willamette Industries, Inc. .......    5,200         325,000
  Williams Companies, Inc. ..........   14,735         655,708
  Winn-Dixie Stores, Inc. ...........   14,000         462,000
  Woolworth Corp. ...................   12,700         296,863*
  Worldcom, Inc. ....................   81,020       1,777,376*#
  Worthington Industries, Inc. ......    8,975         172,208
  Wrigley (Wm.) Jr. Co. .............   10,900         636,289
  Xerox Corp. .......................   30,400       1,729,000
                                                  ------------

TOTAL COMMON STOCKS -- (99.7%)
  (Cost $397,529,055)                              542,736,753
                                                  ------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
  Other Assets                                       1,638,640
  Other Liabilities                                   (352,121)
                                                  ------------
                                                     1,286,519
                                                  ------------
  NET ASSETS-- (100.0%)                           $544,023,272
                                                  ============
---------------
(DAGGER) See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Securities on Loan


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                        FOUR MONTHS      YEAR
                                                           ENDED         ENDED
                                                         MARCH 31,     NOV. 30,
                                                           1997          1996
                                                        -----------    --------
                                                        (UNAUDITED)
INVESTMENT INCOME
   Dividends .........................................   $  3,254      $  5,468
   Interest ..........................................         51            98
   Income From Securities Lending ....................         13             7
                                                         --------      --------
     Total Investment Income .........................      3,318         5,573
                                                         --------      --------
Expenses
   Investment Advisory Services ......................         43            62
   Accounting & Transfer Agent Fees ..................         26            67
   Custodian's Fee ...................................         48            64
   Legal Fees ........................................          6            71
   Audit Fees ........................................          2             9
   Shareholders' Reports .............................          1             5
   Trustees' Fees and Expenses .......................          1             3
   Other .............................................          2            10
                                                         --------      --------
     Total Expenses ..................................        129           291
                                                         --------      --------
     NET INVESTMENT INCOME ...........................      3,189         5,282
                                                         --------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Investment Securities ....          8           (18)

Change in Unrealized Appreciation (Depreciation)
   of Investment Securities ..........................     (2,042)       63,985
                                                         --------      --------
NET GAIN (LOSS) ON INVESTMENT SECURITIES .............     (2,034)       63,967
                                                         --------      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .   $  1,155      $ 69,249
                                                         ========      ========


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS             THE DFA INVESTMENT TRUST COMPANY


THE U.S. LARGE COMPANY SERIES                                    (AMOUNTS IN THOUSANDS)

                                                           FOUR MONTHS      YEAR         YEAR
                                                              ENDED         ENDED        ENDED
                                                            MARCH 31,     NOV. 30,     NOV. 30,
                                                              1997          1996         1995
                                                           -----------    --------     --------
                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ................................   $   3,189    $   5,282    $   1,965
   Net Realized Gain (Loss) on Investment Securities ....           8          (18)         172
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities ..............................      (2,042)      63,985       21,274
                                                            ---------    ---------    ---------
     Net Increase in Net Assets Resulting from Operations       1,155       69,249       23,411
                                                            ---------    ---------    ---------
Distributions From:
   Net Investment Income ................................          --       (1,215)      (1,886)
   Net Realized Gains ...................................          --         (686)          --
                                                            ---------    ---------    ---------
     Total Distributions ................................          --       (1,901)      (1,886)
                                                            ---------    ---------    ---------
Capital Share Transactions (1):
   Shares Issued ........................................          --       32,324       31,424
   Shares Issued in Lieu of Cash Distributions ..........          --        1,744        1,585
   Shares Redeemed ......................................          --      (10,535)      (6,073)
                                                            ---------    ---------    ---------
     Net Increase from Capital Share Transactions .......          --       23,533       26,936
                                                            ---------    ---------    ---------
Transactions in Interest (1):
   Contributions ........................................      98,515      309,297           --
   Withdrawals ..........................................     (22,088)     (30,855)          --
                                                            ---------    ---------    ---------
     Net Increase from Transactions in Interest .........      76,427      278,442           --
                                                            ---------    ---------    ---------
   Total Increase .......................................      77,582      369,323       48,461
                                                            ---------    ---------    ---------
NET ASSETS
   Beginning of Period ..................................     466,441       97,118       48,657
                                                            ---------    ---------    ---------
   End of Period ........................................   $ 544,023    $ 466,441    $  97,118
                                                            =========    =========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ........................................          --        2,257        2,738
   Shares Issued in Lieu of Cash Distributions ..........          --          121          135
   Shares Redeemed ......................................          --         (754)        (484)
                                                            ---------    ---------    ---------
                                                                   --        1,624        2,389
                                                            =========    =========    =========

----------------
(1) Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996. Transactions in Interest are reported for the period June 1 through November 30, 1996 and subsequent periods. Effective June 1, 1996, the Series was reorganized as a partnership.



See accompanying notes to financial statements.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS                            THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                 FOUR MONTHS        YEAR            YEAR           YEAR          FEB. 8
                                                    ENDED           ENDED           ENDED          ENDED           TO
                                                  MARCH 31,       NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                    1997            1996            1995           1994           1993
                                                 -----------      --------        --------       --------       --------
                                                 (UNAUDITED)

Net Asset Value, Beginning of Period(2) ........         --       $  13.48         $ 10.11        $ 10.27        $ 10.00
                                                   --------       --------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS(2)
   Net Investment Income .......................         --           0.15            0.30           0.28           0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized) .................         --           1.41            3.36          (0.14)          0.26
                                                   --------       --------         -------        -------        -------
        Total from Investment Operations .......         --           1.56            3.66           0.14          (0.50)
                                                   --------       --------         -------        -------        -------
LESS DISTRIBUTIONS(2)
   Net Investment Income .......................         --          (0.16)          (0.29)         (0.29)         (0.23)
   Net Realized Gains ..........................         --          (0.08)             --          (0.01)            --
                                                   --------       --------         -------        -------        -------
        Total Distributions ....................         --          (0.24)          (0.29)         (0.30)         (0.23)
                                                   --------       --------         -------        -------        -------
Net Asset Value, End of Period(2) ..............         --         $14.80          $13.48         $10.11         $10.27
                                                   ========       ========         =======        =======        =======
Total Return(2) ................................         --          11.60%#         36.77%          1.30%          5.05%#

Net Assets, End of Period (thousands) ..........   $544,023       $466,441         $97,118        $48,657        $37,853
Ratio of Expenses to Average Net Assets ........      0.08%*          0.12%           0.02%(a)       0.02%(a)       0.02%*(a)
Ratio of Net Investment Income to Average
   Net Assets ..................................      1.87%*          2.12%          2.61%(a)        2.83%(a)       2.87%*(a)
Portfolio Turnover Rate ........................      3.68%*         14.09%          2.38%           8.52%         34.36%*
Average Commission Rate(1) .....................   $0.0200         $0.0216            N/A             N/A            N/A

----------------
   * Annualized
  #  Non-Annualized
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(2) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.
(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                   THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 1997, The Trust consisted of sixteen investment portfolios. These financial statements relate solely to The U.S. Large Company Series (the "Series").

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

     Information included within these Notes to Financial Statements as of and for the period ended March 31, 1997 is unaudited.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series' custodian or a third party sub-custodian.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the four months ended March 31, 1997 and the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Through November 30, 1995, the Advisor had agreed to bear all of the ordinary operating expenses of the Series except for the advisory fee. Effective December 1, 1995, the Series is obligated to bear all of its expenses including its advisory fee.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                  FOUR MONTHS           YEAR
                                                     ENDED              ENDED
                                                   MARCH 31,           NOV. 30,
                                                     1997               1996
                                                  -----------         --------
                                                  (UNAUDITED)
     Purchases ................................      $86,637          $282,929
     Sales ....................................        6,232            34,231

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                 FOUR MONTHS          YEAR
                                                    ENDED            ENDED
                                                  MARCH 31,         NOV. 30,
                                                    1997              1996
                                                 -----------        --------
                                                 (UNAUDITED)
     Gross Unrealized Appreciation ............    $151,843          $150,865
     Gross Unrealized Depreciation ............      (6,635)           (3,615)
                                                   --------          --------
     Net ......................................    $145,208          $147,250
                                                   ========          ========

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY

F.   LINE OF CREDIT:

     In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow between 25% and 331/3% of its net assets as determined by its investment policies, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the four months ended March 31, 1997 and year ended November 30, 1996, the Series borrowed against the line of credit as follows:


                                       WEIGHTED         WEIGHTED        NUMBER OF      INTEREST
                                        AVERAGE          AVERAGE          DAYS          EXPENSE
                                     INTEREST RATE    LOAN BALANCE     OUTSTANDING     INCURRED
                                     -------------    ------------     -----------     --------
Four Months Ended March 31, 1997
   (Unaudited) .....................     6.00%         $2,859,200            5          $ 2,372
Year Ended November 30, 1996 .......     5.78%            550,235           10            1,502


     There was an outstanding balance of $137,000 under the line of credit at March 31, 1997. There were no outstanding borrowings under the line of credit at November 30, 1996.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series and the related collateral cash received is as follows:

                                                    MARCH 31,        NOV. 30,
                                                      1997             1996
                                                  -----------      ------------
                                                  (UNAUDITED)
 Value of Securities on Loan ..................   $59,359,657      $28,816,339
 Value of Collateral and Indemnification ......    62,627,889       29,392,666

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                      [THIS PAGE INTENTIONALLY LEFT BLANK]

COMPASS CAPITAL FUNDS

[LOGO OMITTED]

Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19101

Sub-Adviser -- Large Cap Value Equity
Portfolio, Mid-Cap Value Equity Portfolio,
Small Cap Value Equity Portfolio, Select
Equity Portfolio and Balanced Portfolio
   Provident Capital Management, Inc.
   Philadelphia, Pennsylvania 19103

Sub-Adviser -- Large Cap Growth Equity Portfolio,
Mid-Cap Growth Equity Portfolio, and
Small Cap Growth Equity Portfolio
   PNC Equity Advisors Company
   Philadelphia, Pennsylvania 19101

Sub-Adviser -- Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Adviser -- International Equity Portfolio, and International Emerging Markets Portfolio
   CastleInternational Asset Management Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19101

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   Compass Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   Compass Capital Group, Inc.
   New York, New York 10154

Counsel
   Drinker Biddle & Reath LLP
   Philadelphia, Pennsylvania 19107

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                                  FUND SPECTRUM

COMPASS CAPITAL FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $12 BILLION IN 30 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.SM

STOCK PORTFOLIOS
      Large Cap Value Equity               Small Cap Growth Equity
      Large Cap Growth Equity              International Equity
      Mid-Cap Value Equity                 International Emerging Markets
      Mid-Cap Growth Equity                Select Equity
      Small Cap Value Equity               Index Equity

STOCK & BOND PORTFOLIOS
      Balanced

BOND PORTFOLIOS
      Low Duration Bond                    Government Income
      Intermediate Government Bond         Managed Income
      Intermediate Bond                    International Bond
      Core Bond

TAX-FREE BOND PORTFOLIOS
      Tax-Free Income                      New Jersey Tax-Free Income
      Pennsylvania Tax-Free Income         Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
      Money Market                         North Carolina Municipal Money Market
      U.S. Treasury Money Market           Ohio Municipal Money Market
      Municipal Money Market               Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market    Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 Hour Account Information
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.compassfunds.com.

Exchange  Privileges
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital Funds. (1)

Automatic  Investment  Plans
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

Systematic Withdrawal Plans
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments, of $100 or more from their Compass Capital portfolios, as long as their account is at least $1,000.

Retirement Plans
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

General Information  About  The Compass Funds
If you would like additional reports or have questions regarding any of the 30 Compass Capital Funds, please call 1-888-4COMPASS.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

COMPASS CAPITAL FUNDS
[LOGO OMITTED]

PURE INVESTMENT STYLESM

P.O. Box 8907
Wilmington, DE 19899



Shares of the fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not Federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, The Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of principal amount invested.
                                                                   SR 3/31/97-EP